Document And Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	PUGET ENERGY INC /WA
Entity Central Index Key	0001085392
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012
PUGET SOUND ENERGY, INC.
Entity Information [Line Items]
Entity Registrant Name	PUGET SOUND ENERGY INC
Entity Central Index Key	0000081100
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2009 PUGET ENERGY Successor [Member]	Feb. 05, 2009 PUGET ENERGY Predecessor [Member]
Operating revenue:
Electric	$ 470,511	$ 487,721	$ 1,082,038	$ 1,087,454	$ 2,147,220	$ 2,107,469	$ 1,885,118	$ 213,618
Gas	207,823	245,014	643,789	663,638	1,168,850	1,011,531	1,034,744	190,001
Other	283	(60)	1,302	1,176	2,695	3,217	5,286	94
Total operating revenue	678,617	732,675	1,727,129	1,752,268	3,318,765	3,122,217	2,925,148	403,713
Energy Costs [Abstract]
Purchased electricity	156,098	180,022	355,213	407,918	771,405	773,429	796,040	90,737
Electric generation fuel	19,861	25,886	89,798	71,109	199,471	268,147	196,483	11,961
Residential exchange	(15,302)	(15,293)	(38,637)	(36,975)	(71,147)	(75,109)	(83,962)	(12,542)
Purchased gas	96,462	127,174	329,981	363,928	622,088	535,933	597,935	120,925
Unrealized (gain) loss on derivative instruments, net	(64,076)	(16,995)	(59,350)	(50,113)	11,494	54,095	(156,601)	3,867
Utility operations and maintenance	128,195	123,852	256,241	241,820	497,921	486,701	449,745	37,650
Non-utility expense and other	(74)	2,022	787	4,941	9,442	23,952	16,672	112	1,526	4
Merger And related costs					0	0	2,731	44,324	2,731	20,416
Depreciation	84,552	73,579	163,558	148,361	299,597	292,634	242,477	21,773
Amortization	11,547	18,450	24,890	36,423	72,381	71,572	63,466	4,969
Conservation amortization	28,518	23,871	62,921	56,084	107,646	90,109	58,875	7,592
Taxes other than income taxes	72,960	75,414	172,830	175,935	323,527	292,520	266,424	36,935
Total operating expenses	518,741	617,982	1,358,232	1,419,431	2,843,825	2,813,983	2,450,285	368,303
Operating income	159,876	114,693	368,897	332,837	474,940	308,234	474,863	35,410
Other income (deductions):
Other income	18,337	15,679	33,273	28,218	58,052	45,196	49,158	3,653
Other expense	(1,947)	(1,278)	(5,700)	(2,233)	(5,380)	(5,673)	(6,154)	(369)
Non-hedged interest rate derivative expense	(7,297)	(25,412)	(6,770)	(25,460)	(28,601)	(7,955)	0	0	0	0
Charitable contributions					0	0	(5,000)	0	(5,000)	0
Interest charges:
AFUDC	4,687	7,597	11,982	12,001	29,949	14,157	8,864	350
Interest expense	(95,964)	(108,961)	(203,165)	(190,009)	(371,910)	(321,167)	(265,675)	(17,291)	(80,193)	0
Income (loss) before income taxes	77,692	2,318	198,517	155,354	157,050	32,792	256,056	21,753
Income tax (benefit) expense	20,000	(2,717)	52,346	42,888	33,760	2,481	82,041	8,997	(31,247)	(1,540)
Net income (loss)	$ 57,692	$ 5,035	$ 146,171	$ 112,466	$ 123,290	$ 30,311	$ 174,015	$ 12,756	$ 174,015	$ 12,756

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]
Parent [Line Items]
Net income (loss)	$ 57,692	$ 5,035	$ 146,171	$ 112,466	$ 174,015	$ 123,290	$ 30,311	$ 12,756
Other comprehensive income (loss):
Net unrealized gain (loss) on interest rate swaps during the period, net of tax					(22,777)	0	(58,175)	0
Other Comprehensive Income Reclassification Of Net Unrealized Gain Loss On Interest Rate Swaps During Period Net Of Tax	7,088	15,760	9,596	19,993	18,884	25,443	22,027	0
Net unrealized gain (loss) from pension and postretirement plans, net of tax	(104)	(263)	(209)	(525)	34,458	(54,826)	5,172	315
Net unrealized gain (loss) on energy derivative instruments during the period, net of tax					(26,222)	0	0	(24,162)
Reclassification of net unrealized loss on energy derivative instruments settled during the period, net of tax	122	177	(73)	364	19,144	1,545	4,420	4,509
Amortization of treasury interest rate swaps to earnings, net of tax					0	0	0	26
Other comprehensive income (loss)	7,106	15,674	9,314	19,832	23,487	(27,838)	(26,556)	(19,312)
Comprehensive income (loss)	$ 64,798	$ 20,709	$ 155,485	$ 132,298	$ 197,502	$ 95,452	$ 3,755	$ (6,556)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other comprehensive income (loss):
Other Comprehensive Income Reclassification Of Net Unrealized Gain Loss On Interest Rate Swaps During Period Tax	$ 3,817	$ 8,486	$ 5,167	$ 10,766
Net unrealized gain (loss) from pension and postretirement plans, tax	(56)	(142)	(112)	(283)
Reclassification of net unrealized loss on energy derivative instruments during the period, tax	$ 66	$ 95	$ (39)	$ 196

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Utility plant
Electric plant	$ 6,336,530,000	$ 6,067,672,000	$ 5,253,786,000
Gas plant	2,314,874,000	2,238,741,000	2,129,200,000
Common plant	439,872,000	418,236,000	318,615,000
Less: Accumulated depreciation and amortization	(828,083,000)	(674,782,000)	(429,038,000)
Net utility plant	8,263,193,000	8,049,867,000	7,272,563,000
Other property and investments:
Goodwill	1,656,513,000	1,656,513,000	1,656,513,000
Investment in exchange power contract	17,633,000	19,396,000	22,923,000
Other property and investments	116,203,000	123,352,000	125,918,000
Total other property and investments	1,790,349,000	1,799,261,000	1,805,354,000
Current assets:
Cash and cash equivalents	16,133,000	37,235,000	36,557,000
Restricted cash	3,544,000	4,183,000	5,470,000
Accounts receivable, net	233,225,000	336,530,000	327,615,000
Unbilled revenue	120,102,000	191,150,000	194,088,000
Purchased gas adjustment receivable		0	5,992,000
Materials and supplies, at average cost	89,790,000	76,068,000	85,413,000
Fuel and gas inventory, at average cost	69,154,000	100,491,000	96,633,000
Unrealized gain on derivative instruments	6,973,000	6,647,000	7,500,000
Income taxes	9,661,000	11,553,000	76,183,000
Prepaid expense and other assets	18,157,000	13,969,000	14,835,000
Power contract acquisition adjustment gain	47,012,000	65,096,000	134,553,000
Deferred income taxes	87,931,000	101,934,000	83,086,000
Total current assets	701,682,000	944,856,000	1,067,925,000
Other long-term and regulatory assets:
Regulatory asset for deferred income taxes	67,830,000	62,304,000	73,337,000
Power cost adjustment mechanism	0	6,818,000	15,618,000
Regulatory assets related to power contracts	39,227,000	46,202,000	116,116,000
Other regulatory assets	866,036,000	766,825,000	814,603,000
Unrealized gain on derivative instruments	15,981,000	10,084,000	8,233,000
Power contract acquisition adjustment gain	490,354,000	517,740,000	624,667,000
Other	82,334,000	180,753,000	130,920,000
Total other long-term and regulatory assets	1,561,762,000	1,590,726,000	1,783,494,000
Total assets	12,316,986,000	12,384,710,000	11,929,336,000
Common shareholder's equity:
Common stock	0	0	0
Additional paid-in capital	3,308,957,000	3,308,957,000	3,308,957,000
Earnings reinvested in the business	80,600,000	22,873,000	17,024,000
Accumulated other comprehensive income (loss), net of tax	(21,593,000)	(30,907,000)	(3,069,000)
Total common shareholder's equity	3,367,964,000	3,300,923,000	3,322,912,000
Long-term debt:
First mortgage bonds and senior notes	3,362,000,000	3,362,000,000	2,792,000,000
Pollution control bonds	161,860,000	161,860,000	161,860,000
Junior subordinated notes	250,000,000	250,000,000	250,000,000
Long-term debt	1,834,000,000	1,793,000,000	1,490,000,000
Debt discount and other	(270,227,000)	(289,493,000)	(311,147,000)
Long-term debt	5,337,633,000	5,277,367,000	4,382,713,000
Total capitalization	8,705,597,000	8,578,290,000	7,705,625,000
Current liabilities:
Accounts payable	214,847,000	339,361,000	291,148,000
Short-term debt	38,000,000	25,000,000	247,000,000
Current maturities of long-term debt		0	260,000,000
Purchased gas adjustment liability	49,611,000	25,940,000	0
Accrued expenses:
Taxes	79,892,000	90,727,000	81,505,000
Salaries and wages	29,058,000	40,892,000	34,453,000
Interest	69,480,000	69,329,000	59,182,000
Unrealized loss on derivative instruments	277,246,000	327,089,000	273,100,000
Power contract acquisition adjustment loss	4,050,000	8,547,000	69,915,000
Other	69,381,000	74,409,000	114,409,000
Total current liabilities	831,565,000	1,001,294,000	1,430,712,000
Long-term and regulatory liabilities:
Deferred income taxes	1,202,949,000	1,153,755,000	1,127,611,000
Unrealized loss on derivative instruments	113,209,000	196,558,000	183,135,000
Power cost adjustment mechanism	19,433,000	0
Regulatory liabilities	375,748,000	346,225,000	305,936,000
Regulatory liabilities related to power contracts	537,366,000	582,836,000	759,220,000
Power contract acquisition adjustment loss	35,177,000	37,655,000	46,779,000
Other deferred credits	495,942,000	488,097,000	370,318,000
Total long-term and regulatory liabilities	2,779,824,000	2,805,126,000	2,792,999,000
Commitments and contingencies
Total capitalization and liabilities	$ 12,316,986,000	$ 12,384,710,000	$ 11,929,336,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Construction work in progress	$ 707,257	$ 1,282,463	$ 628,387
Current assets:
Allowance for doubtful accounts	$ (7,689)	$ (8,495)	$ (9,784)
Common shareholder's equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	200	200

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]
Operating activities:
Net income (loss)	$ 146,171	$ 112,466	$ 174,015	$ 123,290	$ 30,311	$ 12,756
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	163,558	148,361	242,477	299,597	292,634	21,773
Amortization	24,890	36,423	63,466	72,381	71,572	4,969
Conservation amortization	62,921	56,084	58,875	107,646	90,109	7,592
Deferred income taxes and tax credits, net	52,657	43,278	244,216	33,318	(32,955)	(512)
Net unrealized (gain) loss on derivative instruments	(76,850)	(23,542)	(156,601)	45,043	50,495	3,867
Derivative contracts classified as financing activities due to merger	(47,423)	(123,951)	(524,397)	(182,710)	(371,621)	0
AFUDC - Equity	(14,485)	(12,033)	(4,108)	(32,431)	(12,677)	(69)
Pension funding	(11,400)	(5,000)	(18,400)	(5,000)	(12,000)	0
Regulatory assets	(61,856)	18,450	(5,276)	26,631	26,198	(1,668)
Regulatory liabilities	37,752	(3,203)	18,436	21,031	28,821	(126)
Other long-term assets	7,302	(23,919)	(17,963)	(59,094)	(50,009)	2,845
Other long-term liabilities	45,284	32,113	(12,536)	46,473	31,944	1,141
Change in certain current assets and liabilities:
Accounts receivable and unbilled revenue	174,353	169,838	91,515	(5,977)	7,261	(31,332)
Materials and supplies	(13,722)	6,416	808	8,154	(19,378)	(3,388)
Increase Decrease In Fuel And Gas Inventories	(31,138)	(28,880)	(16,786)	4,852	(3,591)	(7,605)
Income taxes	1,892	63,893	(133,773)	64,630	58,434	18,277
Increase Decrease In Purchased Gas Payable	23,671	18,716	38,984	31,932	(55,579)	1,711
Prepayments and other	(4,190)	(2,154)	5,745	605	(2,345)	(3,295)
Accounts payable	(86,438)	(51,557)	(85,073)	1,098	(26,396)	(40,203)
Taxes payable	(10,835)	(6,726)	4,949	9,222	4,203	(3,340)
Accrued expenses and other	6,621	10,632	(40,369)	43,921	10,094	59,172
Net cash provided by operating activities	545,857	741,367	1,010,570	1,010,328	865,949	57,775
Investing activities:
Construction expenditures – excluding equity AFUDC	(398,900)	(567,837)	(726,157)	(976,513)	(859,091)	(49,531)
Energy Efficiency Expenditures	(48,232)	(37,758)	(82,258)	(94,405)	(95,726)	(4,918)
Treasury grant payment received			0	0	28,675	0
Restricted cash	639	1,018	(945)	1,287	14,374	(10)
Other	(28,410)	1,525	26,284	(7,184)	6,001	959
Net cash used in investing activities	(474,903)	(603,052)	(783,076)	(1,076,815)	(905,767)	(53,500)
Financing activities:
Change in short-term debt and leases, net	9,211	(248,765)	38,807	(227,651)	141,941	(151,800)
Dividends paid	(88,444)	(116,691)	(121,179)	(117,441)	(104,311)	0
Long-term notes and bonds issued	1,314,000	1,087,000	400,211	1,382,000	1,025,000	250,000
Redemption of preferred stock			0	0	0	(1,889)
Redemption of bonds and notes	(1,273,000)	(744,000)	(158,000)	(769,000)	(675,000)	0
Derivative contracts classified as financing activities due to merger	(47,423)	(123,951)	(524,397)	(182,710)	(371,621)	0
Issuance cost of bonds and other	(6,400)	(5,593)	(16,372)	(18,033)	(18,161)	7,133
Net cash provided by (used in) financing activities	(92,056)	(152,000)	(380,930)	67,165	(2,152)	103,444
Net increase (decrease) in cash and cash equivalents	(21,102)	(13,685)	(153,436)	678	(41,970)	107,719
Cash and cash equivalents at beginning of period	37,235	36,557		36,557	78,527	38,526
Cash and cash equivalents at end of period	16,133	22,872	78,527	37,235	36,557	146,245
Supplemental cash flow information:
Cash payments for interest (net of capitalized interest)	170,262	152,789	247,247	280,847	278,926	1,239
Cash payments (refunds) for income taxes	$ (1,898)	$ (64,018)	$ (47,740)	$ (64,016)	$ (22,243)	$ 0

CONSOLIDATED STATEMENTS OF COMMON SHAREHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Predecessor [Member]	Predecessor [Member] Common Stock	Predecessor [Member] Additional Paid-in Capital	Predecessor [Member] Earnings Reinvested in the Business	Predecessor [Member] Accumulated Other Comprehensive Income (Loss)	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Additional Paid-in Capital	Successor [Member] Earnings Reinvested in the Business	Successor [Member] Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008		$ 2,273,201	$ 1,297	$ 2,275,225	$ 259,483	$ (262,804)
Balance (in shares) at Dec. 31, 2008			129,678,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		12,756	0	0	12,756	0
Common stock dividend		(38,188)	0	0	(38,188)	0
Common stock expense		(455)	0	(455)	0	0
Vesting of employee common stock		1,531	0	1,531	0	0
Other comprehensive income (loss)		(19,312)	0	0	0	(19,312)
Balance at Feb. 05, 2009		2,229,533	1,297	2,276,301	234,051	(282,116)
Balance (in shares) at Feb. 05, 2009			129,678,489
Balance at Feb. 06, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capitalization at merger							3,308,529	0	3,308,529	0	0
Capitalization at merger (in shares)								200
Net income (loss)							174,015	0	0	174,015	0
Common stock dividend							(82,991)	0	0	(82,991)	0
Employee stock plan tax windfall							428	0	428	0	0
Other comprehensive income (loss)							23,487	0	0	0	23,487
Balance at Dec. 31, 2009							3,423,468	0	3,308,957	91,024	23,487
Balance (in shares) at Dec. 31, 2009								200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	30,311						30,311	0	0	30,311	0
Common stock dividend							(104,311)	0	0	(104,311)	0
Other comprehensive income (loss)							(26,556)	0	0	0	(26,556)
Balance at Dec. 31, 2010	3,322,912						3,322,912	0	3,308,957	17,024	(3,069)
Balance (in shares) at Dec. 31, 2010								200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	123,290						123,290	0	0	123,290	0
Common stock dividend							(117,441)	0	0	(117,441)	0
Other comprehensive income (loss)							(27,838)	0	0	0	(27,838)
Balance at Dec. 31, 2011	$ 3,300,923						$ 3,300,923	$ 0	$ 3,308,957	$ 22,873	$ (30,907)
Balance (in shares) at Dec. 31, 2011	200							200

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation
Puget Energy, Inc. (Puget Energy) is an energy services holding company that owns Puget Sound Energy, Inc. (PSE).  PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering 6,000 square miles, primarily in the Puget Sound region.  Following the merger with Puget Holdings LLC (Puget Holdings) on February 6, 2009, Puget Energy is an indirect wholly-owned subsidiary of Puget Holdings.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiary, PSE.  PSE’s consolidated financial statements include the accounts of PSE and its subsidiaries.  Puget Energy and PSE are collectively referred to herein as “the Company.”  The consolidated financial statements are presented after elimination of all significant intercompany items and transactions.  PSE’s consolidated financial statements continue to be accounted for on a historical basis and do not include any purchase accounting adjustments.  Certain prior year amounts in the consolidated statements of cash flows have been reclassified to conform to current year presentation.
The consolidated financial statements contained in this Form 10-Q are unaudited.  In the respective opinions of the management of Puget Energy and PSE, all adjustments necessary for a fair statement of the results for the interim periods have been reflected and were of a normal recurring nature.  These consolidated financial statements should be read in conjunction with the audited financial statements (and the Combined Notes thereto) included in the combined Puget Energy and PSE Annual Report on Form 10-K for the year ended December 31, 2011.
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition
Operating utility revenue is recognized when the basis of services is rendered, which includes estimated unbilled revenue. In March 2012, PSE changed its estimate of unbilled revenue from a calculation that was based on system load and billing information from its customers to a calculation using meter readings from its automated meter reading (AMR) system. The new estimate calculates unbilled usage at the end of each month as the difference between the customer meter readings on the last day of the month and the last customer meter readings billed. The unbilled usage is then priced at published rates for each schedule to estimate the unbilled revenues by customer. As a result of further refinements, the estimate of unbilled revenue at June 30, 2012, PSE has additionally identified $4.4 million of revenue that were recorded during the second quarter that should have been included in the estimated unbilled calculation at March 31, 2012. The impact on net income was $2.9 million. This had no impact to cash flow from operations or total cash flows.
Sales to other utilities are recognized in accordance with Accounting Standards Codification (ASC) 605, “Revenue Recognition” (ASC 605) and ASC 815, “Derivatives and Hedging” (ASC 815). Non-utility subsidiaries recognize revenue when services are performed or upon the sale of assets. Revenue from retail sales is billed based on tariff rates approved by the Washington Commission. Sales of RECs are deferred as a regulatory liability.
PSE collected Washington State excise taxes (which are a component of general retail customer rates) and municipal taxes totaling $53.7 million and $134.7 million for the three and six months ended June 30, 2012, respectively, and $57.1 million and $137.4 million for the three and six months ended June 30, 2011, respectively.  The Company reports the collection of such taxes on a gross basis in operating revenue and as expense in taxes other than income taxes in the accompanying consolidated statements of income.

Accumulated Other Comprehensive Income (Loss)
The following tables present the components of the Company’s accumulated other comprehensive income (OCI) at June 30, 2012 and December 31, 2011:

Puget Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(1,186)	$(1,113)
Net unrealized loss on interest rate swaps	(5,003)	(14,599)
Net unrealized loss and prior service cost on pension plans	(15,404)	(15,195)
Total Puget Energy, net of tax	$(21,593)	$(30,907)

Puget Sound Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(8,143)	$(12,934)
Net unrealized loss on treasury interest rate swaps	(6,782)	(6,941)
Net unrealized loss and prior service cost on pension plans	(165,061)	(168,704)
Total PSE, net of tax	$(179,986)	$(188,579)

Statements of Cash Flows
The Company has refinancing transactions that do not result in an actual exchange of cash. For these transactions, the Company evaluates if the non-exchange of cash is for convenience purposes and if so, the Company considers the transaction as if it had constructively received and disbursed the cash and presents the transaction as gross on the financing section of the statements of cash flows.

Summary of Significant Accounting Policies

Basis of Presentation
Puget Energy, Inc. (Puget Energy) is an energy services holding company that owns Puget Sound Energy, Inc. (PSE).  PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering 6,000 square miles, primarily in the Puget Sound region.  On February 6, 2009, Puget Holdings LLC (Puget Holdings), a consortium of long-term infrastructure investors, completed its merger with Puget Energy.  As a result of the merger, all of Puget Energy’s common stock is indirectly owned by Puget Holdings.  The acquisition of Puget Energy was accounted for in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, “Business Combinations” (ASC 805), as of the date of the merger.  ASC 805 requires the acquirer to recognize and measure identifiable assets acquired and liabilities assumed at fair value as of the merger date.  Puget Energy’s consolidated financial statements and accompanying footnotes have been segregated to present pre-merger activity as the “Predecessor” Company and post-merger activity as the “Successor” Company.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiary, PSE.  PSE’s consolidated financial statements include the accounts of PSE and its subsidiaries.  Puget Energy and PSE are collectively referred to herein as “the Company.”  The consolidated financial statements are presented after elimination of all significant intercompany items and transactions.  PSE’s consolidated financial statements continue to be accounted for on a historical basis and PSE’s financial statements do not include any ASC 805 purchase accounting adjustments.  The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Utility Plant
PSE capitalizes, at original cost, additions to utility plant, including renewals and betterments.  Costs include indirect costs such as engineering, supervision, certain taxes, pension and other employee benefits and an Allowance For Funds Used During Construction (AFUDC).  Replacements of minor items of property and major maintenance are included in maintenance expense when the utility plant is retired and removed from service, the original cost of the property is charged to accumulated depreciation and costs associated with removal of the property, less salvage, are charged to the cost of removal regulatory liability.
Puget Energy remeasured the carrying amount of utility plant to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same capitalization policy for utility plan additions as PSE.

Non-Utility Property, Plant and Equipment
For PSE, the costs of other property, plant and equipment are stated at historical cost.  Expenditures for refurbishment and improvements that significantly add to productive capacity or extend useful life of an asset are capitalized.  Replacement of minor items is expensed on a current basis.  Gains and losses on assets sold or retired are reflected in earnings.
For Puget Energy, the carrying amount of non-utility property, plant and equipment was remeasured to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same capitalization policy for non-utility property, plant and equipment as PSE.

Depreciation and Amortization
For financial statement purposes, the Company provides for depreciation and amortization on a straight-line basis.  Amortization is recorded for intangibles such as regulatory assets and liabilities, computer software and franchises.  The depreciation of automobiles, trucks, power-operated equipment, tools and office equipment is allocated to asset and expense accounts based on usage.  The annual depreciation provision stated as a percent of a depreciable electric utility plant was 2.7%, 2.7% and 2.6% in 2011, 2010 and 2009, respectively; depreciable gas utility plant was 3.5%, 3.6% and 3.6% in 2011, 2010 and 2009, respectively; and depreciable common utility plant was 11.3%, 11.8% and 9.6% in 2011, 2010 and 2009, respectively.  Depreciation on other property, plant and equipment is calculated primarily on a straight-line basis over the useful lives of the assets.  The cost of removal is collected from PSE’s customers through depreciation expense and any excess is recorded as a regulatory liability.

Goodwill
On February 6, 2009, Puget Holdings completed its merger with Puget Energy.  Puget Energy remeasured the carrying amount of all its assets and liabilities to fair value, which resulted in recognition of approximately $1.7 billion in goodwill.  ASC 350, “Intangibles - Goodwill and Other” (ASC 350), requires that goodwill be tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  These events or circumstances could include a significant change in the Company’s business or regulatory outlook, legal factors, a sale or disposition of a significant portion of a reporting unit or significant changes in the financial markets which could influence the Company’s access to capital and interest rates.  Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units and the determination of the fair value of the reporting units.  Management has determined Puget Energy has only one reporting unit.
The goodwill recorded by Puget Energy represents the potential long-term return to the Company’s investors.  Goodwill is tested for impairment annually using a two-step process.  The first step compares the carrying amount of the reporting unit with its fair value, with a carrying value higher than fair value indicating potential impairment.  If the first step test fails, the second step is performed.  This would entail a full valuation of Puget Energy’s assets and liabilities and comparing the valuation to its carrying amounts, with the aggregate difference indicating the amount of impairment.  Goodwill of a reporting unit is required to be tested for impairment on an interim basis if an event occurs or circumstances change that would cause the fair value of a reporting unit to fall below its carrying amount.
Puget Energy conducted its annual impairment test in 2011 using an October 1, 2011 measurement date.  The fair value of Puget Energy’s reporting unit was estimated using both discounted cash flow and market approach.  Such approaches are considered methodologies that market participants would use.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of long-term rate of growth for Puget Energy business, estimation of the useful life over which cash flows will occur, the selection of utility holding companies determined to be comparable to Puget Energy and determination of an appropriate weighted-average cost of capital or discount rate.  The market approach estimates the fair value of the business based on market prices of stocks of comparable companies engaged in the same or similar lines of business.  In addition, indications of market value are estimated by deriving multiples of equity or invested capital to various measures of revenue, earnings or cash flow.  Changes in these estimates and or assumptions could materially affect the determination of fair value and goodwill impairment of the reporting unit.  Based on the test performed, management has determined that there was no indication of impairment of Puget Energy’s goodwill as of October 1, 2011.  There were no events or circumstances from the date of the assessment through December 31, 2011 that would impact management’s conclusion.

Cash and Cash Equivalents
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase.  The cash and cash equivalents balance at Puget Energy was $37.2 million and $36.6 million as of December 31, 2011 and 2010, respectively.  The 2011 and 2010 balance consisted of cash equivalents, which are reported at cost and approximates fair value, and were $16.8 million and $20.6 million, respectively.

Restricted Cash
Restricted cash represents cash to be used for specific purposes.  The restricted cash balance was $4.2 million and $5.5 million at December 31, 2011 and 2010, respectively.  The restricted cash included $0.7 million, in both 2011 and 2010, which represents funds held by Puget Western, Inc., a PSE subsidiary, for a real estate development project.  As of December 31, 2011, other restricted cash includes $2.0 million in a Benefit Protection Trust and $1.5 million in other restricted cash accounts.

Materials and Supplies
Materials and supplies are used primarily in the operation and maintenance of electric and natural gas distribution and transmission systems as well as spare parts for combustion turbines used for the generation of electricity.  PSE records these items at weighted-average cost.
Puget Energy remeasured the carrying amount of materials and supplies to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same policy for recording materials and supplies as PSE.

Fuel and Gas Inventory
Fuel and gas inventory is used in the generation of electricity and for future sales to the Company’s natural gas customers.  Fuel inventory consists of coal, diesel and natural gas used for generation.  Gas inventory consists of natural gas and liquefied natural gas (LNG) held in storage for future sales.  PSE records these items at the lower of cost or market value using the weighted-average cost method.
For Puget Energy, the carrying amount of fuel and gas inventory was remeasured to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same policy for recording additional inventory as PSE.

Regulatory Assets and Liabilities
PSE accounts for its regulated operations in accordance with ASC 980 “Regulated Operations” (ASC 980).  ASC 980 requires PSE to defer certain costs that would otherwise be charged to expense, if it were probable that future rates will permit recovery of such costs.  It similarly requires deferral of revenues or gains and losses that are expected to be returned to customers in the future.  Accounting under ASC 980 is appropriate as long as rates are established by or subject to approval by independent third-party regulators; rates are designed to recover the specific enterprise’s cost of service; and in view of demand for service, it is reasonable to assume that rates set at levels that will recover costs can be charged to and collected from customers.  In most cases, PSE classifies regulatory assets and liabilities as long-term assets or liabilities.  The exception is the Purchased Gas Adjustment (PGA) which can be a current asset or current liability.
Below is a chart with the allowed return on the net regulatory assets and liabilities and the associated time periods:

Period	Rate of Return	After-Tax Return
April 8, 2010 - present	8.10%	6.90%
November 1, 2008	8.25	7.00

The net regulatory assets and liabilities at December 31, 2011 and 2010 included the following:

Puget Sound Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
PGA deferral of unrealized losses on derivative instruments	(a)	$200,893	$149,681
Chelan PUD contract initiation	20 years	140,580	133,888
Storm damage costs electric	2 to 7 years (a)	87,303	103,630
Environmental remediation	(a)	65,167	62,240
Baker Dam licensing operating and maintenance costs	47 years	63,272	63,459
Deferred income taxes	(a)	61,344	73,337
Deferred Washington Commission AFUDC	Varies up to 26 years	56,315	53,378
Energy conservation costs	1 to 2 years	35,111	48,367
Unamortized loss on reacquired debt	1 to 40 years	33,023	18,304
White River relicensing and other costs	(a)	30,993	32,260
Mint Farm ownership and operating costs	13.3 years	26,582	29,364
Investment in Bonneville Exchange power contract	5.5 years	19,396	22,923
PCA mechanism	(a)	6,818	15,618
PURPA electric energy supply contract buyout costs	N/A	—	40,629
PGA receivable	N/A	—	5,992
Various other regulatory assets	Varies	21,346	34,544
Total PSE regulatory assets		$848,143	$887,614
Cost of removal	(b)	$(219,087)	$(193,765)
Production tax credits	(c)	(93,618)	(20,186)
PGA payable	1 year	(25,940)	—
Summit purchase option buy-out	9 years	(13,913)	(15,488)
Deferred credit on gas pipeline capacity	Varies up to 6.8 years	(7,987)	(13,310)
Renewable energy credits	(a)	(2,780)	(48,493)
Various other regulatory liabilities	Up to 4.5 years	(3,522)	(5,642)
Total PSE regulatory liabilities		$(366,847)	$(296,884)
PSE net regulatory assets and liabilities		$481,296	$590,730
_______________

(a)
Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.

(b)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.

(c)	Amortization will begin once PTCs are utilized by PSE on its tax return.

Puget Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
Total PSE regulatory assets	(a)	$848,143	$887,614
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	1 year to 26 years	46,202	116,116
Service provider contracts	1 to 2 years	5,751	15,933
Various other regulatory assets	Varies	1,449	28,926
Total Puget Energy regulatory assets		$901,545	$1,048,589
Total PSE regulatory liabilities	(a)	$(366,847)	$(296,884)
Puget Energy acquisition adjustments:
Regulatory liabilities related to power contracts	1 to 41 years	(582,836)	(759,220)
Various other regulatory liabilities	Varies	(5,318)	(9,052)
Total Puget Energy regulatory liabilities		$(955,001)	$(1,065,156)
Puget Energy net regulatory asset and liabilities		$(53,456)	$(16,567)
_______________

(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
If the Company determines that it no longer meets the criteria for continued application of ASC 980, the Company would be required to write off its regulatory assets and liabilities related to those operations not meeting ASC 980 requirements.  Discontinuation of ASC 980 could have a material impact on the Company’s financial statements.
In accordance with guidance provided by ASC 410, “Asset Retirement and Environmental Obligations,” PSE reclassified from accumulated depreciation to a regulatory liability $219.1 million and $193.8 million in 2011 and 2010, respectively, for the cost of removal of utility plant.  These amounts are collected from PSE’s customers through depreciation rates.

Allowance for Funds Used During Construction
AFUDC represents the cost of both the debt and equity funds used to finance utility plant additions during the construction period.  The amount of AFUDC recorded in each accounting period varies depending principally upon the level of construction work in progress and the AFUDC rate used.  AFUDC is capitalized as a part of the cost of utility plant and is credited to interest expense and as a non-cash item to other income.  Cash inflow related to AFUDC does not occur until these charges are reflected in rates.
The authorized AFUDC rates authorized by the Washington Utilities and Transportation Commission (Washington Commission) for natural gas and electric utility plant additions based on the effective dates is as follows:

Effective Date	Washington Commission AFUDC Rates
April 8, 2010 - present	8.10%
November 1, 2008	8.25

The Washington Commission authorized the Company to calculate AFUDC using its allowed rate of return.  To the extent amounts calculated using this rate exceed the AFUDC calculated rate using the Federal Energy Regulatory Commission (FERC) formula, PSE capitalizes the excess as a deferred asset, crediting other income.  The deferred asset is being amortized over the average useful life of PSE’s non-project electric utility plant which is approximately 30 years.
The following table presents the AFUDC amounts:

	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Equity AFUDC	$32,431	$12,677	$4,177
Washington Commission AFUDC	5,108	3,715	10,693
Total in other income	37,539	16,392	14,870
Debt AFUDC	29,949	14,157	9,214
Total AFUDC	$67,488	$30,549	$24,084

Revenue Recognition
Operating utility revenue is recognized when the basis of services is rendered, which includes estimated unbilled revenue, in accordance with ASC 605, “Revenue Recognition” (ASC 605).  Sales to other utilities are recognized in accordance with ASC 605 and ASC 815, “Derivatives and Hedging” (ASC 815).  Non-utility subsidiaries recognize revenue when services are performed or upon the sale of assets.  Revenue from retail sales is billed based on tariff rates approved by the Washington Commission.  Sales of RECs are deferred as a regulatory liability.
PSE collected Washington state excise taxes (which are a component of general retail rates) and municipal taxes totaling $252.5 million, $231.1 million and $247.8 million for 2011, 2010 and 2009, respectively.  The Company’s policy is to report such taxes on a gross basis in operating revenue and taxes other than income taxes in the accompanying consolidated statements of income.

Allowance for Doubtful Accounts
Allowance for doubtful accounts are provided for electric and natural gas customer accounts based upon a historical experience rate of write-offs of energy accounts receivable as compared to operating revenue.  The allowance account is adjusted monthly for this experience rate.  Other non-energy receivable balances are reserved in the allowance account based on facts and circumstances surrounding the receivable including, among other things, collection trends, prevailing and anticipated economic conditions and specific customer credit risk, indicating some or all of the balance is uncollectible.  The allowance account is maintained until either receipt of payment or the likelihood of collection is considered remote at which time the allowance account and corresponding receivable balance are written off.
The Company’s allowance for doubtful accounts at December 31, 2011 and 2010 was 8.5 million and $9.8 million, respectively.

Self-Insurance
PSE currently has no insurance coverage for storm damage and recent environmental contamination occurring on PSE-owned property.  PSE is self-insured for a portion of the risk associated with comprehensive liability, workers’ compensation claims and catastrophic property losses other than those which are storm related.  The Washington Commission has approved the deferral of certain uninsured qualifying storm damage costs that exceed $8.0 million which will be requested for collection in future rates.  Additionally, costs may only be deferred if the outage meets the Institute of Electrical and Electronics Engineers (IEEE) outage criteria for system average interruption duration index.

Federal Income Taxes
For presentation in Puget Energy and PSE’s separate financial statements, income taxes are allocated to the subsidiaries on the basis of separate company computations of tax, modified by allocating certain consolidated group limitations which are attributed to the separate company.  Taxes payable or receivable are settled with Puget Holdings.

Rate Adjustment Mechanisms
PSE has a  Power Cost Adjustment (PCA) mechanism that provides for a rate adjustment process if PSE’s costs to provide customers’ electricity varies from a baseline power cost rate established in a rate proceeding.  All significant variable power supply cost drivers are included in the PCA mechanism (hydroelectric generation variability, market price variability for purchased power and surplus power sales, natural gas and coal fuel price variability, generation unit forced outage risk and wheeling cost variability).  The PCA mechanism apportions increases or decreases in power costs, on a graduated scale, between PSE and its customers.  Any unrealized gains and losses from derivative instruments accounted for under ASC 815, are deferred in proportion to the cost-sharing arrangement under the PCA mechanism.  On January 10, 2007, the Washington Commission approved the PCA mechanism with the same annual graduated scale but without a cap on excess power costs.
The graduated scale is as follows:

Annual Power Cost Variability	Customers’ Share	Company’s Share
+/- $20 million	—%	100%
+/- $20 million - $40 million	50%	50%
+/- $40 million - $120 million	90%	10%
+/- $120 + million	95%	5%

For the years ended December 31, 2011, 2010 and 2009, the annual power cost variability was between $20.0 million and $40.0 million.  Accordingly, PSE and the customer shared the costs in excess of $20.0 million in equal proportion.
The differences between the actual cost of PSE’s natural gas supplies and natural gas transportation contracts and costs currently allowed by the Washington Commission are deferred and recovered or repaid through the PGA mechanism.  The PGA mechanism allows PSE to recover expected natural gas and transportation costs, and defer, as a receivable or liability, any gas costs that exceed or fall short of this expected gas cost amount in the PGA mechanism rates, including interest.

Natural Gas Off-System Sales and Capacity Release
PSE contracts for firm natural gas supplies and holds firm transportation and storage capacity sufficient to meet the expected peak winter demand for natural gas by its firm customers.  Due to the variability in weather, winter peaking consumption of natural gas by most of its customers and other factors, PSE holds contractual rights to natural gas supplies and transportation and storage capacity in excess of its average annual requirements to serve firm customers on its distribution system.  For much of the year, there is excess capacity available for third-party natural gas sales, exchanges and capacity releases.  PSE sells excess natural gas supplies, enters into natural gas supply exchanges with third parties outside of its distribution area and releases to third parties excess interstate natural gas pipeline capacity and natural gas storage rights on a short-term basis to mitigate the costs of firm transportation and storage capacity for its core natural gas customers.  The proceeds from such activities, net of transactional costs, are accounted for as reductions in the cost of purchased natural gas and passed on to customers through the PGA mechanism, with no direct impact on net income.  As a result, PSE nets the sales revenue and associated cost of sales for these transactions in purchased natural gas.

Non-Core Gas Sales
As part of the Company’s electric operations, PSE provides natural gas to its gas-fired generation facilities.  The projected volume of natural gas for power is relative to the price of natural gas.  Based on the market prices for natural gas, PSE may use the gas it has already purchased to generate power or PSE may sell the already purchased natural gas.  The net proceeds from selling natural gas for power are accounted for in other electric operating revenue and are included in the PCA mechanism.

Production Tax Credit
Production Tax Credits (PTCs) represent federal income tax incentives available to companies that generate energy from qualifying renewable sources.  Prior to July 1, 2010, PTCs that were generated were passed-through to customers in retail sales.  After July 1, 2010, PTCs which are generated and owed to customers are recorded as a regulatory liability with a corresponding reduction in electric operating revenue until PSE utilizes the tax credit on its tax return, at which time the PTCs will be credited to customers in retail sales.

Accounting for Derivatives
ASC 815 requires that all contracts considered to be derivative instruments be recorded on the balance sheet at their fair value unless the contracts qualify for an exception.  PSE enters into derivative contracts to manage its energy resource portfolio and interest rate exposure including forward physical and financial contracts and swaps.  Some of PSE’s physical electric supply contracts qualify for the Normal Purchase Normal Sale (NPNS) exception to derivative accounting rules.  PSE may enter into financial fixed contracts to economically hedge the variability of certain index-based contracts.  Those contracts that do not meet the NPNS exception are marked-to-market to current earnings in the statements of income, subject to deferral under ASC 980, for energy related derivatives due to the PCA mechanism and PGA mechanism.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting.  The contracts that were de-designated related to physical electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation.  For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings.  The amount previously recorded in accumulated other comprehensive income (OCI) is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring.  As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.
The Company may enter into swap instruments or other financial derivative instruments to manage the interest rate risk associated with its long-term debt financing and debt instruments.  As of December 31, 2011, Puget Energy has interest rate swap contracts outstanding related to its long-term debt.  For additional information, see Note 11.

Fair Value Measurements of Derivatives
ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).  However, as permitted under ASC 820, the Company utilizes a mid-market pricing convention (the mid-point price between bid and ask prices) as a practical expedient for valuing the majority of its assets and liabilities measured and reported at fair value.  The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated or generally unobservable.  The Company primarily applies the market approach for recurring fair value measurements as it believes that the approach is used by market participants for these types of assets and liabilities.  Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company values derivative instruments based on daily quoted prices from an independent external pricing service.  When external quoted market prices are not available for derivative contracts, the Company uses a valuation model that uses volatility assumptions relating to future energy prices based on specific energy markets and utilizes externally available forward market price curves.  All derivative instruments are sensitive to market price fluctuations that can occur on a daily basis.  For additional information, see Note 12.

Stock-Based Compensation
The Company applies the fair value approach to stock compensation and estimates fair value in accordance with provisions of ASC 718, “Compensation – Stock Compensation.”  Effective February 6, 2009, as a result of the merger, all outstanding shares of the Company were accelerated and vested, the stock compensation plan was terminated and there was no stock-based compensation.  The Company recognized $14.5 million of stock compensation expense which was recorded in merger and related costs.

Debt Related Costs
Debt premiums, discounts, expenses and amounts received or incurred to settle hedges are amortized over the life of the related debt for the Company.  The premiums and costs associated with reacquired debt are deferred and amortized over the life of the related new issuance, in accordance with ratemaking treatment for PSE.

Statements of Cash Flows
PSE funds cash dividends to pay the shareholder of Puget Energy.
The following non-cash investing and financing activities have occurred at the Company:

•
PSE incurred capital lease obligations of $37.9 million for automatic meter reading modules and network for the year ended December 31, 2011.  PSE did not incur any capital lease obligations for the year ended December 31, 2010.  PSE incurred capital lease obligations of $15.9 million for vehicles for the year ended December 31, 2009.

•
In connection with the February 6, 2009 merger, Puget Energy assumed $779.3 million of long-term debt in order to pay down PSE short-term debt and assumed $587.8 million of long-term debt to pay off the previous shareholders.  This amount was included as part of the purchase price consideration.

Accumulated Other Comprehensive Income (Loss)
The following tables set forth the components of the Company’s accumulated other comprehensive income (loss) at December 31:

Puget Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(1,113)	$(2,658)
Net unrealized loss on interest rate swaps	(14,599)	(40,041)
Net unrealized gain and prior service cost on pension plans	(15,195)	39,630
Total Puget Energy, net of tax	$(30,907)	$(3,069)

Puget Sound Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(12,934)	$(34,612)
Net unrealized loss on treasury interest rate swaps	(6,941)	(7,257)
Net unrealized loss and prior service cost on pension plans	(168,704)	(115,778)
Total PSE, net of tax	$(188,579)	$(157,647)

New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements

Intangibles - Goodwill and Other
On January 1, 2012, Puget Energy adopted Accounting Standards Update (ASU) 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08).  ASU 2011-08 allows an entity the option to qualitatively assess whether it must perform the two-step goodwill impairment test in FASB ASC 350-20, Intangibles - Goodwill and Other. An entity has the option to qualitatively assess whether it is more likely than not (more than 50% likelihood) that the fair value of the reporting unit is less than its carrying amount.  If an entity elects to perform the qualitative assessment and determines that it is more likely than not that the reporting unit’s fair value is in excess of its carrying amount, no further evaluation is necessary.  Otherwise, an entity would perform Step 1 of the goodwill impairment test in ASC 350-20.
ASU 2011-08 was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. ASU 2011-08 did not have a material impact on the financial reporting of Puget Energy.

Comprehensive Income
On January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 allows an entity the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of OCI along with a total for OCI, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of OCI as part of the statement of changes in stockholders' equity. The ASU also requires the presentation of reclassification adjustments for items that are reclassified from OCI to net income on the financial statements.  However, the FASB has deferred this requirement. The amendments to the ASC in the ASU do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income.
ASU 2011-05 should be applied retrospectively, and was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Prior to the effective date of the ASU, the Company had already complied with the presentation requirement, as the Company presents the total of comprehensive income, the components of net income, and the components of OCI in two separate statements.   Therefore, ASU 2011-05 did not have an impact on the Company’s consolidated financial statements.

Fair Value Measurement
On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (IFRS) (ASU 2011-04). ASU 2011-04 represents the converged guidance of the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board on fair value measurement.  Many of the amendments to ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), eliminate unnecessary wording differences between IFRS and GAAP. ASU 2011-04 expands ASC 820’s existing disclosure requirements for fair value measurements categorized in Level 3 by requiring (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation processes in place, and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and the interrelationships between those inputs.  In addition, ASU 2011-04 requires the Company to indicate the level in the fair value hierarchy of items that are not recorded at fair value but whose fair value must be disclosed.
Other amendments to ASC 820 include clarifying the highest and best use and valuation premise for nonfinancial assets, net risk position fair value measurement option for financial assets and liabilities with offsetting positions in market risks or counterparty credit risk, premiums and discounts in fair value measurement, and fair value of an instrument classified in a reporting entity’s shareholders’ equity.
ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011.  Adoption of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.

New Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted
Intangibles - Goodwill and Other.  In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment”.  ASU 2011-08 allows an entity the option to qualitatively assess whether it must perform the two-step goodwill impairment test in FASB ASC 350-20, Intangibles - Goodwill and Other.  An entity has the option to qualitatively assess whether it is more likely than not (more than 50% likelihood) that the fair value of the reporting unit is less than its carrying amount.  If an entity elects to perform the qualitative assessment and determines that it is more likely than not that the reporting unit’s fair value is in excess of its carrying amount, no further evaluation is necessary.  Otherwise, an entity would perform Step 1 of the goodwill impairment test in ASC 350-20.
ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  Puget Energy is currently assessing the effects to its impairment testing process, although ASU 2011-08 is not expected to have a significant impact on Puget Energy’s consolidated financial statements.
Comprehensive Income.  In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.”  ASU 2011-05 allows an entity the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of OCI along with a total for OCI, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of OCI as part of the statement of changes in stockholders' equity.  The amendments to the ASC in the ASU do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income.
On December 23, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This ASU defers the implementation of only those provisions in ASU 2011-05 that relate to the presentation of reclassification adjustments. The amendments are intended to allow the FASB time to redeliberate whether it is necessary to require entities to present reclassification adjustments from accumulated other comprehensive income in both the statement where net income is presented and the statement where other comprehensive income is presented. ASU 2011-12 affects none of the other requirements in ASU 2011-05, including the requirement to report comprehensive income either in a single continuous statement or in two separate but consecutive statements.
The amendments in ASU 2011-12 and ASU 2011-05 are effective at the same time and should be applied retrospectively.  The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  The Company already complies with the presentation requirement, as the Company presents the total of comprehensive income, the components of net income, and the components of OCI in two separate but consecutive statements.  Therefore neither ASU 2011-12 nor ASU 2011-05 will have an impact on the Company’s consolidated financial statements.
Fair Value Measurement. In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  This ASU represents the converged guidance of the FASB and the International Accounting Standards Board on fair value measurement. Many of the amendments to ASC 820, eliminate unnecessary wording differences between International Financial Reporting Standards (IFRS) and GAAP.  The ASU expands ASC 820’s existing disclosure requirements for fair value measurements categorized in Level 3 by requiring (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation processes in place, and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and the interrelationships between those inputs.  In addition, the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position whose fair value must be disclosed.
Other amendments to ASC 820 include clarifying the highest and best use and valuation premise for nonfinancial assets, net risk position fair value measurement option for financial assets and liabilities with offsetting positions in market risks or counterparty credit risk, premiums and discounts in fair value measurement, and fair value of an instrument classified in a reporting entity’s shareholders’ equity.
ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  Other than the disclosure requirements, ASU 2011-04 is not expected to have a significant impact on the Company’s consolidated financial statements.
Balance Sheet.  On December 16, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.”  The ASU is the result of a joint project with the IASB designed to enhance and provide converged disclosures about financial and derivative instruments that are either offset on the balance sheet, or are subject to an enforceable master netting arrangement (or other similar arrangement).  The ASU does not change the conditions for when offsetting is appropriate in US GAAP.
In general, an entity should disclose the effect or potential effect of any rights of setoff associated with recognized assets and liabilities within the scope of the ASU.  This information should enable financial statement users to evaluate the impact or potential impact of netting arrangements on its balance sheet.
The ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective application of the disclosures is required for all periods presented within the financial statements.  Other than the disclosure requirements, ASU 2011-11 is not expected to have an impact on the Company’s consolidated financial statements.

Business Combinations (Puget Energy Only)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations (Puget Energy Only)
Business Combinations (Puget Energy Only)

On February 6, 2009, Puget Holdings completed its merger with Puget Energy.  As a result of the merger, Puget Energy is the direct wholly-owned subsidiary of Puget Equico, which is an indirect wholly-owned subsidiary of Puget Holdings.  After the merger, Puget Energy has 1,000 shares authorized, of which 200 shares have been issued at a par value of $0.01 per share.
At the time of the merger, each issued and outstanding share of common stock of Puget Energy was canceled and converted automatically into the right to receive $30.00 in cash, without interest.  The fair value of consideration transferred was $3.9 billion, including funding by Puget Holdings of $3.0 billion, debt of $0.6 billion issued by Puget Energy and $0.3 billion that was the result of the stepped-up basis of the investors’ previously owned shares.

The table below is the statement of fair value of assets acquired and accrued liabilities assumed as of February 6, 2009 measured in accordance with ASC 805.  There were no adjustments subsequent to the merger transaction date.

(Dollars in Thousands)	Amount
Net utility plant	$6,346,032
Other property and investments	151,913
Goodwill	1,656,513
Current assets	1,259,505
Long-term and regulatory assets	2,497,355
Long-term debt	2,490,544
Current liabilities	2,173,079
Long-term liabilities	3,358,000

The following tables present the fair value adjustments to Puget Energy’s balance sheet and recognition of goodwill in accordance with ASC 805:
ASSETS

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Utility plant:
Electric plant	$(2,367,756)
Gas plant	(666,278)
Common plant	(302,015)
Less: Accumulated depreciation and amortization	3,381,095
Net utility plant	45,046
Other property and investments:
Goodwill	1,656,513
Non-utility property	4,250
Total other property and investments	1,660,763
Current assets:
Materials and supplies	13,700
Fuel and gas inventory	(27,561)
Unrealized gain on derivative instruments	3,765
Power contract acquisition adjustment gain	123,975
Deferred income taxes	32,772
Total current assets	146,651
Other long-term and regulatory assets:
Other regulatory assets	145,711
Unrealized gain on derivative instruments	1,359
Regulatory asset related to power contracts	317,800
Power contract acquisition adjustment gain	1,016,225
Other	(17,072)
Total other long-term and regulatory assets	1,464,023
Total assets	$3,316,483
CAPITALIZATION AND LIABILITIES

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Capitalization:
Common shareholders’ equity	$1,660,160
Long-term debt	(280,315)
Total capitalization	1,379,845
Current liabilities:
Unrealized loss on derivative instruments	84,603
Current portion of deferred income taxes	171
Power contract acquisition adjustment loss	118,167
Other	42,679
Total current liabilities	245,620
Long-term liabilities and regulatory liabilities:
Deferred income taxes	161,094
Unrealized loss on derivative instruments	50,979
Regulatory liabilities	17,417
Regulatory liabilities related to power contracts	1,140,200
Power contract acquisition adjustment loss	199,633
Other deferred credits	121,695
Total long-term liabilities and regulatory liabilities	1,691,018
Total capitalization and liabilities	$3,316,483

The carrying values of net utility plant and the majority of regulatory assets and liabilities were determined to be stated at fair value at the acquisition date based on a conclusion that individual assets are subject to regulation by the Washington Commission and the FERC.  As a result, the future cash flows associated with the assets are limited to the carrying value plus a return, and management believes that a market participant would not expect to recover any more or less than the carrying value.  Furthermore, management believes that the current rate of return on plant assets is consistent with an amount that market participants would expect.  ASC 805 requires that the beginning balance of fixed depreciable assets be shown net, with no accumulated amortization recorded, at the date of acquisition, consistent with fresh start accounting.
Other property and investments includes the carrying value of the investments in PSE subsidiaries and other non-utility assets adjusted to fair value based on a combination of the income approach, the market based approach and the cost approach.
The fair values of materials and supplies, which included emission allowances, RECs and carbon financial instruments, were established using a variety of approaches to estimate the market price.  The carrying value of fuel inventory was adjusted to its fair value by applying market cost at the date of acquisition.
Energy derivative contracts were reassessed and revalued at the merger date based on forward market prices and forecasted energy requirements.
The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk.  Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation.  The fair value of the power contracts will be amortized as the contracts settle.
Other regulatory assets include service contracts which were valued using the income approach comparing the contract rate to the market rate over the remaining period of the contract.
The fair value of leases was determined using the income approach which calculated the favorable/unfavorable leasehold interests as the net present value of the difference between the contract lease rent and market lease rent over the remaining terms of the contracted lease obligation.
The fair value assigned to long-term debt was determined using two different methodologies.  For those securities which were quoted by a third party pricing service based on observable market data, the best indication of fair value was assumed to be the third party’s quoted price.  For those securities for which the third party did not provide regular pricing, the fair value of the debt was estimated by forecasting out all coupon and principal payments and discounting them to the present value at an approximated discount rate based on PSE’s risk of nonperformance as of the merger date.
The merger also triggered a new basis of accounting for Puget Energy’s postretirement benefit plans sponsored by PSE under ASC 805 which required remeasuring plan liabilities without the five year smoothing of market-related asset gains and losses.
For the year ended December 31, 2009, Puget Energy incurred pre-tax merger expenses of $47.1 million primarily related to legal fees, transaction advisory services, new credit facility fees, change of control provisions and real estate excise tax.  Puget Energy’s merger costs in 2009 are not indicative for periods following the acquisition.
One day prior to the merger, PSE defeased its preferred stock in the amount of $1.9 million.  In conjunction with the merger on February 6, 2009, Puget Energy contributed $805.3 million in capital to PSE, of which $779.3 million was used to pay off short-term debt owed by PSE, including $188.0 million in short-term debt outstanding through the PSE Funding accounts receivable securitization program that was terminated upon closing of the merger.  An additional $26.0 million of the capital contribution was used to pay change in control costs associated with the merger.

Regulation and Rates	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Regulation and Rates [Abstract]
Regulation and Rates
Regulation and Rates

On May 7, 2012, the Washington Commission issued its order in PSE's consolidated electric and natural gas general rate case filed in June 2011, approving a general rate increase for electric customers of $63.3 million or 3.2% annually, and an increase in natural gas rates of $13.4 million or 1.3% annually. The rate increases for electric and natural gas customers became effective May 14, 2012. In its order, the Washington Commission approved a weighted cost of capital of 7.8% and a capital structure that included 48.0% common equity with a return on equity of 9.80%.
On June 1, 2012, PSE filed with the Washington Commission a petition seeking an Accounting Order authorizing PSE to change the existing natural gas conservation tracker mechanism into a rider mechanism to be consistent with the electric conservation program recovery. The accounting petition requested the ability to recover the costs associated with the Company's current gas conservation programs via transfers from amounts deferred for the over-recovery of commodity costs in the Company's PGA commodity account. The Commission granted PSE's accounting petition on June 28, 2012. The approved accounting petition resulted in an increase to gas conservation revenues of $6.9 million and an increase to conservation amortization expense of $6.6 million, the difference being recognized as revenue sensitive taxes.

Regulation and Rates

FERC Transmission Rate Filing
On January 6, 2012, PSE filed an electric transmission rate case with FERC as well as an increase in ancillary service charges.  PSE is requesting a rate increase of $3.8 million with an effective date of April 1, 2012.  In the filing, PSE requested a formula transmission rate for network and point-to-point transmission service.  A formula rate is a fixed methodology for calculating a rate based upon various cost and billing determinant inputs to recover the operating costs of the transmission system.  The formula rate is updated annually and posted on PSE’s Open Access Same-Time Information System (OASIS) with an informational filing to FERC.  This streamlined process allows PSE to recover its costs on a timely basis, provides for a transparent process with transmission customers and seeks to ensure that there is no under or over collection.  Formula transmission rates are encouraged and broadly accepted by FERC.

Electric Regulation and Rates
Storm Damage Deferral Accounting
The Washington Commission issued a general rate case order that defined deferrable catastrophic/extraordinary losses and provided that costs in excess of $8.0 million annually may be deferred for qualifying storm damage costs that meet the modified IEEE outage criteria for system average interruption duration index. PSE’s storm accounting allows deferral of certain storm damage costs.  In 2011 and 2010, PSE incurred $4.6 million and $23.5 million, respectively, in storm-related electric transmission and distribution system restoration costs, of which $14.0 million was deferred in 2010.  There were no costs deferred in 2011.  In January 2012, a storm occurred that resulted in PSE incurring storm damage costs of approximately $65.0 million.  Of this amount, approximately $55.6 million was deferred as a regulatory asset.

Electric General Rate Case
On June 13, 2011, PSE filed a general rate increase with the Washington Commission which proposed an increase in electric rates of $160.7 million or 8.1%, to be effective May 2012.  PSE requested a weighted cost of capital of 8.42%, or 7.29% after-tax, and a capital structure of 48.0% in common equity with a return on equity of 10.8%.  The filing also proposes a conservation savings adjustment mechanism related to energy efficiency services for business and residential customers.  On September 1, 2011, PSE filed supplemental testimony to adjust the electric rate increase to $152.3 million, a 7.7% increase, due to changes in projected power costs.  On January 17, 2012, PSE filed rebuttal testimony which included a reduction to the requested electric rate increase to $126.0 million.  The $26.3 million reduction was primarily due to updates to power costs and to a change to the weighted cost of capital to 8.26%, or 7.17% after-tax, which included a change to the return on equity to 10.75%.  Hearings related to this matter were held on February 14 through 17, 2012.
On April 2, 2010, the Washington Commission issued its order in PSE’s consolidated electric rate case filed in May 2009 which approved a general rate increase for electric customers of 3.7% annually, or $74.1 million, effective April 8, 2010.  In its order, the Washington Commission approved a weighted cost of capital of 8.1% and a capital structure that included 46.0% common equity with an after-tax return on equity of 10.1%.

Power Cost Only Rate Case
Power Cost Only Rate Case (PCORC), a limited-scope proceeding, was approved in 2002 by the Washington Commission to periodically reset power cost rates.  In addition to providing the opportunity to reset all power costs, the PCORC proceeding also provides for timely review of new resource acquisition costs and inclusion of such costs in rates at the time the new resource goes into service.  To achieve this objective, the Washington Commission has used an expedited six-month PCORC decision timeline rather than the statutory 11-month timeline for a general rate case.

Accounting Orders and Petitions
On May 21, 2008, PSE filed an accounting petition for a Washington Commission order that authorizes the deferral of a settlement payment of $10.7 million incurred as a result of the recent settlement of a lawsuit in the state of Montana over alleged damages caused by the operation of the Colstrip Montana coal-fired steam electric generation facility (Colstrip).  The payment was expensed pending resolution of the accounting petition.  In the April 2, 2010 general rate case order, the Washington Commission allowed recovery of $8.4 million in PSE’s operating costs, which represents the amount of the settlement, net of insurance proceeds.
On November 5, 2008, PSE filed an accounting petition for a Washington Commission order authorizing the deferral and recovery of interest due the Internal Revenue Service (IRS) for tax years 2001 to 2006 along with carrying costs incurred in connection with the interest due.  In October 2005, the Washington Commission issued an order authorizing the deferral and recovery of costs associated with increased borrowings necessary to remit deferred taxes to the IRS.  In the April 2, 2010 general rate case order, the Washington Commission denied recovery of the interest due to the IRS.  PSE expensed the interest deferral of $6.9 million in April 2010.
On November 6, 2008, PSE filed an accounting petition for a Washington Commission order authorizing accounting treatment and amortization related to payments received for taking assignment of Westcoast Pipeline Capacity.  The accounting petition seeks deferred accounting treatment and amortization of the regulatory liability to power costs beginning in November 2009 and extending over the remaining primary term of the pipeline capacity contract through October 31, 2018.  In the April 2, 2010 general rate case order, the Washington Commission approved the deferral of $7.5 million and amortization as proposed.
On April 17, 2009, the Washington Commission issued an order approving and adopting a settlement agreement that authorized PSE to defer certain ownership and operating costs related to its purchase of the Mint Farm Electric Generating Station (Mint Farm) that were incurred prior to PSE recovering such costs in electric customer rates.  Under Washington state law, a jurisdictional electric utility may defer the costs associated with purchasing and operating a natural gas plant that complies with the greenhouse gas (GHG) emissions performance standard until the plant is included in rates or for two years from the date of purchase, whichever occurs sooner.  In the April 2, 2010 general rate case order, the Washington Commission approved the prudence of the Mint Farm acquisition and recovery of the deferred costs from the plant’s in-service date to the date of the order.  The deferred costs are to be amortized over 15 years.  As of December 31, 2011, the balance of the regulatory asset, net of amortization was $26.3 million.
On March 13, 2009, PSE filed with the Washington Commission an application for authority to sell and transfer certain assets related to the Company’s White River Hydroelectric Project (the Project) to the Cascade Water Alliance (CWA).  PSE also requested in its application that the Washington Commission waive applicable provisions of the Revised Code of Washington and Washington Administrative Code with regard to certain surplus property related to the Project, which PSE expects to sell in the near future but which is not part of the CWA transaction.  On May 14, 2009, the application for authority to transfer certain assets to CWA was approved by the Washington Commission and the application for waiver with regard to the Surplus Property was denied and requires PSE to seek approval prior to the sale of any property.
On September 30, 2009, PSE filed an accounting petition requesting that the Washington Commission authorize PSE to normalize over 10 years a Treasury grant of $28.7 million received under Section 1603 of the American Recovery and Reinvestment Act of 2009 associated with the Wild Horse expansion project.  Treasury grants are tax free grants related to certain renewable energy infrastructure that are available in lieu of the PTC allowed under the Internal Revenue Code.  The Washington Commission issued an order approving the accounting petition on December 10, 2009.
On October 16, 2009, PSE filed an accounting petition requesting that the Washington Commission authorize the deferral and recovery of incremental costs associated with protecting the Company’s infrastructure, facilitating public safety, and preparing PSE’s electric and natural gas system in the Green River Valley flood plain in anticipation of release of water from the United States Army Corps of Engineers’ (Corps) Howard Hanson Dam (Dam).  In the event of actual flooding, PSE also petitioned the Washington Commission to allow the deferral of costs associated with the repair and restoration of any electric and gas system infrastructure affected by a flood.
On January 28, 2010, the Washington Commission approved PSE’s request for authorization to defer the costs associated with restoring the Company’s infrastructure, facilitating public safety, and repairing the Company’s electric and natural gas system in the Green River Valley flood plain in the event evacuation is required or flooding occurs due to operations associated with the Dam.  This authorization is conditioned on PSE incurring incremental operation and maintenance costs in excess of $5.0 million per year associated with repair or restoration of the Company’s systems around the Green River.  The Washington Commission’s order will be effective until the date the Corps confirms that the Dam has been permanently repaired and that Corps’ operations will return to normal.
The Washington Commission issued an order in 2010 relating to how REC proceeds should be handled for regulatory accounting and ratemaking purposes.  The order required REC proceeds to be recorded as regulatory liabilities and that amounts recorded would accrue interest at the Company’s approved after-tax rate of return.  In its petition, PSE had sought approval for the use of $21.1 million of REC proceeds to be used as an offset against its California wholesale energy sales regulatory asset.  In response to the order, PSE adjusted the carrying value of its regulatory asset in the second quarter of 2010 by $17.8 million (from $21.1 million to $3.3 million), with the $3.3 million then offset against the Company’s RECs regulatory liability.  The Company’s California wholesale energy sales regulatory asset represented unpaid bills for power sold into the markets maintained by the California Independent System Operator during the 2000-2001 California Energy Crisis, the claims of which were settled along with all counterclaims against PSE in a settlement agreement approved by the FERC on July 1, 2009.
On May 20, 2010, PSE filed an accounting petition requesting that the Washington Commission approve:  (1) the creation of a regulatory asset account for the prepayments made to the Bonneville Power Administration (BPA) associated with network upgrades to the Central Ferry substation related to the Lower Snake River wind project; (2) the monthly accrual of carrying charges on that regulatory asset at PSE’s approved net of tax rate of return; and (3) the ability to provide customers the BPA interest received through a reduction to transmission expense.  The petition is still pending approval by the Washington Commission.

Production Tax Credit / Renewable Energy Credit
PSE has a tariff which passes the benefits of the PTCs to customers.  The tariff is not subject to the sharing bands in the PCA.  Prior to July 1, 2010, PSE could adjust the PTC tariff annually based on differences between the PTC credits provided to the customers and the PTC credits actually earned, plus estimated PTC credits for the following year, less interest associated with the deferred tax balance for the PTC credits.  Since customers received the benefit of the tax credits as they were generated and the Company did not receive a credit from the IRS until the tax credits were utilized, the Company will be reimbursed for its carrying costs.  PSE was reimbursed for carrying costs through December 31, 2011 when the credits that were provided and not used were fully received from customers.
Effective July 1, 2010, the Washington Commission approved a change in PSE’s PTC tariff as PSE has not been able to utilize PTCs since 2007, due to insufficient taxable income caused primarily by bonus tax depreciation.  The Washington Commission approved PSE suspending its PTC tariff, effective July 1, 2010.  This resulted in an overall increase in PSE’s electric rates of 1.7%; however, this will not result in an increase in earnings as the benefit of PTCs will pass-through to customers.  The tariff also addresses additional federal incentives and therefore has been renamed the Federal Incentive Tracker.
On September 22, 2010, a joint proposal and accounting petition was filed with the Washington Commission by PSE, Washington Commission Staff and Industrial Customers of Northwest Utilities which addressed how to recover PTCs provided to customers that have not been utilized and addresses REC proceeds to be returned to customers.  On October 26, 2010, the Washington Commission issued an order granting the joint proposal and accounting petition.  The order allows the Company to credit customers for REC revenue received and deferred through November 2009.  This credit was set to reduce rates by $27.7 million, or 2.9%, over five months beginning November 2010 through March 2011.  RECs received after November 2009 will be retained by PSE and will be used to recapture the benefit of PTCs previously provided to customers.
Due to the uncertainty of realizing the benefit of PTCs, the PTCs will pass-through to customers following the year in which they are able to be utilized on PSE’s tax return, rather than in the same year in which they are generated by qualifying wind powered facilities.

Treasury Grant
Section 1603 of the American Recovery and Reinvestment Tax Act of 2009 (Section 1603) authorizes the United States Department of the Treasury (U.S. Treasury) to make grants to corporations who place specified energy property in service provided certain conditions are met.  The Wild Horse expansion facility was placed into service on November 9, 2009.  The Wild Horse facility was expanded from 229 megawatts (MW) to 273 MW through the addition of wind turbines.  On December 22, 2009, PSE filed an application with the U.S. Treasury to request a grant on the expansion in the amount of $28.7 million.  Section 1603 precludes a recipient from claiming PTCs on property for which a grant is claimed.  On February 19, 2010, the U.S. Treasury approved the grant and payment was received in February 2010.
On December 30, 2010, the Washington Commission approved revisions to PSE’s Federal Incentive Tracker tariff, effective January 1, 2011, which changed the methodology by which federal benefits are passed-through to customers.  The rate schedule will pass-through $5.5 million of the $28.7 million Treasury Grant in 2011.  The order authorized PSE to pass back one-tenth of the Treasury Grant on an annual basis and includes 23 months of Treasury Grant amortization to customers from February 2010 through December 2011, which represents the month the Treasury Grant funds were received through the end of the period over which the rates will be set.  This represents an overall average rate reduction of 0.3%, with no impact to net income.

PCA Mechanism
In 2002, the Washington Commission approved a PCA mechanism that provides for a rate adjustment process if PSE’s costs to provide customers’ electricity varies from a baseline power cost rate established in a rate proceeding. On January 10, 2007, the Washington Commission approved the continuation of the PCA mechanism under the same annual graduated scale but without a cap on excess power costs.  All significant variable power supply cost variables (hydroelectric and wind generation, market price for purchased power and surplus power, natural gas and coal fuel price, generation unit forced outage risk and transmission cost) are included in the PCA mechanism.
The PCA mechanism apportions increases or decreases in power costs, on a calendar year basis, between PSE and its customers on a graduated scale.  For a discussion of the accounting policy and PCA graduated scale, see Note 1.

Gas Regulation and Rates
Gas General Rate Case
On June 13, 2011, PSE filed a general rate increase with the Washington Commission which proposed an increase in natural gas rates of $31.9 million or 3.0%, to be effective May 2012.  PSE requested a weighted cost of capital of 8.42%, or 7.29% after-tax, and a capital structure of 48.0% in common equity with a return on equity of 10.8%.  The filing also proposes a conservation savings adjustment mechanism related to energy efficiency services for business and residential customers.  On January 17, 2012, PSE filed rebuttal testimony which included a reduction to the requested natural gas rate increase to $28.6 million.  The $3.3 million reduction was primarily due to a change to the weighted cost of capital to 8.26%, or 7.17% after-tax, which included a change to the return on equity to 10.75%.  Hearings related to this matter were held on February 14 through 17, 2012.
On April 26, 2011, PSE filed a new tariff for a Natural Gas Pipeline Integrity Program.  This program is intended to enhance pipeline safety by providing for the timely recovery of the Company’s cost to replace certain natural gas system infrastructure that would emphasize system reliability, integrity and safety which would increase natural gas revenue by $1.9 million or 0.2%.  The Washington Commission held a hearing for November 17, 2011 and a Commission Order is the next awaited step in the proceeding.
On March 14, 2011, the Washington Commission issued its order authorizing PSE to increase its natural gas general tariff rates by $19.0 million or 1.8% on an annual basis effective April 1, 2011.
On April 2, 2010, the Washington Commission issued its order, effective April 8, 2010, in PSE’s natural gas general rate case filed in May 2009, approving a general rate increase of 0.8% annually or $10.1 million.  In its order, the Washington Commission approved a weighted cost of capital of 8.1% and a capital structure that included 46.0% common equity with an after-tax return on equity of 10.1%.

Purchased Gas Adjustment
On October 27, 2011, the Washington Commission approved PSE’s PGA natural gas tariff filing effective November 1, 2011, to decrease the rates charged to customers under the PGA.  The estimated revenue impact of the approved charge is a decrease of $43.5 million, or 4.3% annually.  The rate adjustment has no impact on PSE’s net income.
PSE has a PGA mechanism in retail natural gas rates to recover variations in natural gas supply and transportation costs.  Variations in natural gas rates are passed through to customers; therefore, PSE’s net income is not affected by such variations.  Changes in the PGA rates affect PSE’s revenue, but do not impact net income as the changes to revenue are offset by increased or decreased purchased gas and gas transportation costs.
The following table sets for PGA rate adjustments approved by the Washington Commission and the corresponding impact on PSE’s annual revenue based on the effective dates:

Effective Date	Percentage Increase (Decrease) in Rates	Annual Increase (Decrease) in Revenue (Dollars in Millions)
November 1, 2011	(4.3)%	$(43.5)
November 1, 2010 – October 31, 2011	1.9	18.3
October 1, 2009 – October 31, 2010	(17.1)	(198.1)
June 1, 2009 – May 31, 2010	(1.8)	(21.2)
October 1, 2008 – September 30, 2009	11.1	108.8

Dividend Payment Restrictions	12 Months Ended
Dec. 31, 2011
Dividend Payment Restrictions [Abstract]
Dividend Payment Restrictions
Dividend Payment Restrictions

The payment of dividends by PSE to Puget Energy is restricted by provisions of certain covenants applicable to long-term debt contained in PSE’s electric and natural gas mortgage indentures.  At December 31, 2011, approximately $448.6 million of unrestricted retained earnings was available for the payment of dividends under the most restrictive mortgage indenture covenant.
Beginning February 6, 2009, pursuant to the terms of the Washington Commission merger order, PSE may not declare or pay dividends if PSE’s common equity ratio, calculated on a regulatory basis, is 44.0% or below except to the extent a lower equity ratio is ordered by the Washington Commission.  Also, pursuant to the merger order, PSE may not declare or make any distribution unless on the date of distribution PSE’s corporate credit/issuer rating is investment grade, or, if its credit ratings are below investment grade, PSE’s ratio of Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA) to interest expense for the most recently ended four fiscal quarter periods prior to such date is equal to or greater than 3 to one.  The common equity ratio, calculated on a regulatory basis, was 48.2% at December 31, 2011 and the EBITDA to interest expense was 4.4 to one for the 12 months ended December 31, 2011.
PSE’s ability to pay dividends is also limited by the terms of its credit facilities pursuant to which, PSE is not permitted to pay dividends during any Event of Default, or if the payment of dividends would result in an Event of Default (as defined in the facilities), such as failure to comply with certain financial covenants.
Puget Energy’s ability to pay dividends is also limited by the merger order issued by the Washington Commission as well as by the terms of its credit facilities.  Pursuant to the merger order, Puget Energy may not declare or make a distribution unless on such date Puget Energy’s ratio of consolidated EBITDA to consolidated interest expense for the four most recently ended fiscal quarters prior to such date is equal to or greater than 2 to one.  The EBITDA to interest expense was 2.7 to one for the 12 months ended December 31, 2011.
In accordance with terms of the Puget Energy credit facilities, Puget Energy is limited to paying a dividend within an eight-day period that begins seven days following the delivery of quarterly or annual financial statements to the facility agent.  Puget Energy is not permitted to pay dividends during any Event of Default, or if the payment of dividends would result in an Event of Default (as defined in the facilities), such as failure to comply with certain financial covenants.  In addition, in order to declare or pay unrestricted dividends, Puget Energy’s interest coverage ratio may not be less than 1.5 to one and its cash flow to net debt outstanding ratio may not be less than 82.50% for the 12 months ending each quarter-end.  Puget Energy is also subject to other restrictions such as a “lock up” provision that, in certain circumstances, such as failure to meet certain cash flow tests, may further restrict Puget Energy’s ability to pay dividends.
At December 31, 2011, the Company was in compliance with all applicable covenants, including those pertaining to the payment of dividends.

Utility Plant	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Utility Plant
Utility Plant

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life	At December 31,		At December 31,
(Dollars In Thousands)	(Years)	2011	2010	2011	2010
Electric, gas and common utility plant classified by prescribed accounts :
Distribution plant	10-50	$4,552,087	$4,313,447	$6,279,340	$6,054,961
Production plant	25-125	1,618,196	1,575,694	2,616,855	2,585,864
Transmission plant	45-65	391,080	337,163	516,461	463,546
General plant	5-35	442,216	390,732	499,559	449,980
Intangible plant (including capitalized software)	3-50	112,118	97,458	187,948	184,706
Plant acquisition adjustment	7-30	188,628	183,142	228,593	223,108
Underground storage	25-60	27,139	26,869	40,815	40,558
Liquefied natural gas storage	25-45	12,622	12,440	14,492	14,310
Plant held for future use	NA	18,381	53,945	18,534	54,098
Recoverable Cushion Gas	NA	8,514	8,058	8,514	8,057
Plant not classified	NA	38,998	58,822	38,998	58,822
Capital leases, net of accumulated amortization [1]	1-5	32,207	15,444	32,207	—
Less: accumulated provision for depreciation		(674,782)	(429,038)	(3,714,912)	(3,509,277)
Subtotal		$6,767,404	$6,644,176	$6,767,404	$6,628,733
Construction work in progress	NA	1,282,463	628,387	1,282,463	628,387
Net utility plant		$8,049,867	$7,272,563	$8,049,867	$7,257,120
_______________

1.
Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010.  Accumulated amortization of capital leases at PSE was $5.7 million in 2011.  PSE did not have any capital leases in 2010.

Jointly owned generating plant service costs are included in utility plant service cost.  The following table indicates the Company’s percentage ownership and the extent of the Company’s investment in jointly owned generating plants in service at December 31, 2011.  These amounts are also included in the Utility Plant table above.

			Puget Energy’s Share		Puget Sound Energy’s Share
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$135,623	$(5,153)	$279,391	$(148,922)
Colstrip Units 3 & 4	Coal	25%	217,813	(16,246)	501,837	(300,269)
Colstrip Units 1 – 4 Common Facilities [1]	Coal	various	83	(10)	252	(179)
Frederickson 1	Gas	49.85%	62,146	570	71,095	(8,379)
_______________

1.	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.

There were no valuation adjustments to asset retirement obligations (ARO) in conjunction with the merger in 2009.  The Company recognized a new ARO in 2011 in the amount of $0.4 million.  The Company did not recognize any new AROs in 2010.

The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2011	2010
Asset retirement obligation at beginning of period	$25,416	$24,095
New asset retirement obligation recognized in the period	350	—
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$26,540	$25,416

The Company has identified the following obligations, as defined by ASC 410, “Asset Retirement and Environmental Obligations,” which were not recognized at December 31, 2011 and 2010:

•
a legal obligation under Federal Dangerous Waste Regulations to dispose of asbestos-containing material in facilities that are not scheduled for remodeling, demolition or sales. The disposal cost related to these facilities could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
an obligation under Washington state law to decommission the wells at the Jackson Prairie natural gas storage facility upon termination of the project.  Since the project is expected to continue as long as the Northwest pipeline continues to operate, the liability cannot be reasonably estimated;

•
an obligation to pay its share of decommissioning costs at the end of the functional life of the major transmission lines.  The major transmission lines are expected to be used indefinitely; therefore, the liability cannot be reasonably estimated;

•
a legal obligation under Washington state environmental laws to remove and properly dispose of certain under and above ground fuel storage tanks.  The disposal costs related to under and above ground storage tanks could not be measured since the retirement date is indeterminable; therefore, the liability cannot be reasonably estimated;

•
a potential legal obligation may arise upon the expiration of an existing FERC hydropower license if FERC orders the project to be decommissioned, although PSE contends that FERC does not have such authority.  Given the value of ongoing generation, flood control and other benefits provided by these projects, PSE believes that the potential for decommissioning is remote and cannot be reasonably estimated;

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt
Long-Term Debt

Puget Sound Energy (Dollars in Thousands)
First Mortgage Bonds, Pollution Control Bonds , Senior Notes and Junior Subordinated Notes
		At December 31,					At December 31,
Series	Due	2011	2010	Series		Due	2011	2010
7.690%	2011	$—	$260,000	5.000%	[1]	2031	$138,460	$138,460
6.830%	2013	3,000	3,000	5.100%	[1]	2031	23,400	23,400
6.900%	2013	10,000	10,000	5.483%		2035	250,000	250,000
5.197%	2015	150,000	150,000	6.724%		2036	250,000	250,000
7.350%	2015	10,000	10,000	6.274%		2037	300,000	300,000
7.360%	2015	2,000	2,000	5.757%		2039	350,000	350,000
6.750%	2016	250,000	250,000	5.764%		2040	250,000	250,000
6.740%	2018	200,000	200,000	5.795%		2040	325,000	325,000
9.570%	2020	—	25,000	4.434%		2041	250,000	—
7.150%	2025	15,000	15,000	5.638%		2041	300,000	—
7.200%	2025	2,000	2,000	4.700%		2051	45,000	—
7.020%	2027	300,000	300,000	6.974%	[2]	2067	250,000	250,000
7.000%	2029	100,000	100,000
Total PSE long-term debt							$3,773,860	$3,463,860
Unamortized discount on senior notes							(15)	—
Net PSE long-term debt							$3,773,845	$3,463,860
_______________

1.	Pollution Control Bonds

2.	Junior Subordinated Notes

Puget Energy		At December 31,
(Dollars in Thousands)	Due	2011	2010
PSE long-term debt	Various	$3,773,845	$3,463,860
Fair value adjustment of PSE long-term debt [1]		(276,322)	(284,187)
Term-loan	2014	298,000	782,000
Capital expenditures facility	2014	545,000	258,000
6.500% senior secured note	2020	450,000	450,000
6.000% senior secured note	2021	500,000	—
Original discount on Puget Energy term-loan and capital expenditures facility	N/A	(13,144)	(26,947)
Unamortized discount on senior secured note	N/A	(12)	(13)
Total Puget Energy long-term debt		$5,277,367	$4,642,713
_______________

1.	For additional information regarding fair value adjustments, see Note 3

Puget Sound Energy Long-Term Debt
PSE has in effect a shelf registration statement under which it may issue, from time to time, senior notes secured by first mortgage bonds.  The Company remains subject to the restrictions of PSE’s indentures and credit agreements on the amount of first mortgage bonds that PSE may issue.
On November 22, 2011, PSE issued $45.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 40 years and an interest rate of 4.700%.  Net proceeds from the offering were used to repay a $25.0 million PSE bond maturing in 2020, with an interest rate of 9.570%
On November 16, 2011, PSE issued 250 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 4.434%.  Net proceeds from the offering were used to repay short-term indebtedness under PSE’s capital expenditure credit facility.
On March 25, 2011, PSE issued 300 million of senior notes secured by first mortgage bonds.  The notes have a term of 30-years and an interest rate of 5.638%.  Net proceeds from the note offering were used by PSE to repay short-term debt outstanding under its capital expenditures credit facility, which debt was incurred to fund utility capital expenditures and replenish cash used to repay the February 2011 maturity of $260.0 million of medium-term notes with a 7.69% interest rate.
On June 29, 2010, PSE issued $250.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 5.764%.  Net proceeds from the note offering were used to repay $7.0 million of medium-term notes with a 7.12% interest rate that matured on September 13, 2010 and to repay short-term debt outstanding under the $400.0 million capital expenditure credit facility.
On March 8, 2010, PSE issued $325.0 million of senior notes secured by first mortgage bonds.  The notes have a term of 30 years and an interest rate of 5.795%.  Net proceeds from the offering were used to replenish funds utilized to repay $225.0 million of senior medium-term notes which matured on February 22, 2010 and carried a 7.96% interest rate.  Remaining net proceeds were used to pay down debt under PSE’s capital expenditure credit facility.
Substantially all utility properties owned by PSE are subject to the lien of the Company’s electric and natural gas mortgage indentures.  To issue additional first mortgage bonds under these indentures, PSE’s earnings available for interest must exceed certain minimums as defined in the indentures.  At December 31, 2011, the earnings available for interest exceeded the required amount.

Puget Sound Energy Pollution Control Bonds
PSE has two series of Pollution Control Bonds outstanding.  Amounts outstanding were borrowed from the City of Forsyth, Montana who obtained the funds from the sale of Customized Pollution Control Refunding Bonds issued to finance pollution control facilities at Colstrip Units 3 & 4.
Each series of bonds is collateralized by a pledge of PSE’s first mortgage bonds, the terms of which match those of the Pollution Control Bonds.  No payment is due with respect to the related series of first mortgage bonds so long as payment is made on the Pollution Control Bonds.

Puget Energy Long-Term Debt
On June 3, 2011, Puget Energy issued $500.0 million of senior secured notes.  The notes are secured by an interest in substantially all of Puget Energy’s assets, which consists mainly of all the issued and outstanding stock of PSE and the stock of Puget Energy held by Puget Equico LLC (Puget Equico).  The notes mature on September 1, 2021 and have an interest rate of 6.0%.  Net proceeds from the note offering were used by Puget Energy to repay $484.0 million of its 5-year term-loans and $9.9 million to unwind three outstanding interest rate swaps.
On December 6, 2010, Puget Energy issued $450.0 million of senior secured notes.  The notes have a term of 10 years and an interest rate of 6.5%.  The notes are secured by an interest in substantially all of Puget Energy’s assets, which consists mainly of all the issued and outstanding stock of PSE and the stock of Puget Energy held by Puget Equico.  The notes contain a change of control provision pursuant to which holders of the notes may have the right to require Puget Energy to repurchase all or any part of the notes at a purchase price in cash equal to 101.0% of the principal amount of the notes, plus accrued and unpaid interest.  Net proceeds from the note offering were used by Puget Energy to repay a portion of Puget Energy’s $1.225 billion 5-year term loan.
At the time of the merger in February 2009, Puget Energy entered into a $1.225 billion 5-year term-loan and a $1.0 billion credit facility for funding capital expenditures.  As of December 31, 2011, Puget Energy had fully drawn the 5-year term-loan which, after previous repayments, had a remaining outstanding balance of $298.0 million. Also, as of December 31, 2011, Puget Energy had drawn $545.0 million under the $1.0 billion capital expenditure facility.  The term-loan and capital expenditure facility mature in February 2014.  These credit agreements contain usual and customary affirmative and negative covenants which are similar to PSE’s credit facilities.  Puget Energy’s credit agreements contain financial covenants based on the following three ratios:  cash flow interest coverage, cash flow to net debt outstanding and debt service coverage (cash available for debt service to borrower interest), each as specified in the facilities.  Puget Energy certifies its compliance with these covenants each quarter.  As of December 31, 2011, Puget Energy was in compliance with all applicable covenants.
In May 2010, Puget Energy’s credit facilities were amended, in part, to include a provision for the sharing of collateral with future note holders when notes are issued to repay and reduce the size of the credit facilities.
These facilities contain similar terms and conditions and are syndicated among numerous committed lenders.  The agreements provide Puget Energy with the ability to borrow at different interest rate options and include variable fee levels.  Borrowings may be at the bank’s prime rate or at floating rates based on London Interbank Offered Rate (LIBOR) plus a spread based upon Puget Energy’s credit rating.  Puget Energy must pay a commitment fee on the unused portion of the $1.0 billion facility.  The spreads and the commitment fee depend on Puget Energy’s credit ratings.  As of the date of this report, the spread over prime rate is 1.0%, the spread to the LIBOR is 2.0% and the commitment fee is 0.75%.

Long-Term Debt Maturities
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of:
PSE long-term debt	$—	13,000	$—	162,000	250,000	3,348,860	3,773,860
Puget Energy long-term debt	—	—	843,000	—	—	950,000	1,793,000
Puget Energy long-term debt	$—	13,000	843,000	162,000	250,000	4,298,860	5,566,860

Financial Covenants
The Company’s credit facilities contain financial covenants related to cash flow interest coverage, cash flow to net debt outstanding and debt service coverage, each as specified in the facilities.  As of December 31, 2011, the Company is in compliance with its long-term debt financial covenants.

Estimated Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
Estimated Fair Value of Financial Instruments

Puget Energy
The following table presents the carrying amounts and estimated fair value of Puget Energy’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$37,235	$37,235	$36,557	$36,557
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Long-term debt (fixed-rate), net of discount	4,197,511	5,503,571	3,119,660	3,718,303
Long-term debt (variable-rate), net of discount	829,856	856,978	1,013,053	1,083,117
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
Interest rate derivatives	52,409	52,409	58,003	58,003

Puget Sound Energy
The following table presents the carrying amounts and estimated fair value of PSE’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$31,010	$31,010	$36,320	$36,320
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Short-term debt owed by PSE to Puget Energy [1]	29,998	29,998	22,598	22,598
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Non-current maturities of long-term debt (fixed-rate)	3,523,845	4,499,295	2,953,860	3,267,994
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
________________

1.	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

The fair value of long-term notes and variable rate notes were estimated using U.S. Treasury yields and related current market credit spreads, interpolating to the maturity date of each issue.
The carrying values of short-term debt and notes receivable are considered to be a reasonable estimate of fair value.  The carrying amount of cash, which includes temporary investments with original maturities of three months or less, is also considered to be a reasonable estimate of fair value.

Liquidity Facilities and Other Financing Arrangements	12 Months Ended
Dec. 31, 2011
Liquidity Facilities and Other Financing Arrangements [Abstract]
Liquidity Facilities and Other Financing Arrangements
Liquidity Facilities and Other Financing Arrangements

As of December 31, 2011 and 2010, PSE had $25.0 million and $247.0 million in short-term debt outstanding, respectively, exclusive of the demand promissory note with Puget Energy.  Outside of the consolidation of PSE’s short-term debt, Puget Energy had no short-term debt outstanding in either year as borrowings under its credit facilities are classified as long-term.  PSE’s weighted-average interest rate on short-term debt, including borrowing rate, commitment fees and the amortization of debt issuance costs, during 2011 and 2010 was 4.39% and 5.11%, respectively.  As of December 31, 2011, PSE and Puget Energy had several committed credit facilities that are described below.

Puget Sound Energy Credit Facilities
PSE maintains three committed unsecured revolving credit facilities that provide, in the aggregate, $1.15 billion in short-term borrowing capability and which mature concurrently in February 2014.  These facilities include a $400.0 million credit agreement for working capital needs, a $400.0 million credit facility for funding capital expenditures and a $350.0 million facility to support energy hedging activities.
PSE’s credit agreements contain usual and customary affirmative and negative covenants that, among other things, place limitations on PSE’s ability to incur additional indebtedness and liens, issue equity, pay dividends, transact with affiliates and make asset dispositions and investments.  The credit agreements also contain financial covenants which include a cash flow interest coverage ratio and, in addition, if PSE has a below investment grade credit rating, a cash flow to net debt outstanding ratio (each as specified in the facilities).  PSE certifies its compliance with such covenants to participating banks each quarter.  As of December 31, 2011, PSE was in compliance with all applicable covenants.
These credit facilities contain similar terms and conditions and are syndicated among numerous committed lenders.  The agreements provide PSE with the ability to borrow at different interest rate options and include variable fee levels.  The credit agreements allow PSE to borrow at the bank’s prime rate or to make floating rate advances at the LIBOR plus a spread that is based upon PSE’s credit rating.  The working capital facility, as amended, includes a swing line feature allowing same day availability on borrowings up to $50.0 million. The $400.0 million working capital facility and $350.0 million credit agreement to support energy hedging allow for issuing standby letters of credit.  PSE must also pay a commitment fee on the unused portion of the credit facilities.  The spreads and the commitment fee depend on PSE’s credit ratings.  As of the date of this report, the spread to the LIBOR is 0.85% and the commitment fee is 0.26%.  The $400.0 million working capital facility also serves as a backstop for PSE’s commercial paper program.
As of December 31, 2011, $25.0 million was drawn and outstanding under PSE’s $400.0 million working capital facility. A $12.5 million letter of credit supporting contracts was outstanding under the facility and there were no amounts outstanding under the commercial paper program. The $400.0 million capital expenditure facility had no amounts drawn and outstanding.  No amounts were drawn or outstanding (including letters of credit) under PSE’s $350.0 million facility supporting energy hedging. Outside of the credit agreements, PSE had a $5.3 million letter of credit in support of a long-term transmission contract.
Demand Promissory Note.  On June 1, 2006, PSE entered into a revolving credit facility with Puget Energy, in the form of a credit agreement and a Demand Promissory Note (Note) pursuant to which PSE may borrow up to $30.0 million from Puget Energy subject to approval by Puget Energy.  Under the terms of the Note, PSE pays interest on the outstanding borrowings based on the lower of the weighted-average interest rates of PSE’s outstanding commercial paper interest rate or PSE’s senior unsecured revolving credit facility.  Absent such borrowings, interest is charged at one-month LIBOR plus 0.25%.  At December 31, 2011, the outstanding balance of the Note was $30.0 million.  The outstanding balance and the related interest under the Note are eliminated by Puget Energy upon consolidation of PSE’s financial statements.

Puget Energy Credit Facilities
At the time of the merger in February 2009, Puget Energy entered into a $1.225 billion five-year term-loan and a $1.0 billion credit facility for funding capital expenditures.  As of December 31, 2011, Puget Energy had fully drawn the five-year term-loan which, after previous repayments, had a remaining outstanding balance of $298.0 million. Also, as of December 31, 2011, Puget Energy had drawn $545.0 million under the $1.0 billion capital expenditure facility.  The term-loan and capital expenditure facility mature in February 2014.  These credit agreements, which in May 2010 were amended to include a provision for the sharing of collateral with note holders, contained usual and customary affirmative and negative covenants similar to those in PSE’s credit facilities.
On February 10, 2012, Puget Energy entered into a $1.0 billion five-year revolving credit facility.  Initial borrowings under this facility were used to repay debt outstanding under Puget Energy’s term loan and capital expenditure facilities and those agreements were terminated.  As a revolving facility, amounts borrowed may be repaid without a reduction in the size of the facility. The revolving credit facility provides Puget Energy the ability to borrow at different interest rate options and includes variable fee levels.  Interest rates may be based on the prime rate or LIBOR, plus a spread based on Puget Energy’s credit ratings.  Puget Energy must pay a commitment fee on the unused portion of the facility.  At the inception of this facility, $864.0 million was outstanding, the spread over LIBOR was 2.0% and the commitment fee was 0.375%.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
Leases

PSE leases buildings and assets under operating leases.    Certain leases contain purchase options, renewal options and escalation provisions.  Operating lease expense net of sublease receipts were:

(Dollars in Thousands)
At December 31,
2011	$24,789
2010	22,493
2009	31,747

Payments received for the subleases of properties was approximately $0.1 million for each of the years ended 2011, 2010 and 2009.
Future minimum lease payments for non-cancelable leases net of sublease receipts are:

(Dollars in Thousands) At December 31,	Operating	Capital
2012	$13,873	$8,160
2013	14,131	8,160
2014	12,964	8,160
2015	13,008	8,160
2016	14,881	2,718
Thereafter	59,238	—
Total minimum lease payments	$128,095	$35,358

PSE leased a portion of its owned natural gas transmission pipeline infrastructure under a non-cancelable operating lease to a third party which expired in 2009.

Accounting for Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities
Accounting for Derivative Instruments and Hedging Activities

PSE employs various energy portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA. Therefore, wholesale market transactions and related hedging strategies are focused on balancing PSE's energy portfolio, reducing costs and risks where feasible thus reducing volatility in costs in the portfolio. PSE's energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into physical and financial transactions which are appropriate for the service territory of PSE and are relevant to its regulated electric and natural gas portfolios.
At the February 2009 merger date, Puget Energy recorded all derivative contracts at fair value as either assets or liabilities. Certain contracts meeting the criteria defined in ASC 815 were subsequently designated as Normal Purchase Normal Sale (NPNS) or cash flow hedges. The difference in the derivative unrealized gains/losses recorded through earnings between Puget Energy and PSE will occur through March 2015.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting. The contracts that were de-designated related to physical electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation. For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings. The amount previously recorded in accumulated OCI is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring. As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program, and its credit facilities to meet short-term funding needs. Short-term obligations are commonly refinanced with fixed-rate bonds or notes when needed and when interest rates are considered favorable. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts. As of June 30, 2012, Puget Energy had two interest rate swap contracts outstanding and PSE did not have any outstanding interest rate swap instruments.
In February 2009, Puget Energy entered into a cash flow hedge using interest rate swaps to hedge the risk associated with one-month London Interbank Offered Rate (LIBOR) floating rate debt. Subsequently, in order to satisfy a commitment the Company made to the Washington Commission and to mitigate interest rate risk, the Company refinanced a portion of the underlying debt hedged by the interest rate swaps in 2010, 2011 and again during 2012. As a result of refinancing in 2010, the Company de-designated the cash flow hedge accounting relationship between the debt and interest rate swaps. A portion of the outstanding interest rate swap derivative loss associated with the probable future interest payments occurring remains in OCI, and is amortized monthly as the payments occur. The portion of the outstanding interest rate swap derivative loss associated with interest payments on the debt where future payments become remote of occurring is reclassified from OCI into earnings.
On June 15, 2012, Puget Energy issued $450.0 million of 10-year senior secured fixed-rate notes and paid down $425.0 million of its outstanding variable rate debt, bringing the balance down to $434.0 million as of June 30, 2012. As the related forecasted transactions (i.e. future interest payments associated with the debt pay down) are now remote of occurring, Puget Energy reclassified a $7.9 million loss from accumulated OCI into earnings. In order to better align its existing swap notional with the reduced balance outstanding under the variable rate senior secured credit facility balance, on June 18, 2012, the Company settled $550.0 million of the interest rate swaps for a $20.2 million loss, thereby reducing the swap notional to $450.0 million. Additionally, the Company amended the remaining two interest rate swap agreements ($450.0 million notional) to extend the maturities to January 2017. This strategy allowed the Company to improve the alignment between the $450.0 million hedge and the variable rate exposure of the remaining balance of $434.0 million of the revolving senior secured credit facility.
The following tables present the fair value and locations of the Company's derivative instruments recorded on the balance sheets:

Derivatives Not Designated as Hedging Instruments
Puget Energy	June 30, 2012		December 31, 2011
(Dollars in Thousands)	Assets [1]	Liabilities [2]	Assets [1]	Liabilities [2]
Interest rate swaps:
Current	$—	$6,223	$—	$25,210
Long-term	—	13,924	—	27,199
Total interest rate swaps	$—	$20,147	$—	$52,409

Puget Energy and Puget Sound Energy
Electric portfolio:
Current	$4,031	$160,033	$5,212	$173,582
Long-term	9,523	50,048	5,508	90,752
Natural gas portfolio: [3]
Current	2,942	110,990	1,435	128,297
Long-term	6,458	49,237	4,576	78,607
Total energy derivatives	$22,954	$370,308	$16,731	$471,238
___________

[1]	Balance sheet location: Unrealized gain on derivative instruments.

[2]	Balance sheet location: Unrealized loss on derivative instruments.

[3]
PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

For further details regarding the fair value of derivative instruments, see Note 4.

The following tables present the net unrealized (gain) loss of the Company's derivative instruments recorded on the statements of income:

Puget Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas / Power NPNS [1]	$—	$(2,720)	$(2,151)	$(10,769)
Natural gas for power generation	(13,647)	1,261	(13,698)	(40,262)
Power	(50,429)	(15,536)	(43,501)	918
Total net unrealized (gain) loss on derivative instruments	$(64,076)	$(16,995)	$(59,350)	$(50,113)
Interest expense – interest rate swaps	$(8,563)	$14,171	$(4,102)	$12,245
Other deductions – interest rate swaps	$925	$16,126	$(13,398)	$14,326
___________

[1]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.

Puget Sound Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas for power generation	$(13,647)	$1,476	$(13,696)	$(23,201)
Power	(46,203)	(11,124)	(36,019)	7,569
Total net unrealized (gain) loss on derivative instruments	$(59,850)	$(9,648)	$(49,715)	$(15,632)

The following tables present the effect of hedging instruments on Puget Energy's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(10,905)	$(24,246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	—	(20)
			Purchased electricity	(188)	(252)
Total	$—	$—		$(11,093)	$(24,518)

Puget Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(14,763)	$(30,758)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	100	(50)
			Purchased electricity	12	(510)
Total	$—	$—		$(14,651)	$(31,318)
________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following tables present the effect of hedging instruments on PSE's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Sound Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(122)	$(123)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	(4,414)	(237)
			Purchased electricity	—	(4,663)
Total	$—	$—		$(4,536)	$(5,023)

Puget Sound Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(244)	$(246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	97	(17,109)
			Purchased electricity	(7,468)	(7,159)
Total	$—	$—		$(7,615)	$(24,514)
___________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

For derivative instruments designated as cash flow hedges, the effective portion of the gain or loss on the derivative was reported as a component of OCI, then reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Puget Energy expects that $6.1 million of losses in accumulated OCI will be reclassified into earnings within the next twelve months. PSE expects that $8.3 million of losses in accumulated OCI will be reclassified into earnings within the next twelve months. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows extends to June 2015 for purchased electricity contracts, October 2018 for gas for power generation contracts and January 2017 for interest rate swaps.
The following tables present the effect of the Company's derivatives not designated as hedging instruments on income:

Puget Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Interest rate contracts:	Other deductions	$(7,297)	$(25,412)	$(6,770)	$(25,460)
	Interest expense	(9,902)	(22,699)	(19,264)	(27,276)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net [1]	64,076	14,275	57,199	39,344
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$4,356	$(61,802)	$(79,762)	$(96,844)
___________

[1]
Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.

Puget Sound Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$59,850	$9,648	$49,715	$15,632
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$17,329	$(18,318)	$(61,212)	$(67,820)

The Company had the following outstanding interest rate and commodity contracts as of June 30, 2012:

Derivatives not designated as hedging instruments:	Number of Units
Puget Energy:
Interest rate swaps	$450.0	million
Puget Energy and Puget Sound Energy:
Natural gas derivatives	508,805,338	MMBtus
Electric generation fuel	137,635,000	MMBtus
Purchased electricity	11,629,550	MWhs

The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty's non-performance under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring and exposure mitigation.
The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial problems. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of June 30, 2012, approximately 99.9% of the Company's energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by the major rating agencies and 0.1% are either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated.
The Company generally enters into the following master agreements: (1) WSPP, Inc. (WSPP) agreements - standardized power sales contract in the electric industry; (2) International Swaps and Derivatives Association (ISDA) agreements - standardized financial gas and electric contracts; and (3) North American Energy Standards Board (NAESB) agreements - standardized physical gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments and, in the event of counterparty default, termination payments.
The Company computes credit reserves at a master agreement level by counterparty (i.e., WSPP, ISDA, or NAESB). The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in the determination of reserves. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty's risk of default. The Company uses both default factors published by Standard & Poor's and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty's deals. The default tenor is used by weighting the fair value and contract tenors for all deals for each counterparty and coming up with an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty's default factor to compute credit reserves for counterparties that are in a net asset position. Moreover, the Company applies its own default factor to compute credit reserves for counterparties that are in a net liability position. Credit reserves are booked as contra accounts to unrealized gain (loss) positions. As of June 30, 2012, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the quarter. The majority of the Company's derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. Despite its net liability position, PSE was not required to post any additional collateral with any of its counterparties. Additionally, PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE's counterparties required to post additional collateral resulting from credit rating downgrades.
As of June 30, 2012, the Company did not have any outstanding energy supply contracts with counterparties that contained credit risk related contingent features, which could result in a counterparty requesting immediate payment or demanding immediate and ongoing full overnight collateralization on derivative instruments in a net liability position.
The table below presents the fair value of the overall contractual contingent liability positions for the Company's derivative activity at June 30, 2012:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(37,833)	$—	$37,833
Requested credit for adequate assurance	(74,936)	—	—
Forward value of contract [3]	(12,093)	—	—
Total	$(124,862)	$—	$37,833

__________

[1]
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at June 30, 2012. Excludes NPNS, accounts payable and accounts receivable.

[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.

[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

Accounting for Derivative Instruments and Hedging Activities

PSE employs various portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue.  The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA.  Therefore, wholesale market transactions are focused on balancing PSE’s energy portfolio, reducing costs and risks where feasible and reducing volatility in costs and margins in the portfolio.  PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools.  In order to manage risks effectively, PSE enters into physical and financial transactions which are appropriate for the service territory of PSE and are relevant to its regulated electric and natural gas portfolios.
On the date of the merger, Puget Energy de-designated its derivative contracts that were designated on PSE’s books as NPNS or cash flow hedges and recorded such contracts at fair value as either assets or liabilities.  Certain contracts meeting the criteria defined in ASC 815 were subsequently re-designated as NPNS or cash flow hedges.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting.  The contracts that were de-designated related to electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation.  For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings.  The amount previously recorded in accumulated OCI is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring.  As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.  The amount of losses reclassified from OCI to earnings as a result of de-designated cash flow hedges specific to transactions that are probable of not occurring during 2011 for Puget Energy and PSE was $18.4 million and $2.2 million, respectively.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt of various maturities.  The Company utilizes internal cash from operations, commercial paper, and credit facilities to meet short-term funding needs.  Short-term obligations are commonly refinanced with fixed-rate bonds or notes when needed and when interest rates are considered favorable.  The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts.  As of December 31, 2011, Puget Energy had four interest rate swap contracts outstanding and PSE did not have any outstanding interest rate swap instruments.
In February 2009, Puget Energy entered into the interest rate swap transactions to hedge risk associated with one-month LIBOR floating rate debt. Subsequently, in order to satisfy a commitment the Company made to the Washington Commission and to mitigate refinancing risk, the Company refinanced a portion of the underlying debt hedged by the interest rate swaps during 2010 and again during 2011. As a result of refinancing, the Company de-designated the cash flow hedge accounting relationship between the debt and interest rate swaps in 2010. All fair value gains or losses associated with the interest rate swaps subsequent to the de-designation are recorded in earnings.  At December 31, 2011, the outstanding notional balance of the interest rate swaps is $1.28 billion, compared to the variable rate debt balance of only $843 million. Under the existing credit agreements, the Company may retain a portion of those swaps that are in excess of the underlying debt (not economic hedges) until June 2012 at which point the Company may decide to unwind or follow other strategies to mitigate the risk of those un-hedged swaps. During the period in which the Company’s interest rate swaps are in excess of the Company’s variable rate debt, the Company will be subject to additional interest rate risk. The Company has settled approximately $277 million of the interest rate swaps on February 15, 2012.  The transaction did not impact the consolidated statements of income as the fair value losses for those swaps had already been recorded through earnings.
The Company refinanced the remaining $843 million of outstanding variable rate debt on February 10, 2012 in order to further stagger debt maturity dates. Since the refinancing replaced debt with like debt, the original hedged forecast interest payments are still probable of occurring and there is no anticipated reclassification of existing amounts deferred in accumulated OCI to earnings as a result of this transaction.  Puget Energy recorded a $21.2 million loss related to the swaps to interest expense during 2011.
The following tables present the fair value and locations of Puget Energy’s derivative instruments recorded on the balance sheets at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Interest rate swaps:
Current	$—	$25,210	$—	$30,047
Long-term	—	27,199	—	27,956
Electric portfolio:
Current	5,212	173,582	4,716	142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$523,647	$15,733	$456,235
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

The following table presents the fair value and locations of PSE’s derivative instruments recorded on the balance sheet at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Sound Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Electric portfolio:
Current	$5,212	$173,582	$4,716	$142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$471,238	$15,733	$398,232
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

For further details regarding the fair value of derivative instruments and their Level categorization, see Note 12.
The following table presents the net unrealized (gain) loss of Puget Energy’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Gas / Power NPNS [1]	$(11,677)	$(40,564)	$(42,328)	$—
Gas for power generation	(23,993)	37,535	(71,921)	3,696
Power exchange	—	(2,619)	(2,247)	(588)
Power	47,164	59,743	(51,698)	759
Credit reserve [2]	—	—	11,593	—
Total net unrealized (gain) loss on derivative instruments	$11,494	$54,095	$(156,601)	$3,867
Interest expense – interest rate swaps	$21,159	$(10,918)	$—	$—
Other deductions – interest rate swaps	$12,388	$7,319	$—	$—
___________

1.	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.

2.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

The following table presents the net unrealized (gain) loss of PSE’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Gas for power generation	$(4,043)	$91,666	$(2,835)
Power exchange	—	(2,620)	(2,822)
Power	58,189	77,907	4,321
Credit reserve [1]	—	—	82
Total net unrealized (gain) loss on derivative instruments	$54,146	$166,953	$(1,254)
___________

1.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

The following tables present the effect of hedging instruments on Puget Energy’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(39,143)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(679)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(1,699)	Net unrealized loss on derivative instruments	—
Total	$—		$(41,521)		$—

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2010
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(58,175)	Interest expense	$(33,887)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(3,347)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(3,453)	Net unrealized loss on derivative instruments	—
Total	$(58,175)		$(40,687)		$—

Puget Energy (Dollars in Thousands)	Successor February 6, 2009 - December 31, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(22,777)	Interest expense	$(29,052)		$—
Commodity contracts: Electric derivatives	(19,933)	Electric generation fuel	(25,296)	Net unrealized gain on derivative instruments	325
Electric derivatives	(6,289)	Purchased electricity	(4,157)	Net unrealized loss on derivative instruments	(2,897)
Total	$(48,999)		$(58,505)		$(2,572)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Puget Energy (Dollars in Thousands)	Predecessor January 1, 2009 - February 5, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1,2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(41)		$—
Commodity contracts: Electric derivatives	(20,791)	Electric generation fuel	(5,003)	Net unrealized loss on derivative instruments	—
Electric derivatives	(3,371)	Purchased electricity	(1,934)	Net unrealized loss on derivative instruments	(986)
Total	$(24,162)		$(6,978)		$(986)
_________________

1.	Changes in OCI are reported in after-tax dollars.

2.
The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following table presents the effect of hedging instruments on PSE’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy (Dollars in Thousands)	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)				Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
	2011	2010	2009	Location	2011	2010	2009	Location	2011	2010	2009
Interest rate contracts:	$—	$—	$—	Interest expense	$(488)	$(488)	$(488)		$—	$—	$—
Commodity contracts: Electric derivatives:	—	—	(49,848)	Electric generation fuel	(20,625)	(57,479)	(117,524)	Net unrealized gain on derivative instruments	—	—	—
Electric derivatives	—	—	(11,429)	Purchased electricity	(12,726)	(17,207)	(20,686)	Net unrealized loss on derivative instruments	—	—	(2,749)
Total	$—	$—	$(61,277)		$(33,839)	$(75,174)	$(138,698)		$—	$—	$(2,749)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

For derivative instruments that meet cash flow hedge criteria, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Gains and losses on the derivatives representing hedge ineffectiveness are recognized in current earnings.  Puget Energy expects that $14.0 million of losses in OCI will be reclassified into earnings within the next twelve months.  PSE expects that $12.9 million of losses in OCI will be reclassified into earnings within the next twelve months.  The maximum length of time over which Puget Energy and PSE are hedging their exposure to the variability in future cash flows extends to February 2015 for purchased electricity contracts and to October 2015 for gas for power generation contracts.  For Puget Energy interest rate swaps, the maximum length of forecasted transactions deferred in OCI extends to February 2014.
The following tables present the effect of Puget Energy’s derivaticyes not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Energy		Year Ended December 31,		Year Ended December 31,
(Dollars in Thousands)	Location	2011		2010
Interest rate contracts:
	Other deductions	$(28,601)		$(7,955)
	Interest expense	(46,045)		9,423
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	(23,170)	[1]	(94,659)	[2]
	Electric generation fuel	(98,208)		(100,514)
	Purchased electricity	(66,845)		(36,886)
Total gain (loss) recognized in income on derivatives		$(262,869)		$(230,591)

Puget Energy (Dollars in Thousands)		Successor		Predecessor
	Location	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Interest rate contracts:
	Other deductions	$—		$—
	Interest income	$—		$—
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	117,515	[3]	(2,881)	[4]
	Electric generation fuel	(88,185)		(863)
	Purchased electricity	(56,498)		(243)
Total gain (loss) recognized in income on derivatives		$(27,168)		$(3,987)
______________

1.
Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

2.
Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

3.
Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.

4.	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.

The following table presents the effect of PSE’s derivatives not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2011	2010	2009
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	$(54,146)	$(166,953)	$4,003	[1]
	Electric generation fuel	(98,208)	(100,514)	(89,255)
	Purchased electricity	(66,845)	(36,886)	(40,770)
Total gain (loss) recognized in income on derivatives		$(219,199)	$(304,353)	$(126,022)
___________________

1.	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness

The Company had the following outstanding contracts as of December 31, 2011:

Puget Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Interest rate swaps	$1.277	Billion

Puget Energy and Puget Sound Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Gas derivatives [1]	486,950,216	MMBtus
Electric generation fuel	140,557,000	MMBtus
Purchased electricity	12,264,650	MWhs
_________

1.	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.
The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers.  Credit risk is the potential loss resulting from a counterparty’s non-performance under an agreement.  The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring, and exposure mitigation.
The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial problems.  Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses.  Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties.  If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss.  However, as of December 31, 2011, approximately 99.9% of the Company’s energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by the major rating agencies and 0.1% are either rated below investment grade or not rated by rating agencies.  The Company assesses credit risk internally for counterparties that are not rated.
The Company generally enters into the following master agreements: (1) WSPP, Inc. (WSPP) agreements – standardized power sales contract in the electric industry; (2) International Swaps and Derivatives Association (ISDA) agreements – standardized financial gas and electric contracts; and (3) North American Energy Standards Board (NAESB) agreements – standardized physical gas contracts.  The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offset of monthly payments and, in the event of counterparty default, termination payments.
The Company computes credit reserves at a master agreement level by counterparty (i.e., WSPP, ISDA, or NAESB).  The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in determination of reserves.  The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default.  The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate.  The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty’s deals.  The default tenor is used by weighting the fair value and contract tenors for all deals for each counterparty and coming up with an average value.  The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position.  Moreover, the Company applies its own default factor to compute credit reserves for counterparties that are in a net liability position.  Credit reserves are booked as contra accounts to unrealized gain (loss) positions.  As of December 31, 2011, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the year.  The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council.  Despite its net liability position, PSE was not required to post any additional collateral with any of its counterparties.  Additionally, PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE’s counterparties required to post additional collateral resulting from credit rating downgrades.
As of December 31, 2011, the Company did not have any outstanding energy supply and interest rate swap contracts with counterparties that contained credit risk related contingent features, which could result in a counterparty requesting immediate payment or demanding immediate and ongoing full overnight collateralization on derivative instruments in a net liability position.
The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2011:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(52,048)	$—	$52,048
Requested credit for adequate assurance	(95,959)	—	—
Forward value of contract [3]	(16,342)	—	—
Total	$(164,349)	$—	$52,048
__________

1.
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011.  Excludes NPNS, accounts payable and accounts receivable liability.

2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.

3.	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value

GAAP established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy categorizes the inputs into three levels with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority given to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities. Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3 - Pricing inputs include significant inputs that have little or no observability as of the reporting date. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. If a fair value measurement relies on inputs from different levels of the hierarchy, the entire measurement must be placed based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy. The Company primarily determines fair value measurements classified as Level 2 or Level 3 using a combination of the income and market valuation approaches. The process of determining the fair values is the responsibility of the derivative accounting department which reports to the Controller and Principal Accounting Officer. On a daily basis, the Company obtains quoted forward prices for the electric and natural gas market from an independent external pricing service. These forward price quotes are used in addition to other various inputs to determine the reported fair value. Some of the inputs, which are not significant, include the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests), assumptions for time value, and also the impact of the Company's nonperformance risk of its liabilities. For interest rate swaps, the Company obtains monthly mark-to-market values from an independent external pricing service for LIBOR forward rates, which is a significant input. Some of the inputs of the interest rate swap valuations, which are not significant, include the credit standing of the counterparties, assumptions for time value and the impact of the Company's nonperformance risk of its liabilities. Cash equivalents and restricted cash classified as Level 2 fair value instruments consist of special money market funds and premium checking accounts. The Company valued Level 2 cash equivalents and restricted cash using the market approach based on the fair value of underlying investments at reporting date.
The Company considers its electric, natural gas and interest rate swap contracts as Level 2 derivative instruments as such contracts are commonly traded as over-the-counter forwards with indirectly observable price quotes. However, certain energy derivative instruments are classified as Level 3 in the fair value hierarchy since Level 3 inputs are significant to the fair value measurement. Management's assessment was based on the trading activity in real-time and forward electric and natural gas markets. Each quarter, the Company confirms the validity of pricing service quoted prices (e.g., Level 2 in the fair value hierarchy) used to value commodity contracts with the actual prices of commodity contracts entered into during the most recent quarter.

Assets and Liabilities with Estimated Fair Value

The following table presents the fair value hierarchy by level, the carrying value for cash, cash equivalents, restricted cash, notes receivable and short-term debt. The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The fair value of the junior subordinated and long-term notes were estimated using the discounted cash flow method with U.S. Treasury yields and Company credit spreads as inputs, interpolating to the maturity date of each issue. Carrying values and estimated fair values were as follows:

Puget Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	4,653,633	6,077,979	4,197,511	5,503,571
Long-term debt (variable-rate), net of discount	2	434,000	434,000	829,856	856,978
Total		$5,337,633	$6,764,292	$5,277,367	$6,609,132

Puget Sound Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	3,523,846	4,606,220	3,523,845	4,499,295
Total		$3,773,846	$4,858,533	$3,773,845	$4,747,878

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the Company's financial assets and liabilities by level, within the fair value hierarchy, that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of Level 3 derivatives in the fair value hierarchy. The Company did not have any transfers between Level 2 and Level 1 during the three and six months ended June 30, 2012 and 2011.

Puget Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total derivative assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Interest rate derivative instruments	—	20,147	—	20,147	—	52,409	—	52,409
Total derivative liabilities	$—	$291,720	$98,735	$390,455	$—	$413,904	$109,743	$523,647

Puget Sound Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Total liabilities	$—	$271,573	$98,735	$370,308	$—	$361,495	$109,743	$471,238

Puget Energy and Puget Sound Energy	Three Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(107,364)	$(3,167)	$(110,531)	$(89,758)	$(1,785)	$(91,543)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings [1]	5,077	—	5,077	(4,244)	—	(4,244)
Included in regulatory assets / liabilities	—	(4)	(4)	—	1,860	1,860
Settlements [3]	14,372	324	14,696	8,234	(1,127)	7,107
Transferred into Level 3	(38,674)	(297)	(38,971)	—	363	363
Transferred out of Level 3	46,136	325	46,461	4,475	445	4,920
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)

Puget Energy and Puget Sound Energy	Six Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(90,311)	$(5,041)	$(95,352)	$(87,436)	$(3,859)	$(91,295)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings [2]	(16,870)	—	(16,870)	(19,951)	—	(19,951)
Included in regulatory assets / liabilities	—	(1,287)	(1,287)	—	2,979	2,979
Settlements [3]	35,415	105	35,520	19,139	(1,592)	17,547
Transferred into Level 3	(55,548)	(297)	(55,845)	—	363	363
Transferred out of Level 3	46,861	3,701	50,562	6,955	1,865	8,820
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)
__________

[1]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.

[2]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.

[3]	The Company had no purchases, sales or issuances during the reported periods.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company's consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled. Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in net unrealized (gain) loss on derivative instruments in the Company's consolidated statements of income.
In order to determine which assets and liabilities are classified as Level 3, the Company receives market data from its independent external pricing service defining the tenor of observable market quotes. To the extent any of the Company's commodity contracts extend beyond what is considered observable as defined by its independent pricing service, the contracts are classified as Level 3. The actual tenor of what the independent pricing service defines as observable is subject to change depending on market conditions. Therefore, as the market changes, the same contract may be designated Level 3 one month and Level 2 the next, and vice versa. The changes of fair value classification into or out of Level 3 are recognized each month, and reported in the Level 3 Roll-forward table above. The Company does periodically transact at locations, or market price points, that are illiquid or for which no prices are available from the independent pricing service. In such circumstances the Company uses a more liquid price point and performs a 15-month regression against the illiquid locations to serve as a proxy for market prices. Such transactions are classified as Level 3. The Company does not use internally developed models to make adjustments to significant unobservable pricing inputs. The only significant unobservable input into the fair value measurement of the Company's Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company's purchased commodity contracts, as of June 30, 2012:

(Dollars in Thousands)
	Fair Value				Range
Derivative Instrument	Assets [1]	Liabilities [1]	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$9,438	$89,891	Discounted cash flow	Power Prices	$6.11 per MWh	$46.86 per MWh	$29.93 per MWh
Natural gas	$6,025	$8,844	Discounted cash flow	Natural Gas Prices	$1.77 per MMBtu	$4.79 per MMBtu	$3.88 per MMBtu
__________

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

The significant unobservable inputs listed above would have a direct impact on the fair values of the above instruments if they were adjusted. Consequently significant increases or decreases in the forward prices of electricity or natural gas in isolation would result in a significantly higher or lower fair value for Level 3 assets and liabilities. Generally, interrelationships exist between market prices of natural gas and power. As such, an increase in natural gas pricing would potentially have a similar impact on forward power markets. At June 30, 2012, a hypothetical 10% increase or decrease in market prices of natural gas and electricity would change the fair value of the Company's derivative portfolio, classified as Level 3 within the fair value hierarchy, by $18.7 million.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360). The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk. Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation. The fair value of the power contracts is amortized as the contracts settle. ASC 360 requires long-lived assets to be tested for impairment on an on-going basis, whenever events or circumstances would more likely than not reduce the fair value of the long-lived assets below its carrying value. One such triggering event is a significant decrease in market price.
Due to decreasing forward wholesale market prices at March 31, 2012, Puget Energy completed a valuation and impairment test for long-term power purchase contracts, and the valuation indicated impairment to one of the purchased power contracts. As of March 31, 2012, the carrying value for the intangible asset contract was $113.3 million and its fair value on a discounted basis was determined to be $96.7 million, thereby requiring a $16.6 million write-off of the intangible asset with a corresponding reduction in the regulatory liability.
The valuation was measured using the income approach. Significant inputs included forward electricity prices and power contract pricing which provided future net cash flow estimates which are classified as Level 3 within the fair value hierarchy. An insignificant input is the discount rate reflective of PSE's cost of capital used in the valuation. Below are the quarterly significant unobservable inputs used in estimating the long-term power purchase contracts' fair value of $513.6 million during the period ended March 31, 2012:

Valuation Technique	Unobservable Input	Low	High	Weighted Average
Discounted cash flow	Power prices	$10.36 per MWh	$49.78 per MWh	$34.98 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,185 per qtr	$5,030 per qtr	$4,663 per qtr

Fair Value Measurements

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).  The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.  Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.  Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities.  Equity securities that are also classified as cash equivalents are considered Level 1 if there are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.  Level 2 includes those financial instruments that are valued using models or other valuation methodologies.  These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.  Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.  Instruments in this category include non-exchange-traded derivatives such as over-the-counter forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources.  These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.  Level 3 instruments include those that may be more structured or otherwise tailored to customers’ needs.  At each balance sheet date, the Company performs an analysis of all instruments subject to ASC 820 and includes in Level 3 all of those instruments whose fair value is based on significant unobservable inputs.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  If a fair value measurement relies on inputs from different levels of the hierarchy, the entire measurement must be placed based on the lowest level input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  On a daily basis, the Company obtains quoted forward prices for the electric and natural gas market from an independent external pricing service.  Those forward price quotes are then used in addition to other various inputs to determine the reported fair value.  Some of the inputs include the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests), assumptions for time value and also the impact of the Company’s nonperformance risk on its liabilities.
As of December 31, 2011, the Company considered the markets for its electric and natural gas Level 2 derivative instruments to be actively traded.  Management’s assessment is based on the trading activity volume in real-time and forward electric and natural gas markets.  The Company regularly confirms the validity of pricing service quoted prices (e.g. Level 2 in the fair value hierarchy) used to value commodity contracts to the actual prices of commodity contracts entered into during the most recent quarter.
The following tables set forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and the reconciliation of the changes in the fair value of derivatives classified as Level 3 in the fair value hierarchy as of December 31, 2011 and 2010:

Puget Energy	Fair Value Measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$14,809	$1,958	$—	$16,767	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Interest rate derivative instruments	—	—	—	—	—	—	—	—
Total assets	$16,852	$5,033	$14,391	$36,276	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Interest rate derivative instruments	—	52,409	—	52,409	—	58,003	—	58,003
Total liabilities	$—	$413,904	$109,743	$523,647	$—	$352,568	$103,667	$456,235

	Successor				Predecessor
Puget Energy Level 3 Roll-Forward Net (Liability) (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Balance at beginning of period	$(91,295)	$(100,333)	$(185,813)	1	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(14,832)		(627)
- included in other comprehensive income	—	—	(17,429)		(14,821)
- included in regulatory assets/liabilities	(250)	(2,665)	(4,345)		(1,410)
Settlements [2]	37,482	29,832	26,374		2,154
Transferred into Level 3	(306)	225	(8,611)		—
Transferred out of Level 3	15,516	93,826	104,323		8,560
Balance at end of period	$(95,352)	$(91,295)	$(100,333)		$(138,400)
_________________

1.	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.

2.	There were no purchases or issuances for 2011 or prior years.

Puget Sound Energy	Fair Value measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$9,200	$1,958	$—	$11,158	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Total assets	$11,243	$5,033	$14,391	$30,667	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Total liabilities	$—	$361,495	$109,743	$471,238	$—	$294,565	$103,667	$398,232

Puget Sound Energy Level 3 Roll-Forward Net (Liability)	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Balance at beginning of period	$(91,295)	$(100,333)	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(776)
- included in other comprehensive income	—	—	(38,047)
- included in regulatory assets/liabilities	(250)	(2,665)	(7,824)
Settlements [1]	37,482	29,832	28,779
Transferred into Level 3	(306)	225	(6,778)
Transferred out of Level 3	15,516	93,826	56,569
Balance at end of period	$(95,352)	$(91,295)	$(100,333)
_________________

1.	There were no purchases or issuances for 2011 or prior years.

Realized gains and losses on energy derivatives for Level 3 recurring items are included in energy costs in the Company’s consolidated statements of income under purchased electricity, electric generation fuel or purchased natural gas when settled.
Unrealized gains and losses on energy derivatives for Level 3 recurring items are included in the net unrealized (gain) loss on derivative instruments section in the Company’s consolidated statements of income.
Certain energy derivative instruments are classified as Level 3 in the fair value hierarchy because Level 3 inputs are significant to their fair value measurement.  Energy derivatives transferred out of Level 3 represent existing assets or liabilities that were classified as Level 3 at the start of the reporting period for which the lowest significant input became observable during the current reporting period and were transferred into Level 2.  Conversely, energy derivatives transferred into Level 3 from Level 2 represent scenarios in which the lowest significant input became unobservable during the current reporting period.  The Company had no transfers between Level 2 and Level 1 during the year ended December 31, 2011, 2010 or 2009.

Employee Investment Plans	12 Months Ended
Dec. 31, 2011
Employee Investment Plans [Abstract]
Employee Investment Plans
Employee Investment Plans

The Company has a qualified Employee Investment Plan under which employee salary deferrals and after-tax contributions are used to purchase several different investment fund options.  For employees under the Cash Balance formula, PSE will match 100% of an employee retirement plan contribution up to 6% of an employee annual salary and make an additional year-end contribution equal to 1% of base pay.  For employees grandfathered under the Final Average Earning formula pension plan, PSE will match 55% of an employee’s investment plan contribution up to 6% of an employee annual salary. PSE’s contributions to the Employee Investment Plan were $13.5 million, $11.8 million and $11.4 million for the years 2011, 2010 and 2009, respectively.  The Employee Investment Plan eligibility requirements are set forth in the plan documents.

Retirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits

PSE has a defined benefit pension plan covering substantially all PSE employees.  Pension benefits earned are a function of age, salary, years of service and, in the case of employees in the cash balance formula plan, the applicable annual interest crediting rates.  PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.  In addition to providing pension benefits, PSE provides group health care and life insurance benefits for certain retired employees.  These benefits are provided principally through an insurance company.  The insurance premiums, paid primarily by retirees, are based on the benefits provided during the year.
The February 6, 2009 merger of Puget Energy with Puget Holdings triggered a new basis of accounting for PSE’s retirement benefit plans in the Puget Energy consolidated financial statements.  Such purchase accounting adjustments associated with the remeasurement of the retirement plans are recorded at Puget Energy.
The following tables summarize the Company’s net periodic benefit cost for the three and six months ended June 30, 2012 and 2011:

Puget Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(9,101)	(8,860)	—	—	(109)	(125)
Amortization of prior service cost	(495)	(495)	—	—	—	—
Amortization of net loss (gain)	234	—	176	90	17	1
Net periodic benefit cost	$1,418	$1,334	$982	$948	$128	$111

Puget Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(18,102)	(17,720)	—	—	(218)	(250)
Amortization of prior service cost	(990)	(990)	—	—	—	—
Amortization of net loss (gain)	384	—	351	180	27	1
Net periodic benefit cost	$2,748	$2,668	$1,964	$1,896	$254	$222

Puget Sound Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(10,434)	(11,056)	—	—	(109)	(125)
Amortization of prior service cost	(393)	(394)	74	141	9	16
Amortization of net loss (gain)	3,790	2,695	358	298	(63)	(109)
Amortization of transition obligation	—	—	—	—	12	13
Net periodic benefit cost	$3,743	$1,934	$1,238	$1,297	$69	$30

Puget Sound Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(20,767)	(22,112)	—	—	(217)	(250)
Amortization of prior service cost	(787)	(786)	146	281	18	31
Amortization of net loss (gain)	7,508	5,389	716	598	(123)	(217)
Amortization of transition obligation	—	—	—	—	25	25
Net periodic benefit cost	$7,410	$3,869	$2,475	$2,595	$148	$60

The following table summarizes the Company’s change in benefit obligation for the periods ended June 30, 2012 and December 31, 2011:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(Dollars in Thousands)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$565,997	$532,615	$48,370	$44,322	$16,436	$16,579
Service cost	8,463	15,822	537	1,241	70	113
Interest cost	12,993	26,263	1,076	2,192	375	807
Actuarial loss/(gain)	2,030	18,485	—	4,467	(132)	384
Benefits paid	(20,950)	(27,188)	(4,271)	(2,687)	(866)	(1,855)
Medicare part D subsidiary received	—	—	—	—	505	408
Curtailment loss/(gain)[1]	—	—	—	(1,165)	—	—
Benefit obligation at end of period	$568,533	$565,997	$45,712	$48,370	$16,388	$16,436
__________

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

The fair value of the Company’s qualified pension plan assets was $498.7 million and $479.8 million at June 30, 2012 and December 31, 2011, respectively.
The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $18.8 million, $6.1 million and $0.9 million, respectively. During the three months ended June 30, 2012, the Company contributed $5.7 million, $0.4 million and $0.1 million to fund the qualified pension plan, SERP and the other postretirement plan, respectively. During the six months ended June 30, 2012, the Company contributed $11.4 million, $4.3 million and $0.5 million to fund the qualified pension plan, SERP and the other postretirement plan, respectively.

Retirement Benefits

PSE has a defined benefit pension plan covering substantially all PSE employees.  Pension benefits earned are a function of age, salary and years of service.  PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.  In addition to providing pension benefits, PSE provides certain health care and life insurance benefits for employees.  These benefits are provided principally through an insurance company.  The insurance premiums are based on the benefits provided during the year, and are paid primarily by retirees.
The February 6, 2009 merger of Puget Energy with Puget Holdings triggered a new basis of accounting for PSE’s retirement benefit plans in the Puget Energy consolidated financial statements.  Such purchase accounting adjustments associated with the remeasurement of retirement plans are recorded at Puget Energy.
The following tables summarize Puget Energy’s change in benefit obligation, change in plan assets, net periodic benefit cost and other changes in OCI for the years ended December 31, 2011 and 2010:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidy received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$34,781	$(43,544)	$8,038	$5,095	$282	$(820)
Prior service cost	(19,721)	(21,701)	—	—	—	—
Total	$15,060	$(65,245)	$8,038	$5,095	$282	$(820)

	Qualified Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$12,469	$1,090
Interest cost	26,263	27,975	25,912	2,302
Expected return on plan assets	(35,344)	(32,941)	(27,583)	(3,585)
Amortization of prior service cost/(credit)	(1,980)	(165)	—	95
Amortization of net loss	—	70	—	269
Net periodic benefit cost	$4,761	$11,028	$10,798	$171

	SERP Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$1,241	$1,024	$951	$89
Interest cost	2,192	2,165	2,178	193
Amortization of prior service cost	—	—	—	51
Amortization of net loss/(gain)	360	—	—	74
Net periodic benefit cost	$3,793	$3,189	$3,129	$407

	Other Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$113	$106	$114	$11
Interest cost	806	880	894	89
Expected return on plan assets	(502)	(510)	(379)	(37)
Amortization of prior service cost	—	—	—	7
Amortization of net loss/(gain)	(46)	(67)	—	(15)
Amortization of transition obligation	—	—	—	4
Net periodic benefit cost	$371	$409	$629	$59

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$78,324	$9,791	$3,302	$3,663	$1,056	$236
Amortization of net loss/(gain)	—	(70)	(360)	—	46	67
Prior service credit	—	(21,866)	—	—	—	—
Amortization of prior service credit	1,980	165	—	—	—	—
Total change in other comprehensive income for year	$80,304	$(11,980)	$2,942	$3,663	$1,102	$303

The estimated net/(loss) gain and prior service/(cost) credit for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(0.6) million and $2.0 million, respectively.  The estimated net (loss)/gain and prior service (cost)/credit for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(0.7) million and zero, respectively.  The estimated net (loss)/gain, prior service cost/(credit) and transition/(obligation) asset for the other postretirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are immaterial. The following tables summarize PSE’s change in benefit obligation, change in plan assets, net periodic benefit cost and other changes in OCI for the years ended December 31, 2011 and 2010:

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss/(gain)	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidiary received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$264,098	$187,240	$13,878	$11,770	$(2,955)	$(4,492)
Prior service cost/(credit)	(15,671)	(17,245)	305	867	72	134
Transition obligations	—	—	—	—	50	100
Total	$248,427	$169,995	$14,183	$12,637	$(2,833)	$(4,258)

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$14,141	$1,241	$1,024	$1,068	$113	$106	$125
Interest cost	26,263	27,975	27,734	2,192	2,165	2,315	806	880	960
Expected return on plan assets	(44,128)	(43,892)	(43,453)	—	—	—	(502)	(509)	(455)
Amortization of prior service cost/(credit)	(1,573)	548	1,134	563	562	616	63	132	83
Amortization of net loss/(gain)	10,250	7,325	3,702	1,194	769	886	(481)	(553)	(460)
Amortization of transition obligation	—	—	—	—	—	—	50	50	50
Net periodic benefit cost	$6,634	$8,045	$3,258	$5,190	$4,520	$4,885	$49	$106	$303

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$87,108	$20,743	$3,302	$3,663	$1,056	$236
Amortization of net (loss)/gain	(10,250)	(7,325)	(1,194)	(769)	481	553
Prior service cost/(credit)	—	(21,867)	—	—	—	—
Amortization of prior service cost/(credit)	1,573	(546)	(562)	(562)	(62)	(132)
Amortization of transition obligation	—	—	—	—	(50)	(50)
Total change in other comprehensive income for year	$78,431	$(8,995)	$1,546	$2,332	$1,425	$607

The estimated net (loss)/gain and prior service (cost)/credit for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(14.9) million and $1.6 million, respectively.  The estimated net loss/(gain) and prior service (cost)/credit for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(1.4) million and $(0.3) million, respectively.  The estimated net (loss)/gain for the other postretirement plan that will be amortized from accumulated OCI into net periodic benefit cost in 2012 is $0.2 million and prior service (cost)/credit and transition (obligation)/asset for the other postretirement plans are immaterial.
The aggregate expected contributions by the Company to fund the retirement plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $22.8 million, $6.1 million and $0.9 million, respectively.
As a result of the Patient Protection and Affordable Care Act of 2010, PSE recorded a one-time tax expense of $0.8 million during the three months ended March 31, 2010, related to a Medicare D subsidy that PSE receives.  These subsidies have been non-taxable in the past and will be subject to federal income taxes after 2012 as a result of the legislation.
As part of PSE’s contract with the International Brotherhood of Electrical Workers (IBEW) Local 77 union, which took effect September 1, 2010, the benefit calculation formula changed for Company employees covered by the contract.  IBEW represented employees hired after August 31, 2010 and employees not vested in a plan benefit as of July 31, 2010 participate in the cash balance formula of the retirement program, with any accrued benefit converted to a beginning cash balance account.  Employees who were vested in a plan benefit as of July 31, 2010 had a choice to convert to the cash balance formula or remain on a final average earnings formula based on qualified pay and years of service.  All employees accruing benefits under the cash balance formula receive the same investment plan match and Company contribution.  Effective December 1, 2010, the IBEW represented employees who accrue benefits under the cash balance formula receive a higher matching contribution and an additional Company contribution as compared to IBEW represented employees who are covered by the final average earnings formula.  These are the same formulas applied to non-union represented employees.  IBEW represented employees who were rehired after August 31, 2010, will accrue future benefits under the cash balance formula and will be able to elect to convert their prior benefits to the cash balance formula.  As a result of these changes to the IBEW contract, approximately 88.0% of the employees are in the cash balance formula and approximately 12.0% of the employees are in the final average earnings formula.

Assumptions
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits				SERP Pension Benefits				Other Benefits
Benefit Obligation Assumptions	2011	2010	2009		2011	2010	2009		2011	2010	2009
Discount rate [1]	4.75%	5.15%	5.75%		4.75%	5.15%	5.75%		4.75%	5.15%	5.75%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		7.50%	8.00%	7.50%
Benefit Cost Assumptions
Discount rate	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]
Rate of plan assets	7.75%	8.00%	8.25%		—	—	—		7.80%	7.80%	7.60%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		8.00%	8.50%	9.00%
_______________

1.	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

2.
6.50% is the benefit cost discount rate used by Puget Energy.  6.20% is the benefit cost discount rate use by PSE.  The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.

The assumed medical inflation rate used to determine benefit obligations is 7.5% in 2012 grading down to 4.90% in 2013.  A 1.0% change in the assumed medical inflation rate would have the following effects:

	2011		2010
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$97	$85	$97	$85
Effect on service and interest cost components	5	4	6	5

The Company has selected the expected return on plan assets based on a historical analysis of rates of return and the Company’s investment mix, market conditions, inflation and other factors.  The expected rate of return is reviewed annually based on these factors.  The Company’s accounting policy for calculating the market-related value of assets for the Company’s retirement plan is as follows.  PSE market-related value of assets is based on a five-year smoothing of asset gains/losses measured from the expected return on market-related assets.  This is a calculated value that recognizes changes in fair value in a systematic and rational manner over five years.  The same manner of calculating market-related value is used for all classes of assets, and is applied consistently from year to year.
Puget Energy’s pension and other postretirement benefits income or costs depend on several factors and assumptions, including plan design, timing and amount of cash contributions to the plan, earnings on plan assets, discount rate, expected long-term rate of return, mortality and health care costs trends.  Changes in any of these factors or assumptions will affect the amount of income or expense that Puget Energy records in its financial statements in future years and its projected benefit obligation.  Puget Energy has selected an expected return on plan assets based on a historical analysis of rates of return and Puget Energy’s investment mix, market conditions, inflation and other factors.  As required by merger accounting rules, market-related value was reset to market value effective with the merger.
The discount rates were determined by using market interest rate data and the weighted-average discount rate from Citigroup Pension Liability Index Curve.  The Company also takes into account in determining the discount rate the expected changes in market interest rates and anticipated changes in the duration of the plan liabilities.
The aggregate expected contributions and payments by the Company to fund the retirement plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $22.8 million, $6.1 million and $0.9 million, respectively.

Plan Benefits
The expected total benefits to be paid under the qualified pension plans for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$47,100	$37,300	$37,000	$38,000	$38,400	$208,800

The expected total benefits to be paid under the SERP for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$6,137	$1,889	$3,492	$3,284	$3,328	$18,652

The expected total benefits to be paid under the other benefits for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$1,354	$1,315	$1,259	$1,198	$1,231	$6,453
Total benefits without Medicare Part D subsidy	$1,778	$1,770	$1,739	$1,700	$1,652	$7,476

Plan Assets
Plan contributions and the actuarial present value of accumulated plan benefits are prepared based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change.  Due to uncertainties inherent in the estimations and assumptions process, changes in these estimates and assumptions in the near term may be material to the financial statements.
The Company has a Retirement Plan Committee that establishes investment policies, objectives and strategies designed to balance expected return with a prudent level of risk.  All changes to the investment policies are reviewed and approved by the Retirement Plan Committee prior to being implemented.
The Retirement Plan Committee invests trust assets with investment managers who have historically achieved above-median long-term investment performance within the risk and asset allocation limits that have been established.  Interim evaluations are routinely performed with the assistance of an outside investment consultant.  To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	32%	40%
Domestic small cap equity	0%	10%	15%
Non-U.S. equity	10%	20%	30%
Tactical asset allocation	0%	5%	10%
Fixed income	15%	23%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Plan Fair Value Measurements
Effective December 31, 2009, ASC 715, “Compensation – Retirement Benefits” (ASC 715) directs companies to provide additional disclosures about plan assets of a defined benefit pension or other postretirement plan.  The objectives of the disclosures are to disclose the following: (1) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (2) major categories of plan assets; (3) inputs and valuation techniques used to measure the fair value of plan assets; (4) effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period; and (5) significant concentrations of risk within plan assets.
In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures: Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The standard allows the reporting entity, as a practical expedient, to measure the fair value of investments that do not have readily determinable fair values on the basis of the net asset value per share of the investment if the net asset value of the investment is calculated in a matter consistent with ASC 946, “Financial Services – Investment Companies.”  The standard requires disclosures about the nature and risk of the investments and whether the investments are probable of being sold at amounts different from the net asset value per share.
The following table sets forth by level, within the fair value hierarchy, the qualified pension plan assets that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	As of December 31, 2011				As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity [1]	$48,382	$42,132	$—	$90,514	$54,298	$52,418	$—	$106,716
Domestic large cap equity [2]	124,303	29,547	—	153,850	144,431	28,376	—	172,807
Domestic small cap equity [3]	45,650	—	—	45,650	55,750	—	—	55,750
Total equities	218,335	71,679	—	290,014	254,479	80,794	—	335,273
Tactical asset allocation [4]	—	26,922	—	26,922	—	29,566	—	29,566
Fixed income securities [5]	106,573	580	—	107,153	102,314	1,982	—	104,296
Absolute return [6]	—	—	45,319	45,319	—	—	48,100	48,100
Cash and cash equivalents [7]	—	9,015	—	9,015	—	6,737	—	6,737
Subtotal	$324,908	$108,196	$45,319	$478,423	$356,793	$119,079	$48,100	$523,972
Net receivables				1,088				2,272
Accrued income				275				225
Total assets				$479,786				$526,469
_________________

1.
Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

2.
Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund.  Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

3.	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.

4.	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

5.
Fixed income securities consist of a mutual fund and corporate bonds.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The corporate bonds are valued using various valuation techniques such as matrix pricing.

6.
As of December 31, 2011 absolute return investments consist of two partnerships.  The partnerships are valued using the financial reports as of December 31, 2011.  These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.

7.
The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.

Level 3 Roll-Forward
The following table sets forth a reconciliation of changes in the fair value of the plan’s Level 3 assets for the years ended December 31, 2011 and 2010:

	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Partnership	Mutual Funds	Total	Partnership	Mutual Funds	Total
Balance at beginning of year	$35,481	$12,619	$48,100	$23,214	$23,012	$46,226
Additional investments	11,635	—	11,635	10,473	—	10,473
Distributions	—	(11,635)	(11,635)	—	(11,716)	(11,716)
Realized losses on distributions	—	(290)	(290)	—	(1,370)	(1,370)
Unrealized gains relating to instruments still held at the reporting date	(1,797)	599	(1,198)	1,794	2,693	4,487
Transferred out of level 3 [1]	—	(1,293)	(1,293)	—	—	—
Balance at end of year	$45,319	$—	$45,319	$35,481	$12,619	$48,100
_________________

1.	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value as of December 31, 2011 and 2010:

	Recurring Fair Value Measures			Recurring Fair Value Measures
	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund [1]	$7,137	$—	$7,137	$8,115	$—	$8,115
Cash equivalents [2]	—	130	130	—	173	173
Total assets	$7,137	$130	$7,267	$8,115	$173	$8,288
_______________

1.
This is a publicly traded balanced mutual fund.  The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.  The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.

2.
This consists of a deposit fund and a money market fund.  The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011.  The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.

Stock-based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Plans
Stock-based Compensation Plans

Prior to the merger on February 6, 2009, the Company granted equity awards, including stock awards, performance awards, stock options and restricted stock to officers and key employees of the Company under the Company’s Long-Term Incentive Plan (LTI Plan), approved by the shareholders in 2005.  Any shares awarded were either purchased on the open market or were a new issuance.  With the completion of the merger, all shares outstanding under the LTI Plan were fully vested and settled in cash to plan participants.  Puget Energy paid and recognized $14.5 million of merger expense in connection to the vesting of the LTI Plan shares.

Performance Share Grants
The Company generally awarded performance share grants annually under the LTI Plan to key employees which vested at the end of three years.  The number of shares awarded and the amount of expense recorded depended on Puget Energy’s performance as compared to other companies and service quality indices for customer service.  Compensation expense related to performance share grants was $9.6 million for 2009.

Performance shares activity from December 31, 2008 to February 5, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Total at December 31, 2008:	244,390	$25.65
Granted	—	—
Vested	(244,390)	25.65
Forfeited	—	—
Performance Shares Outstanding at February 5, 2009:	—	$—

Plan participants meeting the Company’s stock ownership guidelines could elect to be paid up to 50.0% of the share award in cash.  The portion of the performance share grants that could be paid in cash was classified and accounted for as a liability.  As a result, the compensation expense of these liability awards was recognized over the performance period based on the fair value (i.e. cash value) of the award, and was periodically updated based on expected ultimate cash payout.  Compensation cost recognized during the performance period for the liability portion of the performance grants was based on the closing price of the Company’s common stock on the date of measurement and the number of months of service rendered during the period.  The equity portion was valued based on the closing price of the Company’s common stock on the grant date.  In connection with the completion of the merger in 2009, all performance shares vested and the Company paid and recognized $9.6 million recorded in merger and related costs for such shares.

Stock Options
In 2002, Puget Energy’s Board of Directors granted 40,000 stock options under the LTI Plan and an additional 260,000 options outside the LTI Plan (for a total of 300,000 non-qualified stock options) to the former President and Chief Executive Officer.  These options could be exercised at the grant date market price of $22.51 per share and vested annually over four and five years, respectively.  The fair value of the stock option award was estimated at $3.33 per share on the date of grant using the Black-Scholes option valuation model.  The options were cancelled at the time of the merger and $2.3 million was paid in cash to the former President and Chief Executive Officer based on the terms of the merger agreement.

Restricted Stock
Restricted stock activity for the year ended December 31, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Restricted Stock Outstanding at December 31, 2008:	227,643	$24.64
Granted	—	—
Vested	(227,643)	24.64
Forfeited	—	—
Restricted Stock Outstanding at February 5, 2009:	—	$—

Compensation expense related to the restricted shares was $2.2 million for 2009.

Non-Employee Director Stock Plan
Prior to February 6, 2009, the Company had a non-employee director stock plan for all non-employee directors of Puget Energy and PSE.  An amended and restated plan was approved by shareholders in 2005.  Under the plan, non-employee directors received a portion of their quarterly retainer fees in Puget Energy stock except that 100.0% of quarterly retainers were paid in Puget Energy stock until the director held a number of shares equal in value to two years of their retainer fees.  Directors could choose to continue to receive their entire retainer in Puget Energy stock.  The compensation expense related to the director stock plan was $0.4 million in 2009.  The director stock plan was terminated on February 6, 2009 by action of the Board of Directors upon completion of the merger and outstanding shares thereunder were settled.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The details of income tax (benefit) expense are as follows:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Charged to operating expenses:
Current:
Federal	$785	$42,061	$(161,087)	$10,185
State	(50)	385	(988)	87
Deferred:
Federal	32,706	(38,717)	244,116	(1,275)
State	319	(1,248)	—	—
Total income tax expense	$33,760	$2,481	$82,041	$8,997

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Charged to operating expenses:
Current:
Federal	$653	$32,331	$(126,156)
State	—	385	(901)
Deferred:
Federal	76,369	(31,346)	194,701
State	1,095	(1,248)	—
Total income tax expense	$78,117	$122	$67,644

The following reconciliation compares pre-tax book income at the federal statutory rate of 35.0% to the actual income tax expense in the Statements of Income:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Income taxes at the statutory rate	$54,968	$11,477	$89,620	$7,613
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(13,871)	(5,870)
AFUDC excluded from taxable income	(22,861)	(9,970)	(5,326)	(1,771)
Capitalized interest	17,592	8,244	5,028	914
Utility plant differences	5,849	6,162	4,323	1,472
Tenaska gas contract	7,094	5,889	3,049	1,429
Transaction costs	—	—	201	5,544
Other - net	(5,572)	651	(983)	(334)
Total income tax expense	$33,760	$2,481	$82,041	$8,997
Effective tax rate	21.5%	7.6%	32.0%	41.4%

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Income taxes at the statutory rate	$98,783	$9,176	$79,414
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income	(22,861)	(9,970)	(7,097)
Capitalized interest	17,592	8,244	5,942
Utility plant differences	5,849	6,162	5,795
Tenaska gas contract	7,094	5,889	4,478
Other - net	(5,030)	593	(1,147)
Total income tax expense	$78,117	$122	$67,644
Effective tax rate	27.7%	0.5%	29.8%

The Company’s deferred tax liability at December 31, 2011 and 2010 is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	$1,051,822	$1,044,525

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Net operating loss carryforward	(50,281)	(105,140)
Pensions and other compensation	(63,234)	(31,312)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$1,003,435	$954,302

The above amounts have been classified in the Balance Sheets as follows:

Puget Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(101,934)	$(83,086)
Non-current deferred taxes	1,153,756	1,127,611
Total	$1,051,822	$1,044,525

Puget Sound Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(112,204)	$(80,215)
Non-current deferred taxes	1,115,639	1,034,517
Total	$1,003,435	$954,302

The Company calculates its deferred tax assets and liabilities under ASC 740, “Income Taxes” (ASC 740).  ASC 740 requires recording deferred tax balances, at the currently enacted tax rate, on assets and liabilities that are reported differently for income tax purposes than for financial reporting purposes.  The utilization of deferred tax assets requires sufficient taxable income in the future years.  ASC 740 requires a valuation allowance on deferred tax assets when it is more likely than not that the deferred tax asset will not be realized.  The Company’s PTC carryforwards expire from 2026 through 2031.  The Company’s net operating loss carryforwards expire from 2029 through 2030.
For ratemaking purposes, deferred taxes are not provided for certain temporary differences.  PSE has established a regulatory asset for income taxes recoverable through future rates related to those temporary differences for which no deferred taxes have been provided, based on prior and expected future ratemaking treatment.
The Company accounts for uncertain tax position under ASC 740, which clarifies the accounting for uncertainty in income taxes recognized in the financial statements.  ASC 740 requires the use of a two-step approach for recognizing and measuring tax positions taken or expected to be taken in a tax return.  First, a tax position should only be recognized when it is more likely than not, based on technical merits, that the position will be sustained upon challenge by the taxing authorities and taken by management to the court of last resort.  Second, a tax position that meets the recognition threshold should be measured at the largest amount that has a greater than 50.0% likelihood of being sustained.
As of December 31, 2011 and 2010, the Company had no material unrecognized tax benefits.  As a result, no interest or penalties were accrued for unrecognized tax benefits during the year.
For ASC 740 purposes, the Company has open tax years from 2006 through 2011.  The Company is under audit by the IRS for tax years 2006 and 2009.  The Company classifies interest as interest expense and penalties as other expense in the financial statements.

Litigation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Litigation Disclosure [Abstract]
Litigation
Litigation

Residential Exchange. The Northwest Power Act, through the Residential Exchange Program (REP), provides access to the benefits of low-cost federal hydroelectric power to residential and small farm customers of regional utilities, including PSE. The program is administered by the Bonneville Power Administration (BPA). Pursuant to agreements (including settlement agreements) between the BPA and PSE, the BPA has provided payments of REP benefits to PSE, which PSE has passed through to its residential and small farm customers in the form of electricity bill credits.
In 2007, the U.S. Court of Appeals for the Ninth Circuit ruled that REP agreements of the BPA with PSE and a number of other investor-owned utilities were inconsistent with the Northwest Power Act. Since that time, those investor-owned utilities, including PSE, the BPA and other parties have been involved in ongoing litigation at the Ninth Circuit relating to the amount of REP benefits paid to utilities, including PSE, for the fiscal year 2002 through fiscal year 2011 period and the amount of REP benefits to be paid going forward.
In July 2011, the BPA, PSE and a number of other parties entered into a settlement agreement that by its terms if upheld in its entirety would resolve the disputes between BPA and PSE regarding REP benefits paid for the fiscal year 2002-fiscal year 2011 period. In October 2011, certain other parties challenged BPA decisions with regard to its entering into this most recent settlement agreement. Pending disposition of this challenge, the other pending Ninth Circuit litigation regarding REP benefits for the fiscal year 2002 through fiscal year 2011 period has been stayed by the Ninth Circuit.
Due to the pending and ongoing proceedings, PSE is unable to reasonably estimate any amounts of REP payments - either to be recovered by the BPA or to be paid for any future periods to PSE - and is unable to determine the impact, if any, these proceedings and litigation may have on PSE. However, the Company believes it is unlikely that any unfavorable outcome would have a material adverse effect on PSE because REP benefits received by PSE are passed through to PSE's residential and small farm customers.

Pacific Northwest Refund Proceeding. In October 2000, PSE filed a complaint with the FERC (Docket No. EL01-10) against “all jurisdictional sellers” in the Pacific Northwest seeking prospective price caps consistent with any result the FERC ordered for the California markets. The FERC issued an order including price caps in July 2001, and PSE moved to dismiss the proceeding. In response to PSE's motion, various entities intervened and sought to convert PSE's complaint into one seeking retroactive refunds in the Pacific Northwest. The FERC rejected that effort, after holding what the FERC referred to as a “preliminary evidentiary hearing” before an administrative law judge. On October 3, 2011, after appellate reviews, the FERC issued an Order on Remand and set the matter for hearing before an administrative law judge, but first requiring the parties to engage in settlement talks that began in the fall of 2011 and are ongoing. On July 2, 2012 PSE and one of the parties to the refund proceeding (Tacoma) filed a settlement as to Tacoma's claims against PSE, under which PSE will pay Tacoma for a full release. Seattle City Light and the Port of Seattle are the other parties that have asserted claims against PSE. PSE cannot predict whether settlement with those parties can be achieved. The hearing as to all unresolved claims is expected to begin in April 2013. PSE has not taken any reserve on this matter as it believes it has no exposure, and intends to vigorously defend its position but is unable to predict the outcome of this matter.

Other Proceedings. The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business. The Company has recorded reserves of $3.6 million and $2.6 million relating to these claims as of June 30, 2012 and 2011, respectively.

Litigation

Residential Exchange
The Northwest Power Act, through the Residential Exchange Program (REP), provides access to the benefits of low-cost federal hydroelectric power to residential and small farm customers of regional utilities, including PSE.  The program is administered by the Bonneville Power Administration (the BPA).  Pursuant to agreements (including settlement agreements) between the BPA and PSE, the BPA has provided payments of REP benefits to PSE, which PSE has passed through to its residential and small farm customers in the form of electricity bill credits.
In 2007, the U.S. Court of Appeals for the Ninth Circuit ruled that REP agreements of the BPA with PSE and a number of other investor-owned utilities were inconsistent with the Northwest Power Act.  Since that time, those investor-owned utilities, including PSE, the BPA and other parties have been involved in ongoing litigation at the Ninth Circuit relating to the amount of REP benefits paid to utilities, including PSE, for the period fiscal year 2002 through fiscal year 2011 and the amount of REP benefits to be paid going forward.
In July 2011, the BPA, PSE and a number of other parties entered into a settlement agreement that by its terms if upheld in their entirety would resolve the disputes between BPA and PSE regarding REP benefits paid for the period fiscal year 2002-fiscal year 2011.  In October 2011, certain other parties challenged BPA decisions with regard to its entering into this most recent settlement agreement.  Pending disposition of this challenge, the other pending Ninth Circuit litigation regarding REP benefits for the period fiscal year 2002 through fiscal year 2011 has been stayed by the Ninth Circuit.
Due to the pending and ongoing proceedings, PSE is unable to reasonably estimate any amounts of REP payments – either to be recovered by the BPA or to be paid for any future periods to PSE – and is unable to determine the impact, if any, these proceedings and litigation may have on PSE.  However, it is unlikely that any unfavorable outcome would have a material adverse effect on PSE because REP benefits received by PSE are passed through to PSE's residential and small farm customers.

Pacific Northwest Refund Proceeding
In October 2000, PSE filed a complaint with the FERC (Docket No. EL01-10) against “all jurisdictional sellers” in the Pacific Northwest seeking prospective price caps consistent with any result the FERC ordered for the California markets.  The FERC issued an order including price caps in July 2001, and PSE moved to dismiss the proceeding.  In response to PSE’s motion, various entities intervened and sought to convert PSE’s complaint into one seeking retroactive refunds in the Pacific Northwest.  The FERC rejected that effort, after holding what the FERC referred to as a “preliminary evidentiary hearing” before an administrative law judge.  On October 3, 2011, after appellate reviews, the FERC issued an Order on Remand and set the matter for hearing before an administrative law judge, but first requiring the parties to engage in settlement talks that began in the fall of 2011 and are ongoing.  As such, the hearing date itself is not known.  PSE has not taken any reserve on this matter as it believes it has no exposure, and intends to vigorously defend its position but is unable to predict the outcome of this matter.

Other Proceedings
The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business.  The Company has recorded a total of $3.8 million and $3.1 million relating to these claims as of December 31, 2011 and 2010, respectively.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities

In accordance with ASC 810, “Consolidation” (ASC 810), a business entity that has a controlling financial interest in a variable interest entity (VIE) should consolidate the VIE in its financial statements.  A primary beneficiary of a VIE is the variable interest holder that has both the power to direct matters that significantly impact the activities of the VIE and has the obligation to absorb losses or the right to receive benefits.  The Company enters into a variety of contracts for energy with other counterparties and evaluates all contracts to determine if they are variable interests.  The Company’s variable interests primarily arise through power purchase agreements where it is required to buy all or a majority of generation from a plant at rates set forth in the agreement.
The Company evaluated its power purchase agreements and determined it was not the primary beneficiary of any VIEs.  The Company had previously disclosed two potentially significant variable interests in prior periods; both entities were qualifying facilities contracts that expired at the end of 2011.  The Company requested information from the relevant entities; however, they refused to provide the necessary information, as they were not required to do so under their contracts.  However, if the variable interests had been determined to be VIEs, the Company concluded it would not have been the primary beneficiary of these entities based on available information and it had no exposure to loss on these contracts.  For the years ended December 31, 2011, 2010 and 2009, the Company’s purchased power expense for these entities was $175.9 million, $190.3 million and $181.2 million, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

For the year ended December 31, 2011, approximately 24.2% of the Company’s energy output was obtained at an average cost of approximately $0.015 per kilowatt hour (kWh) through long-term contracts with three of the Washington Public Utility Districts (PUDs) that own hydroelectric projects on the Columbia River.  The purchase of power from the Columbia River projects is on a pro rata share basis under which the Company pays a proportionate share of the annual debt service, operating and maintenance costs and other expenses associated with each project in proportion to the contractual shares that PSE obtains from that project.  In these instances, PSE’s payments are not contingent upon the projects being operable; therefore, PSE is required to make the payments even if power is not delivered.  These projects are financed through substantially level debt service payments and their annual costs should not vary significantly over the term of the contracts unless additional financing is required to meet the costs of major maintenance, repairs or replacements, or license requirements.  The Company’s share of the costs and the output of the projects is subject to reduction due to various withdrawal rights of the PUDs and others over the contract lives.
The following table summarizes the Company’s estimated payment obligations for power purchases from the Columbia River projects, contracts with other utilities and contracts under non-utility generators under the Public Utility Regulatory Policies Act.  These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Columbia River projects	$72,634	$71,336	$73,039	$74,888	$74,407	$683,436	$1,049,740
Other utilities	135,481	75,994	52,432	47,982	40,544	264,981	617,414
Non-utility generators	2,814	3,555	4,277	5,227	2,981	—	18,854
Total	$210,929	$150,885	$129,748	$128,097	$117,932	$948,417	$1,686,008

Total purchased power contracts provided the Company with approximately 8.5 million, 8.2 million and 8.3 million megawatt hours (MWh) of firm energy at a cost of approximately $391.8 million $420.6 million and $363.3 million for the years 2011, 2010 and 2009, respectively.
The Company has natural gas-fired generation facility obligations for natural gas supply amounting to an estimated $33.3 million in 2012.  Longer term agreements for natural gas supply amount to an estimated $340.4 million for 2013 through 2029.
PSE enters into short-term energy supply contracts to meet its core customer needs.  These contracts are sometimes classified as NPNS, however in most cases recorded at fair value in accordance with ASC 815.  Commitments under these contracts are $200.5 million, $92.5 million and $25.2 million in 2012, 2013 and 2014, respectively.

Natural Gas Supply Obligations
The Company has also entered into various firm supply, transportation and storage service contracts in order to ensure adequate availability of natural gas supply for its firm customers.  Many of these contracts, which have remaining terms from less than one year to 34 years, provide that the Company must pay a fixed demand charge each month, regardless of actual usage.  The Company contracts for its long-term natural gas supply on a firm basis, which means the Company has a 100% daily take obligation and the supplier has a 100% daily delivery obligation to ensure service to PSE’s customers and generation requirements.  The Company incurred demand charges in 2011 for firm natural gas supply, firm transportation service and firm storage and peaking service of $0.1 million, $142.8 million and $6.5 million, respectively.  The Company incurred demand charges in 2011 for firm transportation and firm storage service for the natural gas supply for its combustion turbines in the amount of $32.3 million, which is included in the total Company demand charges.
The following table summarizes the Company’s obligations for future demand charges through the primary terms of its existing contracts.  The quantified obligations are based on the FERC authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Firm transportation service	$142,586	$138,528	$134,357	$126,484	$122,375	$595,779	$1,260,109
Firm storage service	8,822	4,134	1,574	1,574	1,574	6,225	23,903
Total	$151,408	$142,662	$135,931	$128,058	$123,949	$602,004	$1,284,012

Service Contracts
The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Energy production service contracts [1]	$28,815	$24,968	$25,873	$31,843	$10,437	$53,669	$175,605
Information technology service contracts	22,374	13,951	—	—	—	—	36,325
Automated meter reading system 2	19,340	20,513	21,161	21,897	14,198	109,069	206,178
Total	$70,529	$59,432	$47,034	$53,740	$24,635	$162,738	$418,108
_______________

1.
Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.

2.	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.

Surety Bond
The Company has a self-insurance surety bond in the amount of $3.7 million, which expires on July 1, 2012 and is renewed annually, guaranteeing compliance with the Industrial Insurance Act (workers’ compensation) and eight self-insurer’s pension bonds totaling $1.2 million.

Environmental Remediation
The Company is subject to environmental laws and regulations by the federal, state and local authorities and is required to undertake certain environmental investigative and remedial efforts as a result of these laws and regulations.  The Company has been named by the Environmental Protection Agency (EPA), the Washington State Department of Ecology and/or other third parties as potentially responsible at several contaminated sites and manufactured gas plant sites.  PSE has implemented an ongoing program to test, replace and remediate certain underground storage tanks (UST) as required by federal and state laws.  The UST replacement component of this effort is finished, but PSE continues its work remediating and/or monitoring relevant sites.  During 1992, the Washington Commission issued orders regarding the treatment of costs incurred by the Company for certain sites under its environmental remediation program.  The orders authorize the Company to accumulate and defer prudently incurred cleanup costs paid to third parties for recovery in rates established in future rate proceedings, subject to Washington Commission review.  The Washington Commission consolidated the gas and electric methodological approaches to remediation and deferred accounting in an order issued October 8, 2008.  Per the guidance of ASC 450, “Contingencies,” the Company reviews its estimated future obligations and adjusts loss reserves quarterly.  Management believes it is probable and reasonably estimable that the impact of the potential outcomes of disputes with certain property owners and other potentially responsible parties will result in environmental remediation costs ranging from $39.1 million to $57.3 million for gas and from $8.2 million to $27.9 million for electric.  The Company does not consider any amounts within those ranges as being a better estimate and has therefore accrued $39.1 million and $8.2 million for gas and electric, respectively.  The Company believes a significant portion of its past and future environmental remediation costs are recoverable from insurance companies, from third parties or from customers under a Washington Commission order.  For the year ended December 31, 2011, the Company incurred deferred electric and natural gas environmental costs of $9.6 million and $5.5 million, net of insurance proceeds, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

On June 1, 2006, PSE entered into a revolving credit facility with Puget Energy in the form of a Demand Promissory Note (Note).  Through the Note, PSE may borrow up to $30.0 million from Puget Energy, subject to approval by Puget Energy.  Under the terms of the Note, PSE pays interest on the outstanding borrowings based on the lowest of the weighted-average interest rate of PSE’s outstanding commercial paper interest rate or PSE’s senior unsecured revolving credit facility.  Absent such borrowings, interest is charged at one-month LIBOR plus 0.25%.  At December 31, 2011 and December 31, 2010, the outstanding balance of the Note was $30.0 million and $22.6 million, respectively, and the interest rate was 1.6% and 1.1%, respectively.  The outstanding balance and the related interest under the Note are eliminated by Puget Energy upon consolidation of PSE’s financial statements.  The $30.0 million credit facility with Puget Energy was unaffected by the merger.
On June 3, 2011, Puget Energy issued $500.0 million of senior secured notes.  Macquarie Capital (USA) Inc. acted as a co-manager and underwriter of this issue.  Net proceeds of $484.0 million from these notes were used to repay a portion of the outstanding $782.0 million term-loan.  Puget Energy’s term-loan and credit facility for funding capital expenditures both mature in February 2014, contain similar terms and conditions and are syndicated among numerous committed banks and other financial institutions.  One of these banks is Macquarie Bank Limited, which as of December 31, 2011 had commitments of $6.9 million under the term-loan and $50.6 million under the capital expenditure credit facility.  Concurrent with the borrowings under these credit agreements, Puget Energy entered into several interest rate swap instruments to hedge volatility associated with these two loans.  Two of the swap instruments were entered into with Macquarie Bank Limited with a total notional amount of $444.9 million.  On June 3, 2011 Puget Energy settled one of the swaps with a notional amount of $77.4 million, while the other swap instrument, with a notional amount of $367.5 million remains outstanding as of December 31, 2011.

Fair Value of Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Fair Value of Intangible Assets
Fair Value of Intangible Assets

At the time of merger, Puget Energy recorded the fair value of its intangible assets in accordance with ASC 360, “Property, Plant, and Equipment,” (ASC 360).  The fair value assigned to the power contracts was determined using an income approach comparing the contract rate to the market rate for power over the remaining period of the contracts incorporating nonperformance risk.  Management also incorporated certain assumptions related to quantities and market presentation that it believes market participants would make in the valuation.  The fair value of the power contracts is amortized as the contracts settle.  ASC 360 requires long-lived assets to be tested for impairment on an on-going basis, whenever events or circumstances would more likely than not reduce the fair value of the long-lived assets below its carrying value.  One such triggering event is a significant decrease in market price.
Puget Energy completed a valuation and impairment test as of December 31, 2011 for long-term power purchase contracts.  The valuation indicated impairment to two of the purchased power contracts, the WNP-3 BPA Exchange Power contract and the Rock Island hydro contract.  As of December 31, 2011, the carrying value for the WNP-3 BPA intangible asset contract was $1.9 million but its fair value on a discounted basis was less than zero thereby requiring a full write-off of the intangible asset with a corresponding reduction in the regulatory liability.  The carrying value for Rock Island intangible asset contract was $44.9 million and its fair value on a discounted basis was determined to be $9.8 million thereby requiring a $35.1 million write-off of the intangible asset with a corresponding reduction in the regulatory liability.
Puget Energy completed a valuation and impairment test as of December 31, 2010 for long-term power purchase contracts and SO2 emission allowance assets.  The carrying value of Puget Energy’s power contracts and SO2 emission allowances as of December 31, 2010 was approximately $864.7 million and $7.9 million, respectively.  The excess of the carrying value over the fair value of the power contracts was $105.8 million which was written-off against regulatory liabilities at December 31, 2010.  The excess of the carrying value over the fair value of the SO2 emissions was $7.9 million which was expensed at December 31, 2010.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
Segment Information

Puget Energy operates one business segment referred to as the regulated utility segment.  The regulated utility segment includes the account receivables securitization program which was terminated during the merger.  Puget Energy’s regulated utility operation generates, purchases and sells electricity and purchases, transports and sells natural gas.  The service territory of PSE covers approximately 6,000 square miles in the state of Washington.
Non-utility business segment includes two PSE subsidiaries and Puget Energy, and is described as Other.  The PSE subsidiaries are a real estate investment and development company and a holding company for a small non-utility wholesale generator which was sold in 2010.  Reconciling items between segments are not significant.
Effective February 6, 2009, all merger related fair value adjustments were retained in Puget Energy.  Accordingly, only the financial statements of Puget Energy were adjusted to reflect the purchase accounting.  Prior to the merger, the business segment financial statements for Puget Energy and PSE were the same.

	Year Ended December 31, 2011
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,105	$(340)	$3,318,765
Depreciation and amortization	371,977	1	371,978
Income tax (benefit) expense	91,464	(57,704)	33,760
Operating income	477,730	(2,790)	474,940
Interest charges, net of AFUDC	210,463	131,498	341,961
Net income	228,908	(105,618)	123,290
Total assets	10,648,493	1,736,217	12,384,710
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Year Ended December 31, 2011
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,106	$697	$3,319,803
Depreciation and amortization	371,977	1	371,978
Income tax expense	78,451	(334)	78,117
Operating income	431,553	(510)	431,043
Interest charges, net of AFUDC	201,467	—	201,467
Net income	204,740	(620)	204,120
Total assets	10,042,263	43,284	10,085,547
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Year Ended December 31, 2010
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,934	$283	$3,122,217
Depreciation and amortization	364,205	1	364,206
Income tax (benefit) expense	35,905	(33,424)	2,481
Operating income	310,130	(1,896)	308,234
Interest charges, net of AFUDC	220,922	86,088	307,010
Net income	92,927	(62,616)	30,311
Total assets	10,180,532	1,748,804	11,929,336
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

	Year Ended December 31, 2010
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,935	$282	$3,122,217
Depreciation and amortization	364,204	2	364,206
Income tax (benefit) expense	60	62	122
Operating income	207,647	(56)	207,591
Interest charges, net of AFUDC	220,854	—	220,854
Net income	26,358	(263)	26,095
Total assets	9,260,675	50,109	9,310,784
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

	Successor February 6, 2009 - December 31, 2009		Predecessor January 1, 2009 - February 5, 2009		Year Ended December 31, 2009
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Regulated Utility	Other	Total
Revenue	$2,921,550	$3,598	$403,713	$—	$3,328,861
Depreciation and amortization	305,904	39	26,742	—	332,685
Income tax (benefit) expense	113,241	(31,200)	10,537	(1,540)	91,038
Operating income	477,082	(2,219)	55,830	(20,420)	510,273
Interest charges, net of AFUDC	176,858	79,953	16,966	(25)	273,752
Net income	229,973	(55,958)	31,611	(18,855)	186,771
Total assets	10,117,563	1,782,577	8,507,548	87,288	11,900,140
Construction expenditures - excluding equity AFUDC	726,157	—	49,531	—	775,688

	Year Ended December 31, 2009
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,325,263	$3,238	$3,328,501
Depreciation and amortization	332,646	206	332,852
Income tax (benefit) expense	69,890	(2,246)	67,644
Operating income	387,652	(4,517)	383,135
Interest charges, net of AFUDC	202,527	—	202,527
Net income	161,508	(2,256)	159,252
Total assets	8,765,189	51,382	8,816,571
Construction expenditures - excluding equity AFUDC	775,688	—	775,688

Other	6 Months Ended
Jun. 30, 2012
Other [Abstract]
Other Material Items [Text Block]
Other

Bond Issuances. On June 15, 2012, Puget Energy issued $450.0 million of senior secured notes. The notes are secured by substantially all of Puget Energy's assets, which consist primarily of the equity interests it holds in PSE. The notes mature on July 15, 2022 and have an interest rate of 5.625%. Net proceeds from the note offering were used by Puget Energy to pay down $425.0 million of the $859.0 million balance outstanding on a five-year $1.0 billion revolving senior secured credit facility put in place in February 2012. As of June 30, 2012, the balance on the senior secured credit facility was $434.0 million.

Allowance for Funds Used During Construction (AFUDC).  AFUDC represents the cost of both debt and equity funds used to finance utility plant additions during the construction period.  The amount of AFUDC recorded in each accounting period varies depending principally upon the level of construction work in progress and the AFUDC rate used.  AFUDC is capitalized as a part of the cost of utility plant and is credited to interest expense and as a non-cash item to other income.  Cash inflow related to AFUDC does not occur until these charges are reflected in rates.
The AFUDC rates authorized by the Washington Commission for natural gas and electric utility plant additions is 7.8% which was effective May 14, 2012.
The Washington Commission authorized the Company to calculate AFUDC using its allowed rate of return.  To the extent amounts calculated using this rate exceed the AFUDC calculated rate using the FERC formula, PSE capitalizes the excess as a deferred asset, crediting other income.  The deferred asset is amortized over the average useful life of PSE’s non-project electric utility plant, which is approximately 30 years.
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305

SUPPLEMENTAL QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Supplemental Quarterly Financial Data
SUPPLEMENTAL QUARTERLY FINANCIAL DATA

The following unaudited amounts, in the opinion of the Company, include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the results of operations for the interim periods.  Quarterly amounts vary during the year due to the seasonal nature of the utility business.

Puget Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$732,675	$597,776	$968,721
Operating income	218,145	114,693	20,663	121,439
Net income (loss)	107,431	5,035	(36,470)	47,294

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	45,403	71,726	(2,184)	193,289
Net income	(19,191)	3,663	(37,899)	83,738

Puget Sound Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$733,364	$597,776	$969,070
Operating income	190,436	107,380	17,198	116,029
Net income (loss)	103,439	50,913	(9,107)	58,875

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	(4,984)	48,794	(16,593)	180,374
Net income	(38,274)	507	(29,559)	93,421

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I: Condensed Financial Information of Puget Energy
SCHEDULE I:  CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY

Puget Energy
Condensed Statements of Income
(Dollars in Thousands)

			Successor	Predecessor
	Year Ended December 31,		February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
	2011	2010
Equity in earnings of subsidiary [1]	$228,288	$92,700	$231,978	$31,611
Non-utility expense and other	(2,280)	(1,895)	(1,526)	(4)
Merger and related costs	—	—	(2,731)	(20,416)
Other income (deductions):
Charitable foundation contributions	—	—	(5,000)	—
Unhedged interest rate derivative expense	(28,601)	(7,955)	—	—
Interest income	215	260	240	25
Interest expense	(131,702)	(86,304)	(80,193)	—
Income taxes	57,370	33,505	31,247	1,540
Net income	$123,290	$30,311	$174,015	$12,756
_______________

1
Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

See accompanying notes to the consolidated financial statements.

Puget Energy
Condensed Balance Sheets
(Dollars in Thousands)

	December 31,
	2011	2010
Assets:
Investment in subsidiaries [1]	$3,314,195	$3,063,356
Other property and investments:
Goodwill	1,656,513	1,656,513
Current assets:
Cash	6,224	237
Receivables from affiliates [2]	30,291	23,509
Income taxes	—	14,069
Deferred income taxes	8,824	10,516
Total current assets	45,339	48,331
Long-term assets:
Deferred income taxes	117,110	71,967
Other	13,544	8,267
Total long-term assets	130,654	80,234
Total assets	$5,146,701	$4,848,434
Capitalization and liabilities:
Common equity	$3,300,923	$3,322,912
Long-term debt	1,779,844	1,463,039
Total capitalization	5,080,767	4,785,951
Current liabilities:
Interest	13,525	4,480
Unrealized loss on derivative instruments	25,210	30,047
Total current liabilities	38,735	34,527
Long-term liabilities:
Unrealized loss on derivative instruments	27,199	27,956
Total long-term liabilities	27,199	27,956
Total capitalization and liabilities	$5,146,701	$4,848,434
_______________

1	Investment in subsidiaries for successor include Puget Energy business combination accounting adjustments under ASC 805 that are recorded at Puget Energy

2	Eliminated in consolidation.

See accompanying notes to the consolidated financial statements.
Puget Energy
Condensed Statements of Cash Flows
(Dollars in Thousands)

			Successor	Predecessor
	Year Ended December 31,		February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
	2011	2010
Operating activities:
Net income	$123,290	$30,311	$174,015	$12,756
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Unrealized gain on derivative instruments	33,549	(3,599)	—	—
Deferred income taxes and tax credits - net	(57,151)	(52,364)	(7,886)	—
Equity in earnings of subsidiary [1]	(228,288)	(92,700)	(231,978)	(31,611)
Other	12,837	18,169	3,153	(14)
Dividends received from subsidiaries	212,875	186,733	183,071	—
Accounts receivable	618	(891)	—	—
Income taxes	14,069	20,601	(21,951)	(1,539)
Accounts payable	—	(48)	(88,912)	—
Affiliated payables	—	—	—	20,015
Accrued interest	9,045	(926)	5,406	—
Net cash provided by (used in) operating activities	120,844	105,286	14,918	(393)
Investing activities:
Investment in subsidiaries	(287,000)	—	(25,960)	—
(Increase) decrease in loan to subsidiaries	(7,400)	300	2,828	346
Net cash provided by (used in) investing activities	(294,400)	300	(23,132)	346
Financing activities:
Dividends paid	(117,441)	(104,311)	(121,178)	—
Issuance of bond	787,000	450,000	50,211	—
Redemption of term-loan	(484,000)	(443,000)	—	—
Issue costs	(6,016)	(8,157)	(6,428)	—
Net cash provided by (used in) by financing activities	179,543	(105,468)	(77,395)	—
Increase (decrease) in cash	5,987	118	(85,609)	(47)
Cash at beginning of year	237	119	85,728	57
Cash at end of year	$6,224	$237	$119	$10
_______________

1
Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

See accompanying notes to the consolidated financial statements.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts and Reserves
SCHEDULE II: VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Puget Energy (Dollars in Thousands)	Balance At Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance At End Of Period
Year Ended December 31, 2011
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$9,784	$18,449	$19,738	$8,495
Year Ended December 31, 2010
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$8,094	$23,875	$22,185	$9,784
Successor Period from February 6, 2009 to December 31, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$—	$25,378	$17,284	$8,094
Predecessor Period from January 1, 2009 to February 5, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$6,392	$1,285	$7,677	$—

Puget Sound Energy (Dollars in Thousands)	Balance At Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance At End Of Period
Year Ended December 31, 2011
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$9,784	$18,449	$19,738	$8,495
Year Ended December 31, 2010
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$8,094	$23,875	$22,185	$9,784
Year Ended December 31, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$6,392	$20,220	$18,518	$8,094

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Puget Energy, Inc. (Puget Energy) is an energy services holding company that owns Puget Sound Energy, Inc. (PSE).  PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering 6,000 square miles, primarily in the Puget Sound region.  Following the merger with Puget Holdings LLC (Puget Holdings) on February 6, 2009, Puget Energy is an indirect wholly-owned subsidiary of Puget Holdings.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiary, PSE.  PSE’s consolidated financial statements include the accounts of PSE and its subsidiaries.  Puget Energy and PSE are collectively referred to herein as “the Company.”  The consolidated financial statements are presented after elimination of all significant intercompany items and transactions.  PSE’s consolidated financial statements continue to be accounted for on a historical basis and do not include any purchase accounting adjustments.  Certain prior year amounts in the consolidated statements of cash flows have been reclassified to conform to current year presentation.
The consolidated financial statements contained in this Form 10-Q are unaudited.  In the respective opinions of the management of Puget Energy and PSE, all adjustments necessary for a fair statement of the results for the interim periods have been reflected and were of a normal recurring nature.  These consolidated financial statements should be read in conjunction with the audited financial statements (and the Combined Notes thereto) included in the combined Puget Energy and PSE Annual Report on Form 10-K for the year ended December 31, 2011.
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Basis of Presentation
Puget Energy, Inc. (Puget Energy) is an energy services holding company that owns Puget Sound Energy, Inc. (PSE).  PSE is a public utility incorporated in the state of Washington that furnishes electric and natural gas services in a territory covering 6,000 square miles, primarily in the Puget Sound region.  On February 6, 2009, Puget Holdings LLC (Puget Holdings), a consortium of long-term infrastructure investors, completed its merger with Puget Energy.  As a result of the merger, all of Puget Energy’s common stock is indirectly owned by Puget Holdings.  The acquisition of Puget Energy was accounted for in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, “Business Combinations” (ASC 805), as of the date of the merger.  ASC 805 requires the acquirer to recognize and measure identifiable assets acquired and liabilities assumed at fair value as of the merger date.  Puget Energy’s consolidated financial statements and accompanying footnotes have been segregated to present pre-merger activity as the “Predecessor” Company and post-merger activity as the “Successor” Company.
The consolidated financial statements of Puget Energy reflect the accounts of Puget Energy and its subsidiary, PSE.  PSE’s consolidated financial statements include the accounts of PSE and its subsidiaries.  Puget Energy and PSE are collectively referred to herein as “the Company.”  The consolidated financial statements are presented after elimination of all significant intercompany items and transactions.  PSE’s consolidated financial statements continue to be accounted for on a historical basis and PSE’s financial statements do not include any ASC 805 purchase accounting adjustments.  The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Utility Plant
Utility Plant
PSE capitalizes, at original cost, additions to utility plant, including renewals and betterments.  Costs include indirect costs such as engineering, supervision, certain taxes, pension and other employee benefits and an Allowance For Funds Used During Construction (AFUDC).  Replacements of minor items of property and major maintenance are included in maintenance expense when the utility plant is retired and removed from service, the original cost of the property is charged to accumulated depreciation and costs associated with removal of the property, less salvage, are charged to the cost of removal regulatory liability.
Puget Energy remeasured the carrying amount of utility plant to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same capitalization policy for utility plan additions as PSE.

Non-Utility Property, Plant and Equipment
Non-Utility Property, Plant and Equipment
For PSE, the costs of other property, plant and equipment are stated at historical cost.  Expenditures for refurbishment and improvements that significantly add to productive capacity or extend useful life of an asset are capitalized.  Replacement of minor items is expensed on a current basis.  Gains and losses on assets sold or retired are reflected in earnings.
For Puget Energy, the carrying amount of non-utility property, plant and equipment was remeasured to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same capitalization policy for non-utility property, plant and equipment as PSE.

Depreciation and Amortization
Depreciation and Amortization
For financial statement purposes, the Company provides for depreciation and amortization on a straight-line basis.  Amortization is recorded for intangibles such as regulatory assets and liabilities, computer software and franchises.  The depreciation of automobiles, trucks, power-operated equipment, tools and office equipment is allocated to asset and expense accounts based on usage.  The annual depreciation provision stated as a percent of a depreciable electric utility plant was 2.7%, 2.7% and 2.6% in 2011, 2010 and 2009, respectively; depreciable gas utility plant was 3.5%, 3.6% and 3.6% in 2011, 2010 and 2009, respectively; and depreciable common utility plant was 11.3%, 11.8% and 9.6% in 2011, 2010 and 2009, respectively.  Depreciation on other property, plant and equipment is calculated primarily on a straight-line basis over the useful lives of the assets.  The cost of removal is collected from PSE’s customers through depreciation expense and any excess is recorded as a regulatory liability.

Goodwill
Goodwill
On February 6, 2009, Puget Holdings completed its merger with Puget Energy.  Puget Energy remeasured the carrying amount of all its assets and liabilities to fair value, which resulted in recognition of approximately $1.7 billion in goodwill.  ASC 350, “Intangibles - Goodwill and Other” (ASC 350), requires that goodwill be tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  These events or circumstances could include a significant change in the Company’s business or regulatory outlook, legal factors, a sale or disposition of a significant portion of a reporting unit or significant changes in the financial markets which could influence the Company’s access to capital and interest rates.  Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units and the determination of the fair value of the reporting units.  Management has determined Puget Energy has only one reporting unit.
The goodwill recorded by Puget Energy represents the potential long-term return to the Company’s investors.  Goodwill is tested for impairment annually using a two-step process.  The first step compares the carrying amount of the reporting unit with its fair value, with a carrying value higher than fair value indicating potential impairment.  If the first step test fails, the second step is performed.  This would entail a full valuation of Puget Energy’s assets and liabilities and comparing the valuation to its carrying amounts, with the aggregate difference indicating the amount of impairment.  Goodwill of a reporting unit is required to be tested for impairment on an interim basis if an event occurs or circumstances change that would cause the fair value of a reporting unit to fall below its carrying amount.
Puget Energy conducted its annual impairment test in 2011 using an October 1, 2011 measurement date.  The fair value of Puget Energy’s reporting unit was estimated using both discounted cash flow and market approach.  Such approaches are considered methodologies that market participants would use.  This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of long-term rate of growth for Puget Energy business, estimation of the useful life over which cash flows will occur, the selection of utility holding companies determined to be comparable to Puget Energy and determination of an appropriate weighted-average cost of capital or discount rate.  The market approach estimates the fair value of the business based on market prices of stocks of comparable companies engaged in the same or similar lines of business.  In addition, indications of market value are estimated by deriving multiples of equity or invested capital to various measures of revenue, earnings or cash flow.  Changes in these estimates and or assumptions could materially affect the determination of fair value and goodwill impairment of the reporting unit.  Based on the test performed, management has determined that there was no indication of impairment of Puget Energy’s goodwill as of October 1, 2011.  There were no events or circumstances from the date of the assessment through December 31, 2011 that would impact management’s conclusion.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with original maturities of three months or less at the time of purchase.  The cash and cash equivalents balance at Puget Energy was $37.2 million and $36.6 million as of December 31, 2011 and 2010, respectively.  The 2011 and 2010 balance consisted of cash equivalents, which are reported at cost and approximates fair value, and were $16.8 million and $20.6 million, respectively.

Restricted Cash
Restricted Cash
Restricted cash represents cash to be used for specific purposes.  The restricted cash balance was $4.2 million and $5.5 million at December 31, 2011 and 2010, respectively.  The restricted cash included $0.7 million, in both 2011 and 2010, which represents funds held by Puget Western, Inc., a PSE subsidiary, for a real estate development project.  As of December 31, 2011, other restricted cash includes $2.0 million in a Benefit Protection Trust and $1.5 million in other restricted cash accounts.

Materials and Supplies
Materials and Supplies
Materials and supplies are used primarily in the operation and maintenance of electric and natural gas distribution and transmission systems as well as spare parts for combustion turbines used for the generation of electricity.  PSE records these items at weighted-average cost.
Puget Energy remeasured the carrying amount of materials and supplies to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same policy for recording materials and supplies as PSE.

Fuel and Gas Inventory
Fuel and Gas Inventory
Fuel and gas inventory is used in the generation of electricity and for future sales to the Company’s natural gas customers.  Fuel inventory consists of coal, diesel and natural gas used for generation.  Gas inventory consists of natural gas and liquefied natural gas (LNG) held in storage for future sales.  PSE records these items at the lower of cost or market value using the weighted-average cost method.
For Puget Energy, the carrying amount of fuel and gas inventory was remeasured to fair value on February 6, 2009, as a result of purchase accounting adjustments.  After February 6, 2009, Puget Energy follows the same policy for recording additional inventory as PSE.

Regulatory Assets and Liabilities
Regulatory Assets and Liabilities
PSE accounts for its regulated operations in accordance with ASC 980 “Regulated Operations” (ASC 980).  ASC 980 requires PSE to defer certain costs that would otherwise be charged to expense, if it were probable that future rates will permit recovery of such costs.  It similarly requires deferral of revenues or gains and losses that are expected to be returned to customers in the future.  Accounting under ASC 980 is appropriate as long as rates are established by or subject to approval by independent third-party regulators; rates are designed to recover the specific enterprise’s cost of service; and in view of demand for service, it is reasonable to assume that rates set at levels that will recover costs can be charged to and collected from customers.  In most cases, PSE classifies regulatory assets and liabilities as long-term assets or liabilities.  The exception is the Purchased Gas Adjustment (PGA) which can be a current asset or current liability.

Allowance for Funds Used During Construction
Allowance for Funds Used During Construction
AFUDC represents the cost of both the debt and equity funds used to finance utility plant additions during the construction period.  The amount of AFUDC recorded in each accounting period varies depending principally upon the level of construction work in progress and the AFUDC rate used.  AFUDC is capitalized as a part of the cost of utility plant and is credited to interest expense and as a non-cash item to other income.  Cash inflow related to AFUDC does not occur until these charges are reflected in rates.

Revenue Recognition
Revenue Recognition
Operating utility revenue is recognized when the basis of services is rendered, which includes estimated unbilled revenue. In March 2012, PSE changed its estimate of unbilled revenue from a calculation that was based on system load and billing information from its customers to a calculation using meter readings from its automated meter reading (AMR) system. The new estimate calculates unbilled usage at the end of each month as the difference between the customer meter readings on the last day of the month and the last customer meter readings billed. The unbilled usage is then priced at published rates for each schedule to estimate the unbilled revenues by customer. As a result of further refinements, the estimate of unbilled revenue at June 30, 2012, PSE has additionally identified $4.4 million of revenue that were recorded during the second quarter that should have been included in the estimated unbilled calculation at March 31, 2012. The impact on net income was $2.9 million. This had no impact to cash flow from operations or total cash flows.
Sales to other utilities are recognized in accordance with Accounting Standards Codification (ASC) 605, “Revenue Recognition” (ASC 605) and ASC 815, “Derivatives and Hedging” (ASC 815). Non-utility subsidiaries recognize revenue when services are performed or upon the sale of assets. Revenue from retail sales is billed based on tariff rates approved by the Washington Commission. Sales of RECs are deferred as a regulatory liability.
PSE collected Washington State excise taxes (which are a component of general retail customer rates) and municipal taxes totaling $53.7 million and $134.7 million for the three and six months ended June 30, 2012, respectively, and $57.1 million and $137.4 million for the three and six months ended June 30, 2011, respectively.  The Company reports the collection of such taxes on a gross basis in operating revenue and as expense in taxes other than income taxes in the accompanying consolidated statements of income.

Revenue Recognition
Operating utility revenue is recognized when the basis of services is rendered, which includes estimated unbilled revenue, in accordance with ASC 605, “Revenue Recognition” (ASC 605).  Sales to other utilities are recognized in accordance with ASC 605 and ASC 815, “Derivatives and Hedging” (ASC 815).  Non-utility subsidiaries recognize revenue when services are performed or upon the sale of assets.  Revenue from retail sales is billed based on tariff rates approved by the Washington Commission.  Sales of RECs are deferred as a regulatory liability.
PSE collected Washington state excise taxes (which are a component of general retail rates) and municipal taxes totaling $252.5 million, $231.1 million and $247.8 million for 2011, 2010 and 2009, respectively.  The Company’s policy is to report such taxes on a gross basis in operating revenue and taxes other than income taxes in the accompanying consolidated statements of income.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
Allowance for doubtful accounts are provided for electric and natural gas customer accounts based upon a historical experience rate of write-offs of energy accounts receivable as compared to operating revenue.  The allowance account is adjusted monthly for this experience rate.  Other non-energy receivable balances are reserved in the allowance account based on facts and circumstances surrounding the receivable including, among other things, collection trends, prevailing and anticipated economic conditions and specific customer credit risk, indicating some or all of the balance is uncollectible.  The allowance account is maintained until either receipt of payment or the likelihood of collection is considered remote at which time the allowance account and corresponding receivable balance are written off.

Self Insurance
Self-Insurance
PSE currently has no insurance coverage for storm damage and recent environmental contamination occurring on PSE-owned property.  PSE is self-insured for a portion of the risk associated with comprehensive liability, workers’ compensation claims and catastrophic property losses other than those which are storm related.  The Washington Commission has approved the deferral of certain uninsured qualifying storm damage costs that exceed $8.0 million which will be requested for collection in future rates.  Additionally, costs may only be deferred if the outage meets the Institute of Electrical and Electronics Engineers (IEEE) outage criteria for system average interruption duration index.

Federal Income Taxes
Federal Income Taxes
For presentation in Puget Energy and PSE’s separate financial statements, income taxes are allocated to the subsidiaries on the basis of separate company computations of tax, modified by allocating certain consolidated group limitations which are attributed to the separate company.  Taxes payable or receivable are settled with Puget Holdings.

Rate Adjustment Mechanisms
Rate Adjustment Mechanisms
PSE has a  Power Cost Adjustment (PCA) mechanism that provides for a rate adjustment process if PSE’s costs to provide customers’ electricity varies from a baseline power cost rate established in a rate proceeding.  All significant variable power supply cost drivers are included in the PCA mechanism (hydroelectric generation variability, market price variability for purchased power and surplus power sales, natural gas and coal fuel price variability, generation unit forced outage risk and wheeling cost variability).  The PCA mechanism apportions increases or decreases in power costs, on a graduated scale, between PSE and its customers.  Any unrealized gains and losses from derivative instruments accounted for under ASC 815, are deferred in proportion to the cost-sharing arrangement under the PCA mechanism.  On January 10, 2007, the Washington Commission approved the PCA mechanism with the same annual graduated scale but without a cap on excess power costs.

Natural Gas Off System Sales and Capacity Release
Natural Gas Off-System Sales and Capacity Release
PSE contracts for firm natural gas supplies and holds firm transportation and storage capacity sufficient to meet the expected peak winter demand for natural gas by its firm customers.  Due to the variability in weather, winter peaking consumption of natural gas by most of its customers and other factors, PSE holds contractual rights to natural gas supplies and transportation and storage capacity in excess of its average annual requirements to serve firm customers on its distribution system.  For much of the year, there is excess capacity available for third-party natural gas sales, exchanges and capacity releases.  PSE sells excess natural gas supplies, enters into natural gas supply exchanges with third parties outside of its distribution area and releases to third parties excess interstate natural gas pipeline capacity and natural gas storage rights on a short-term basis to mitigate the costs of firm transportation and storage capacity for its core natural gas customers.  The proceeds from such activities, net of transactional costs, are accounted for as reductions in the cost of purchased natural gas and passed on to customers through the PGA mechanism, with no direct impact on net income.  As a result, PSE nets the sales revenue and associated cost of sales for these transactions in purchased natural gas.

Non-Core Gas Sales
Non-Core Gas Sales
As part of the Company’s electric operations, PSE provides natural gas to its gas-fired generation facilities.  The projected volume of natural gas for power is relative to the price of natural gas.  Based on the market prices for natural gas, PSE may use the gas it has already purchased to generate power or PSE may sell the already purchased natural gas.  The net proceeds from selling natural gas for power are accounted for in other electric operating revenue and are included in the PCA mechanism.

Production Tax Credit
Production Tax Credit
Production Tax Credits (PTCs) represent federal income tax incentives available to companies that generate energy from qualifying renewable sources.  Prior to July 1, 2010, PTCs that were generated were passed-through to customers in retail sales.  After July 1, 2010, PTCs which are generated and owed to customers are recorded as a regulatory liability with a corresponding reduction in electric operating revenue until PSE utilizes the tax credit on its tax return, at which time the PTCs will be credited to customers in retail sales.

Accounting for Derivatives
Accounting for Derivatives
ASC 815 requires that all contracts considered to be derivative instruments be recorded on the balance sheet at their fair value unless the contracts qualify for an exception.  PSE enters into derivative contracts to manage its energy resource portfolio and interest rate exposure including forward physical and financial contracts and swaps.  Some of PSE’s physical electric supply contracts qualify for the Normal Purchase Normal Sale (NPNS) exception to derivative accounting rules.  PSE may enter into financial fixed contracts to economically hedge the variability of certain index-based contracts.  Those contracts that do not meet the NPNS exception are marked-to-market to current earnings in the statements of income, subject to deferral under ASC 980, for energy related derivatives due to the PCA mechanism and PGA mechanism.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting.  The contracts that were de-designated related to physical electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation.  For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings.  The amount previously recorded in accumulated other comprehensive income (OCI) is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring.  As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.
The Company may enter into swap instruments or other financial derivative instruments to manage the interest rate risk associated with its long-term debt financing and debt instruments.  As of December 31, 2011, Puget Energy has interest rate swap contracts outstanding related to its long-term debt.  For additional information, see Note 11.

Fair Value Measurements of Derivatives
Fair Value Measurements of Derivatives
ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).  However, as permitted under ASC 820, the Company utilizes a mid-market pricing convention (the mid-point price between bid and ask prices) as a practical expedient for valuing the majority of its assets and liabilities measured and reported at fair value.  The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated or generally unobservable.  The Company primarily applies the market approach for recurring fair value measurements as it believes that the approach is used by market participants for these types of assets and liabilities.  Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company values derivative instruments based on daily quoted prices from an independent external pricing service.  When external quoted market prices are not available for derivative contracts, the Company uses a valuation model that uses volatility assumptions relating to future energy prices based on specific energy markets and utilizes externally available forward market price curves.  All derivative instruments are sensitive to market price fluctuations that can occur on a daily basis.  For additional information, see Note 12.

Share-based Compensation
Stock-Based Compensation
The Company applies the fair value approach to stock compensation and estimates fair value in accordance with provisions of ASC 718, “Compensation – Stock Compensation.”  Effective February 6, 2009, as a result of the merger, all outstanding shares of the Company were accelerated and vested, the stock compensation plan was terminated and there was no stock-based compensation.

Debt Related Costs
Debt Related Costs
Debt premiums, discounts, expenses and amounts received or incurred to settle hedges are amortized over the life of the related debt for the Company.  The premiums and costs associated with reacquired debt are deferred and amortized over the life of the related new issuance, in accordance with ratemaking treatment for PSE.

Statements of Cash Flows
Statements of Cash Flows
The Company has refinancing transactions that do not result in an actual exchange of cash. For these transactions, the Company evaluates if the non-exchange of cash is for convenience purposes and if so, the Company considers the transaction as if it had constructively received and disbursed the cash and presents the transaction as gross on the financing section of the statements of cash flows.
Statements of Cash Flows PSE funds cash dividends to pay the shareholder of Puget Energy.
Pension and Other Postretirement Plans
The Company’s accounting policy for calculating the market-related value of assets for the Company’s retirement plan is as follows.  PSE market-related value of assets is based on a five-year smoothing of asset gains/losses measured from the expected return on market-related assets.  This is a calculated value that recognizes changes in fair value in a systematic and rational manner over five years.  The same manner of calculating market-related value is used for all classes of assets, and is applied consistently from year to year.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Entity Information [Line Items]
Schedule of Allowed Return on the Net Regulatory Assets and Liabilities
Below is a chart with the allowed return on the net regulatory assets and liabilities and the associated time periods:

Period	Rate of Return	After-Tax Return
April 8, 2010 - present	8.10%	6.90%
November 1, 2008	8.25	7.00

Schedule of Net Regulatory Assets and Liabilities

Puget Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
Total PSE regulatory assets	(a)	$848,143	$887,614
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	1 year to 26 years	46,202	116,116
Service provider contracts	1 to 2 years	5,751	15,933
Various other regulatory assets	Varies	1,449	28,926
Total Puget Energy regulatory assets		$901,545	$1,048,589
Total PSE regulatory liabilities	(a)	$(366,847)	$(296,884)
Puget Energy acquisition adjustments:
Regulatory liabilities related to power contracts	1 to 41 years	(582,836)	(759,220)
Various other regulatory liabilities	Varies	(5,318)	(9,052)
Total Puget Energy regulatory liabilities		$(955,001)	$(1,065,156)
Puget Energy net regulatory asset and liabilities		$(53,456)	$(16,567)
_______________

(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.

Schedule of Authorized AFUDC Rates
The authorized AFUDC rates authorized by the Washington Utilities and Transportation Commission (Washington Commission) for natural gas and electric utility plant additions based on the effective dates is as follows:

Effective Date	Washington Commission AFUDC Rates
April 8, 2010 - present	8.10%
November 1, 2008	8.25

Schedule of AFUDC
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305

The following table presents the AFUDC amounts:

	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Equity AFUDC	$32,431	$12,677	$4,177
Washington Commission AFUDC	5,108	3,715	10,693
Total in other income	37,539	16,392	14,870
Debt AFUDC	29,949	14,157	9,214
Total AFUDC	$67,488	$30,549	$24,084

Schedule of Graduated Scale of Rate Adjustment Mechanisms
The graduated scale is as follows:

Annual Power Cost Variability	Customers’ Share	Company’s Share
+/- $20 million	—%	100%
+/- $20 million - $40 million	50%	50%
+/- $40 million - $120 million	90%	10%
+/- $120 + million	95%	5%

Schedule of Accumulated Other Comprehensive Income (Loss)
The following tables present the components of the Company’s accumulated other comprehensive income (OCI) at June 30, 2012 and December 31, 2011:

Puget Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(1,186)	$(1,113)
Net unrealized loss on interest rate swaps	(5,003)	(14,599)
Net unrealized loss and prior service cost on pension plans	(15,404)	(15,195)
Total Puget Energy, net of tax	$(21,593)	$(30,907)

The following tables set forth the components of the Company’s accumulated other comprehensive income (loss) at December 31:

Puget Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(1,113)	$(2,658)
Net unrealized loss on interest rate swaps	(14,599)	(40,041)
Net unrealized gain and prior service cost on pension plans	(15,195)	39,630
Total Puget Energy, net of tax	$(30,907)	$(3,069)

PUGET SOUND ENERGY, INC.
Entity Information [Line Items]
Schedule of Net Regulatory Assets and Liabilities
The net regulatory assets and liabilities at December 31, 2011 and 2010 included the following:

Puget Sound Energy	Remaining Amortization	December 31,
(Dollars in Thousands)	Period	2011	2010
PGA deferral of unrealized losses on derivative instruments	(a)	$200,893	$149,681
Chelan PUD contract initiation	20 years	140,580	133,888
Storm damage costs electric	2 to 7 years (a)	87,303	103,630
Environmental remediation	(a)	65,167	62,240
Baker Dam licensing operating and maintenance costs	47 years	63,272	63,459
Deferred income taxes	(a)	61,344	73,337
Deferred Washington Commission AFUDC	Varies up to 26 years	56,315	53,378
Energy conservation costs	1 to 2 years	35,111	48,367
Unamortized loss on reacquired debt	1 to 40 years	33,023	18,304
White River relicensing and other costs	(a)	30,993	32,260
Mint Farm ownership and operating costs	13.3 years	26,582	29,364
Investment in Bonneville Exchange power contract	5.5 years	19,396	22,923
PCA mechanism	(a)	6,818	15,618
PURPA electric energy supply contract buyout costs	N/A	—	40,629
PGA receivable	N/A	—	5,992
Various other regulatory assets	Varies	21,346	34,544
Total PSE regulatory assets		$848,143	$887,614
Cost of removal	(b)	$(219,087)	$(193,765)
Production tax credits	(c)	(93,618)	(20,186)
PGA payable	1 year	(25,940)	—
Summit purchase option buy-out	9 years	(13,913)	(15,488)
Deferred credit on gas pipeline capacity	Varies up to 6.8 years	(7,987)	(13,310)
Renewable energy credits	(a)	(2,780)	(48,493)
Various other regulatory liabilities	Up to 4.5 years	(3,522)	(5,642)
Total PSE regulatory liabilities		$(366,847)	$(296,884)
PSE net regulatory assets and liabilities		$481,296	$590,730
_______________

(a)
Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.

(b)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.

(c)	Amortization will begin once PTCs are utilized by PSE on its tax return.

Schedule of Accumulated Other Comprehensive Income (Loss)

Puget Sound Energy (Dollars in Thousands)	June 30, 2012	December 31, 2011
Net unrealized loss on energy derivative instruments	$(8,143)	$(12,934)
Net unrealized loss on treasury interest rate swaps	(6,782)	(6,941)
Net unrealized loss and prior service cost on pension plans	(165,061)	(168,704)
Total PSE, net of tax	$(179,986)	$(188,579)

Puget Sound Energy	December 31,
(Dollars in Thousands)	2011	2010
Net unrealized loss on energy derivatives	$(12,934)	$(34,612)
Net unrealized loss on treasury interest rate swaps	(6,941)	(7,257)
Net unrealized loss and prior service cost on pension plans	(168,704)	(115,778)
Total PSE, net of tax	$(188,579)	$(157,647)

Business Combinations (Puget Energy Only) (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The table below is the statement of fair value of assets acquired and accrued liabilities assumed as of February 6, 2009 measured in accordance with ASC 805.  There were no adjustments subsequent to the merger transaction date.

(Dollars in Thousands)	Amount
Net utility plant	$6,346,032
Other property and investments	151,913
Goodwill	1,656,513
Current assets	1,259,505
Long-term and regulatory assets	2,497,355
Long-term debt	2,490,544
Current liabilities	2,173,079
Long-term liabilities	3,358,000

Schedule of Purchase Price Allocation [Table Text Block]
The following tables present the fair value adjustments to Puget Energy’s balance sheet and recognition of goodwill in accordance with ASC 805:
ASSETS

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Utility plant:
Electric plant	$(2,367,756)
Gas plant	(666,278)
Common plant	(302,015)
Less: Accumulated depreciation and amortization	3,381,095
Net utility plant	45,046
Other property and investments:
Goodwill	1,656,513
Non-utility property	4,250
Total other property and investments	1,660,763
Current assets:
Materials and supplies	13,700
Fuel and gas inventory	(27,561)
Unrealized gain on derivative instruments	3,765
Power contract acquisition adjustment gain	123,975
Deferred income taxes	32,772
Total current assets	146,651
Other long-term and regulatory assets:
Other regulatory assets	145,711
Unrealized gain on derivative instruments	1,359
Regulatory asset related to power contracts	317,800
Power contract acquisition adjustment gain	1,016,225
Other	(17,072)
Total other long-term and regulatory assets	1,464,023
Total assets	$3,316,483
CAPITALIZATION AND LIABILITIES

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Capitalization:
Common shareholders’ equity	$1,660,160
Long-term debt	(280,315)
Total capitalization	1,379,845
Current liabilities:
Unrealized loss on derivative instruments	84,603
Current portion of deferred income taxes	171
Power contract acquisition adjustment loss	118,167
Other	42,679
Total current liabilities	245,620
Long-term liabilities and regulatory liabilities:
Deferred income taxes	161,094
Unrealized loss on derivative instruments	50,979
Regulatory liabilities	17,417
Regulatory liabilities related to power contracts	1,140,200
Power contract acquisition adjustment loss	199,633
Other deferred credits	121,695
Total long-term liabilities and regulatory liabilities	1,691,018
Total capitalization and liabilities	$3,316,483

Regulation and Rates Regulation and Rates (Tables)	12 Months Ended
Dec. 31, 2011
Regulated Operations [Abstract]
Schedule of Effects on Annual Revenue Due to Approved Rate Adjustments [Table Text Block]
The following table sets for PGA rate adjustments approved by the Washington Commission and the corresponding impact on PSE’s annual revenue based on the effective dates:

Effective Date	Percentage Increase (Decrease) in Rates	Annual Increase (Decrease) in Revenue (Dollars in Millions)
November 1, 2011	(4.3)%	$(43.5)
November 1, 2010 – October 31, 2011	1.9	18.3
October 1, 2009 – October 31, 2010	(17.1)	(198.1)
June 1, 2009 – May 31, 2010	(1.8)	(21.2)
October 1, 2008 – September 30, 2009	11.1	108.8

Utility Plant (Tables)	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2011	2010
Asset retirement obligation at beginning of period	$25,416	$24,095
New asset retirement obligation recognized in the period	350	—
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$26,540	$25,416

Schedule of Utility Plant

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life	At December 31,		At December 31,
(Dollars In Thousands)	(Years)	2011	2010	2011	2010
Electric, gas and common utility plant classified by prescribed accounts :
Distribution plant	10-50	$4,552,087	$4,313,447	$6,279,340	$6,054,961
Production plant	25-125	1,618,196	1,575,694	2,616,855	2,585,864
Transmission plant	45-65	391,080	337,163	516,461	463,546
General plant	5-35	442,216	390,732	499,559	449,980
Intangible plant (including capitalized software)	3-50	112,118	97,458	187,948	184,706
Plant acquisition adjustment	7-30	188,628	183,142	228,593	223,108
Underground storage	25-60	27,139	26,869	40,815	40,558
Liquefied natural gas storage	25-45	12,622	12,440	14,492	14,310
Plant held for future use	NA	18,381	53,945	18,534	54,098
Recoverable Cushion Gas	NA	8,514	8,058	8,514	8,057
Plant not classified	NA	38,998	58,822	38,998	58,822
Capital leases, net of accumulated amortization [1]	1-5	32,207	15,444	32,207	—
Less: accumulated provision for depreciation		(674,782)	(429,038)	(3,714,912)	(3,509,277)
Subtotal		$6,767,404	$6,644,176	$6,767,404	$6,628,733
Construction work in progress	NA	1,282,463	628,387	1,282,463	628,387
Net utility plant		$8,049,867	$7,272,563	$8,049,867	$7,257,120
_______________

1.
Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010.  Accumulated amortization of capital leases at PSE was $5.7 million in 2011.  PSE did not have any capital leases in 2010.

Schedule of Jointly Owned Utility Plants [Table Text Block]
 These amounts are also included in the Utility Plant table above.

			Puget Energy’s Share		Puget Sound Energy’s Share
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$135,623	$(5,153)	$279,391	$(148,922)
Colstrip Units 3 & 4	Coal	25%	217,813	(16,246)	501,837	(300,269)
Colstrip Units 1 – 4 Common Facilities [1]	Coal	various	83	(10)	252	(179)
Frederickson 1	Gas	49.85%	62,146	570	71,095	(8,379)
_______________

1.	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments

Puget Energy		At December 31,
(Dollars in Thousands)	Due	2011	2010
PSE long-term debt	Various	$3,773,845	$3,463,860
Fair value adjustment of PSE long-term debt [1]		(276,322)	(284,187)
Term-loan	2014	298,000	782,000
Capital expenditures facility	2014	545,000	258,000
6.500% senior secured note	2020	450,000	450,000
6.000% senior secured note	2021	500,000	—
Original discount on Puget Energy term-loan and capital expenditures facility	N/A	(13,144)	(26,947)
Unamortized discount on senior secured note	N/A	(12)	(13)
Total Puget Energy long-term debt		$5,277,367	$4,642,713
_______________

1.	For additional information regarding fair value adjustments, see Note 3

Schedule of Maturities of Long-Term Debt
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Maturities of:
PSE long-term debt	$—	13,000	$—	162,000	250,000	3,348,860	3,773,860
Puget Energy long-term debt	—	—	843,000	—	—	950,000	1,793,000
Puget Energy long-term debt	$—	13,000	843,000	162,000	250,000	4,298,860	5,566,860

PUGET SOUND ENERGY, INC.
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments

Puget Sound Energy (Dollars in Thousands)
First Mortgage Bonds, Pollution Control Bonds , Senior Notes and Junior Subordinated Notes
		At December 31,					At December 31,
Series	Due	2011	2010	Series		Due	2011	2010
7.690%	2011	$—	$260,000	5.000%	[1]	2031	$138,460	$138,460
6.830%	2013	3,000	3,000	5.100%	[1]	2031	23,400	23,400
6.900%	2013	10,000	10,000	5.483%		2035	250,000	250,000
5.197%	2015	150,000	150,000	6.724%		2036	250,000	250,000
7.350%	2015	10,000	10,000	6.274%		2037	300,000	300,000
7.360%	2015	2,000	2,000	5.757%		2039	350,000	350,000
6.750%	2016	250,000	250,000	5.764%		2040	250,000	250,000
6.740%	2018	200,000	200,000	5.795%		2040	325,000	325,000
9.570%	2020	—	25,000	4.434%		2041	250,000	—
7.150%	2025	15,000	15,000	5.638%		2041	300,000	—
7.200%	2025	2,000	2,000	4.700%		2051	45,000	—
7.020%	2027	300,000	300,000	6.974%	[2]	2067	250,000	250,000
7.000%	2029	100,000	100,000
Total PSE long-term debt							$3,773,860	$3,463,860
Unamortized discount on senior notes							(15)	—
Net PSE long-term debt							$3,773,845	$3,463,860
_______________

1.	Pollution Control Bonds

2.	Junior Subordinated Notes

Estimated Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value by Balance Sheet Grouping
The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

The following table presents the carrying amounts and estimated fair value of Puget Energy’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$37,235	$37,235	$36,557	$36,557
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Long-term debt (fixed-rate), net of discount	4,197,511	5,503,571	3,119,660	3,718,303
Long-term debt (variable-rate), net of discount	829,856	856,978	1,013,053	1,083,117
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
Interest rate derivatives	52,409	52,409	58,003	58,003

PUGET SOUND ENERGY, INC.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value by Balance Sheet Grouping

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The following table presents the carrying amounts and estimated fair value of PSE’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$31,010	$31,010	$36,320	$36,320
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Short-term debt owed by PSE to Puget Energy [1]	29,998	29,998	22,598	22,598
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Non-current maturities of long-term debt (fixed-rate)	3,523,845	4,499,295	2,953,860	3,267,994
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
________________

1.	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Operating Lease Expense	Operating lease expense net of sublease receipts were:

(Dollars in Thousands)
At December 31,
2011	$24,789
2010	22,493
2009	31,747

Schedule of Future Minimum Lease Payments for Non-cancellable Leases
Future minimum lease payments for non-cancelable leases net of sublease receipts are:

(Dollars in Thousands) At December 31,	Operating	Capital
2012	$13,873	$8,160
2013	14,131	8,160
2014	12,964	8,160
2015	13,008	8,160
2016	14,881	2,718
Thereafter	59,238	—
Total minimum lease payments	$128,095	$35,358

Accounting for Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables present the fair value and locations of the Company's derivative instruments recorded on the balance sheets:

Derivatives Not Designated as Hedging Instruments
Puget Energy	June 30, 2012		December 31, 2011
(Dollars in Thousands)	Assets [1]	Liabilities [2]	Assets [1]	Liabilities [2]
Interest rate swaps:
Current	$—	$6,223	$—	$25,210
Long-term	—	13,924	—	27,199
Total interest rate swaps	$—	$20,147	$—	$52,409

Puget Energy and Puget Sound Energy
Electric portfolio:
Current	$4,031	$160,033	$5,212	$173,582
Long-term	9,523	50,048	5,508	90,752
Natural gas portfolio: [3]
Current	2,942	110,990	1,435	128,297
Long-term	6,458	49,237	4,576	78,607
Total energy derivatives	$22,954	$370,308	$16,731	$471,238
___________

[1]	Balance sheet location: Unrealized gain on derivative instruments.

[2]	Balance sheet location: Unrealized loss on derivative instruments.

[3]
PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

The following tables present the fair value and locations of Puget Energy’s derivative instruments recorded on the balance sheets at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Interest rate swaps:
Current	$—	$25,210	$—	$30,047
Long-term	—	27,199	—	27,956
Electric portfolio:
Current	5,212	173,582	4,716	142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$523,647	$15,733	$456,235
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables present the net unrealized (gain) loss of the Company's derivative instruments recorded on the statements of income:

Puget Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas / Power NPNS [1]	$—	$(2,720)	$(2,151)	$(10,769)
Natural gas for power generation	(13,647)	1,261	(13,698)	(40,262)
Power	(50,429)	(15,536)	(43,501)	918
Total net unrealized (gain) loss on derivative instruments	$(64,076)	$(16,995)	$(59,350)	$(50,113)
Interest expense – interest rate swaps	$(8,563)	$14,171	$(4,102)	$12,245
Other deductions – interest rate swaps	$925	$16,126	$(13,398)	$14,326
___________

[1]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.

The following table presents the net unrealized (gain) loss of Puget Energy’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Gas / Power NPNS [1]	$(11,677)	$(40,564)	$(42,328)	$—
Gas for power generation	(23,993)	37,535	(71,921)	3,696
Power exchange	—	(2,619)	(2,247)	(588)
Power	47,164	59,743	(51,698)	759
Credit reserve [2]	—	—	11,593	—
Total net unrealized (gain) loss on derivative instruments	$11,494	$54,095	$(156,601)	$3,867
Interest expense – interest rate swaps	$21,159	$(10,918)	$—	$—
Other deductions – interest rate swaps	$12,388	$7,319	$—	$—
___________

1.	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.

2.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables present the effect of hedging instruments on Puget Energy's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(10,905)	$(24,246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	—	(20)
			Purchased electricity	(188)	(252)
Total	$—	$—		$(11,093)	$(24,518)

Puget Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(14,763)	$(30,758)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	100	(50)
			Purchased electricity	12	(510)
Total	$—	$—		$(14,651)	$(31,318)
________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following tables present the effect of hedging instruments on Puget Energy’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(39,143)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(679)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(1,699)	Net unrealized loss on derivative instruments	—
Total	$—		$(41,521)		$—

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2010
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(58,175)	Interest expense	$(33,887)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(3,347)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(3,453)	Net unrealized loss on derivative instruments	—
Total	$(58,175)		$(40,687)		$—

Puget Energy (Dollars in Thousands)	Successor February 6, 2009 - December 31, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(22,777)	Interest expense	$(29,052)		$—
Commodity contracts: Electric derivatives	(19,933)	Electric generation fuel	(25,296)	Net unrealized gain on derivative instruments	325
Electric derivatives	(6,289)	Purchased electricity	(4,157)	Net unrealized loss on derivative instruments	(2,897)
Total	$(48,999)		$(58,505)		$(2,572)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Puget Energy (Dollars in Thousands)	Predecessor January 1, 2009 - February 5, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1,2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(41)		$—
Commodity contracts: Electric derivatives	(20,791)	Electric generation fuel	(5,003)	Net unrealized loss on derivative instruments	—
Electric derivatives	(3,371)	Purchased electricity	(1,934)	Net unrealized loss on derivative instruments	(986)
Total	$(24,162)		$(6,978)		$(986)
_________________

1.	Changes in OCI are reported in after-tax dollars.

2.
The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following table presents the effect of hedging instruments on PSE’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy (Dollars in Thousands)	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)				Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
	2011	2010	2009	Location	2011	2010	2009	Location	2011	2010	2009
Interest rate contracts:	$—	$—	$—	Interest expense	$(488)	$(488)	$(488)		$—	$—	$—
Commodity contracts: Electric derivatives:	—	—	(49,848)	Electric generation fuel	(20,625)	(57,479)	(117,524)	Net unrealized gain on derivative instruments	—	—	—
Electric derivatives	—	—	(11,429)	Purchased electricity	(12,726)	(17,207)	(20,686)	Net unrealized loss on derivative instruments	—	—	(2,749)
Total	$—	$—	$(61,277)		$(33,839)	$(75,174)	$(138,698)		$—	$—	$(2,749)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following tables present the effect of the Company's derivatives not designated as hedging instruments on income:

Puget Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Interest rate contracts:	Other deductions	$(7,297)	$(25,412)	$(6,770)	$(25,460)
	Interest expense	(9,902)	(22,699)	(19,264)	(27,276)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net [1]	64,076	14,275	57,199	39,344
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$4,356	$(61,802)	$(79,762)	$(96,844)
___________

[1]
Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.

The following tables present the effect of Puget Energy’s derivaticyes not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Energy		Year Ended December 31,		Year Ended December 31,
(Dollars in Thousands)	Location	2011		2010
Interest rate contracts:
	Other deductions	$(28,601)		$(7,955)
	Interest expense	(46,045)		9,423
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	(23,170)	[1]	(94,659)	[2]
	Electric generation fuel	(98,208)		(100,514)
	Purchased electricity	(66,845)		(36,886)
Total gain (loss) recognized in income on derivatives		$(262,869)		$(230,591)

Puget Energy (Dollars in Thousands)		Successor		Predecessor
	Location	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Interest rate contracts:
	Other deductions	$—		$—
	Interest income	$—		$—
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	117,515	[3]	(2,881)	[4]
	Electric generation fuel	(88,185)		(863)
	Purchased electricity	(56,498)		(243)
Total gain (loss) recognized in income on derivatives		$(27,168)		$(3,987)
______________

1.
Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

2.
Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

3.
Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.

4.	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.

Schedule of Notional Amounts of Outstanding Derivative Positions
The Company had the following outstanding interest rate and commodity contracts as of June 30, 2012:

Derivatives not designated as hedging instruments:	Number of Units
Puget Energy:
Interest rate swaps	$450.0	million
Puget Energy and Puget Sound Energy:
Natural gas derivatives	508,805,338	MMBtus
Electric generation fuel	137,635,000	MMBtus
Purchased electricity	11,629,550	MWhs

The Company had the following outstanding contracts as of December 31, 2011:

Puget Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Interest rate swaps	$1.277	Billion

Puget Energy and Puget Sound Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Gas derivatives [1]	486,950,216	MMBtus
Electric generation fuel	140,557,000	MMBtus
Purchased electricity	12,264,650	MWhs
_________

1.	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.

Schedule of Credit Risk Related Contingent Features
The table below presents the fair value of the overall contractual contingent liability positions for the Company's derivative activity at June 30, 2012:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(37,833)	$—	$37,833
Requested credit for adequate assurance	(74,936)	—	—
Forward value of contract [3]	(12,093)	—	—
Total	$(124,862)	$—	$37,833

The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2011:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(52,048)	$—	$52,048
Requested credit for adequate assurance	(95,959)	—	—
Forward value of contract [3]	(16,342)	—	—
Total	$(164,349)	$—	$52,048
__________

1.
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011.  Excludes NPNS, accounts payable and accounts receivable liability.

2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.

3.	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.

PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value and locations of PSE’s derivative instruments recorded on the balance sheet at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Sound Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Electric portfolio:
Current	$5,212	$173,582	$4,716	$142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$471,238	$15,733	$398,232
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Puget Sound Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas for power generation	$(13,647)	$1,476	$(13,696)	$(23,201)
Power	(46,203)	(11,124)	(36,019)	7,569
Total net unrealized (gain) loss on derivative instruments	$(59,850)	$(9,648)	$(49,715)	$(15,632)

The following table presents the net unrealized (gain) loss of PSE’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Gas for power generation	$(4,043)	$91,666	$(2,835)
Power exchange	—	(2,620)	(2,822)
Power	58,189	77,907	4,321
Credit reserve [1]	—	—	82
Total net unrealized (gain) loss on derivative instruments	$54,146	$166,953	$(1,254)
___________

1.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables present the effect of hedging instruments on PSE's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Sound Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(122)	$(123)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	(4,414)	(237)
			Purchased electricity	—	(4,663)
Total	$—	$—		$(4,536)	$(5,023)

Puget Sound Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(244)	$(246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	97	(17,109)
			Purchased electricity	(7,468)	(7,159)
Total	$—	$—		$(7,615)	$(24,514)
___________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Puget Sound Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$59,850	$9,648	$49,715	$15,632
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$17,329	$(18,318)	$(61,212)	$(67,820)

The following table presents the effect of PSE’s derivatives not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2011	2010	2009
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	$(54,146)	$(166,953)	$4,003	[1]
	Electric generation fuel	(98,208)	(100,514)	(89,255)
	Purchased electricity	(66,845)	(36,886)	(40,770)
Total gain (loss) recognized in income on derivatives		$(219,199)	$(304,353)	$(126,022)
___________________

1.	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value by Balance Sheet Grouping
The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

The following table presents the carrying amounts and estimated fair value of Puget Energy’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$37,235	$37,235	$36,557	$36,557
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Long-term debt (fixed-rate), net of discount	4,197,511	5,503,571	3,119,660	3,718,303
Long-term debt (variable-rate), net of discount	829,856	856,978	1,013,053	1,083,117
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
Interest rate derivatives	52,409	52,409	58,003	58,003

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company did not have any transfers between Level 2 and Level 1 during the three and six months ended June 30, 2012 and 2011.

Puget Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total derivative assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Interest rate derivative instruments	—	20,147	—	20,147	—	52,409	—	52,409
Total derivative liabilities	$—	$291,720	$98,735	$390,455	$—	$413,904	$109,743	$523,647

Puget Energy	Fair Value Measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$14,809	$1,958	$—	$16,767	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Interest rate derivative instruments	—	—	—	—	—	—	—	—
Total assets	$16,852	$5,033	$14,391	$36,276	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Interest rate derivative instruments	—	52,409	—	52,409	—	58,003	—	58,003
Total liabilities	$—	$413,904	$109,743	$523,647	$—	$352,568	$103,667	$456,235

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Puget Energy and Puget Sound Energy	Three Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(107,364)	$(3,167)	$(110,531)	$(89,758)	$(1,785)	$(91,543)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings [1]	5,077	—	5,077	(4,244)	—	(4,244)
Included in regulatory assets / liabilities	—	(4)	(4)	—	1,860	1,860
Settlements [3]	14,372	324	14,696	8,234	(1,127)	7,107
Transferred into Level 3	(38,674)	(297)	(38,971)	—	363	363
Transferred out of Level 3	46,136	325	46,461	4,475	445	4,920
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)

Puget Energy and Puget Sound Energy	Six Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(90,311)	$(5,041)	$(95,352)	$(87,436)	$(3,859)	$(91,295)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings [2]	(16,870)	—	(16,870)	(19,951)	—	(19,951)
Included in regulatory assets / liabilities	—	(1,287)	(1,287)	—	2,979	2,979
Settlements [3]	35,415	105	35,520	19,139	(1,592)	17,547
Transferred into Level 3	(55,548)	(297)	(55,845)	—	363	363
Transferred out of Level 3	46,861	3,701	50,562	6,955	1,865	8,820
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)
__________

[1]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.

[2]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.

[3]	The Company had no purchases, sales or issuances during the reported periods.

	Successor				Predecessor
Puget Energy Level 3 Roll-Forward Net (Liability) (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Balance at beginning of period	$(91,295)	$(100,333)	$(185,813)	1	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(14,832)		(627)
- included in other comprehensive income	—	—	(17,429)		(14,821)
- included in regulatory assets/liabilities	(250)	(2,665)	(4,345)		(1,410)
Settlements [2]	37,482	29,832	26,374		2,154
Transferred into Level 3	(306)	225	(8,611)		—
Transferred out of Level 3	15,516	93,826	104,323		8,560
Balance at end of period	$(95,352)	$(91,295)	$(100,333)		$(138,400)
_________________

1.	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.

2.	There were no purchases or issuances for 2011 or prior years.

Fair Value Inputs, Liabilities, Quantitative Information
Carrying values and estimated fair values were as follows:

Puget Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	4,653,633	6,077,979	4,197,511	5,503,571
Long-term debt (variable-rate), net of discount	2	434,000	434,000	829,856	856,978
Total		$5,337,633	$6,764,292	$5,277,367	$6,609,132

Puget Sound Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	3,523,846	4,606,220	3,523,845	4,499,295
Total		$3,773,846	$4,858,533	$3,773,845	$4,747,878
The only significant unobservable input into the fair value measurement of the Company's Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company's purchased commodity contracts, as of June 30, 2012:

(Dollars in Thousands)
	Fair Value				Range
Derivative Instrument	Assets [1]	Liabilities [1]	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$9,438	$89,891	Discounted cash flow	Power Prices	$6.11 per MWh	$46.86 per MWh	$29.93 per MWh
Natural gas	$6,025	$8,844	Discounted cash flow	Natural Gas Prices	$1.77 per MMBtu	$4.79 per MMBtu	$3.88 per MMBtu
__________

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Below are the quarterly significant unobservable inputs used in estimating the long-term power purchase contracts' fair value of $513.6 million during the period ended March 31, 2012:

Valuation Technique	Unobservable Input	Low	High	Weighted Average
Discounted cash flow	Power prices	$10.36 per MWh	$49.78 per MWh	$34.98 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,185 per qtr	$5,030 per qtr	$4,663 per qtr

PUGET SOUND ENERGY, INC.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value by Balance Sheet Grouping

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The following table presents the carrying amounts and estimated fair value of PSE’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$31,010	$31,010	$36,320	$36,320
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Short-term debt owed by PSE to Puget Energy [1]	29,998	29,998	22,598	22,598
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Non-current maturities of long-term debt (fixed-rate)	3,523,845	4,499,295	2,953,860	3,267,994
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
________________

1.	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Puget Sound Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Total liabilities	$—	$271,573	$98,735	$370,308	$—	$361,495	$109,743	$471,238

Puget Sound Energy	Fair Value measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$9,200	$1,958	$—	$11,158	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Total assets	$11,243	$5,033	$14,391	$30,667	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Total liabilities	$—	$361,495	$109,743	$471,238	$—	$294,565	$103,667	$398,232

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Puget Sound Energy Level 3 Roll-Forward Net (Liability)	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Balance at beginning of period	$(91,295)	$(100,333)	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(776)
- included in other comprehensive income	—	—	(38,047)
- included in regulatory assets/liabilities	(250)	(2,665)	(7,824)
Settlements [1]	37,482	29,832	28,779
Transferred into Level 3	(306)	225	(6,778)
Transferred out of Level 3	15,516	93,826	56,569
Balance at end of period	$(95,352)	$(91,295)	$(100,333)
_________________

1.	There were no purchases or issuances for 2011 or prior years.

Retirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Changes in Projected Benefit Obligations
The following table summarizes the Company’s change in benefit obligation for the periods ended June 30, 2012 and December 31, 2011:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(Dollars in Thousands)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$565,997	$532,615	$48,370	$44,322	$16,436	$16,579
Service cost	8,463	15,822	537	1,241	70	113
Interest cost	12,993	26,263	1,076	2,192	375	807
Actuarial loss/(gain)	2,030	18,485	—	4,467	(132)	384
Benefits paid	(20,950)	(27,188)	(4,271)	(2,687)	(866)	(1,855)
Medicare part D subsidiary received	—	—	—	—	505	408
Curtailment loss/(gain)[1]	—	—	—	(1,165)	—	—
Benefit obligation at end of period	$568,533	$565,997	$45,712	$48,370	$16,388	$16,436
__________

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidy received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Schedule of Changes in Fair Value of Plan Assets

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Schedule of Amounts Recognized in Balance Sheet and Accumulated Othe Comprehensive Income

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$34,781	$(43,544)	$8,038	$5,095	$282	$(820)
Prior service cost	(19,721)	(21,701)	—	—	—	—
Total	$15,060	$(65,245)	$8,038	$5,095	$282	$(820)

Schedule of Net Benefit Costs
The following tables summarize the Company’s net periodic benefit cost for the three and six months ended June 30, 2012 and 2011:

Puget Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(9,101)	(8,860)	—	—	(109)	(125)
Amortization of prior service cost	(495)	(495)	—	—	—	—
Amortization of net loss (gain)	234	—	176	90	17	1
Net periodic benefit cost	$1,418	$1,334	$982	$948	$128	$111

Puget Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(18,102)	(17,720)	—	—	(218)	(250)
Amortization of prior service cost	(990)	(990)	—	—	—	—
Amortization of net loss (gain)	384	—	351	180	27	1
Net periodic benefit cost	$2,748	$2,668	$1,964	$1,896	$254	$222

	Qualified Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$12,469	$1,090
Interest cost	26,263	27,975	25,912	2,302
Expected return on plan assets	(35,344)	(32,941)	(27,583)	(3,585)
Amortization of prior service cost/(credit)	(1,980)	(165)	—	95
Amortization of net loss	—	70	—	269
Net periodic benefit cost	$4,761	$11,028	$10,798	$171

	SERP Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$1,241	$1,024	$951	$89
Interest cost	2,192	2,165	2,178	193
Amortization of prior service cost	—	—	—	51
Amortization of net loss/(gain)	360	—	—	74
Net periodic benefit cost	$3,793	$3,189	$3,129	$407

	Other Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$113	$106	$114	$11
Interest cost	806	880	894	89
Expected return on plan assets	(502)	(510)	(379)	(37)
Amortization of prior service cost	—	—	—	7
Amortization of net loss/(gain)	(46)	(67)	—	(15)
Amortization of transition obligation	—	—	—	4
Net periodic benefit cost	$371	$409	$629	$59

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$78,324	$9,791	$3,302	$3,663	$1,056	$236
Amortization of net loss/(gain)	—	(70)	(360)	—	46	67
Prior service credit	—	(21,866)	—	—	—	—
Amortization of prior service credit	1,980	165	—	—	—	—
Total change in other comprehensive income for year	$80,304	$(11,980)	$2,942	$3,663	$1,102	$303

Schedule of Assumptions Used
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits				SERP Pension Benefits				Other Benefits
Benefit Obligation Assumptions	2011	2010	2009		2011	2010	2009		2011	2010	2009
Discount rate [1]	4.75%	5.15%	5.75%		4.75%	5.15%	5.75%		4.75%	5.15%	5.75%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		7.50%	8.00%	7.50%
Benefit Cost Assumptions
Discount rate	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]
Rate of plan assets	7.75%	8.00%	8.25%		—	—	—		7.80%	7.80%	7.60%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		8.00%	8.50%	9.00%
_______________

1.	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

2.
6.50% is the benefit cost discount rate used by Puget Energy.  6.20% is the benefit cost discount rate use by PSE.  The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A 1.0% change in the assumed medical inflation rate would have the following effects:

	2011		2010
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$97	$85	$97	$85
Effect on service and interest cost components	5	4	6	5

Schedule of Expected Benefit Payments
The expected total benefits to be paid under the qualified pension plans for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$47,100	$37,300	$37,000	$38,000	$38,400	$208,800

The expected total benefits to be paid under the SERP for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$6,137	$1,889	$3,492	$3,284	$3,328	$18,652

The expected total benefits to be paid under the other benefits for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$1,354	$1,315	$1,259	$1,198	$1,231	$6,453
Total benefits without Medicare Part D subsidy	$1,778	$1,770	$1,739	$1,700	$1,652	$7,476

Schedule of Allocation of Plan Assets
The following table sets forth by level, within the fair value hierarchy, the qualified pension plan assets that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	As of December 31, 2011				As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity [1]	$48,382	$42,132	$—	$90,514	$54,298	$52,418	$—	$106,716
Domestic large cap equity [2]	124,303	29,547	—	153,850	144,431	28,376	—	172,807
Domestic small cap equity [3]	45,650	—	—	45,650	55,750	—	—	55,750
Total equities	218,335	71,679	—	290,014	254,479	80,794	—	335,273
Tactical asset allocation [4]	—	26,922	—	26,922	—	29,566	—	29,566
Fixed income securities [5]	106,573	580	—	107,153	102,314	1,982	—	104,296
Absolute return [6]	—	—	45,319	45,319	—	—	48,100	48,100
Cash and cash equivalents [7]	—	9,015	—	9,015	—	6,737	—	6,737
Subtotal	$324,908	$108,196	$45,319	$478,423	$356,793	$119,079	$48,100	$523,972
Net receivables				1,088				2,272
Accrued income				275				225
Total assets				$479,786				$526,469
_________________

1.
Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

2.
Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund.  Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

3.	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.

4.	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

5.
Fixed income securities consist of a mutual fund and corporate bonds.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The corporate bonds are valued using various valuation techniques such as matrix pricing.

6.
As of December 31, 2011 absolute return investments consist of two partnerships.  The partnerships are valued using the financial reports as of December 31, 2011.  These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.

7.
The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value as of December 31, 2011 and 2010:

	Recurring Fair Value Measures			Recurring Fair Value Measures
	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund [1]	$7,137	$—	$7,137	$8,115	$—	$8,115
Cash equivalents [2]	—	130	130	—	173	173
Total assets	$7,137	$130	$7,267	$8,115	$173	$8,288
_______________

1.
This is a publicly traded balanced mutual fund.  The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.  The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.

2.
This consists of a deposit fund and a money market fund.  The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011.  The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.

To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	32%	40%
Domestic small cap equity	0%	10%	15%
Non-U.S. equity	10%	20%	30%
Tactical asset allocation	0%	5%	10%
Fixed income	15%	23%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table sets forth a reconciliation of changes in the fair value of the plan’s Level 3 assets for the years ended December 31, 2011 and 2010:

	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Partnership	Mutual Funds	Total	Partnership	Mutual Funds	Total
Balance at beginning of year	$35,481	$12,619	$48,100	$23,214	$23,012	$46,226
Additional investments	11,635	—	11,635	10,473	—	10,473
Distributions	—	(11,635)	(11,635)	—	(11,716)	(11,716)
Realized losses on distributions	—	(290)	(290)	—	(1,370)	(1,370)
Unrealized gains relating to instruments still held at the reporting date	(1,797)	599	(1,198)	1,794	2,693	4,487
Transferred out of level 3 [1]	—	(1,293)	(1,293)	—	—	—
Balance at end of year	$45,319	$—	$45,319	$35,481	$12,619	$48,100
_________________

1.	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.

PUGET SOUND ENERGY, INC.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Changes in Projected Benefit Obligations

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss/(gain)	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidiary received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Schedule of Changes in Fair Value of Plan Assets

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Schedule of Amounts Recognized in Balance Sheet and Accumulated Othe Comprehensive Income

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$264,098	$187,240	$13,878	$11,770	$(2,955)	$(4,492)
Prior service cost/(credit)	(15,671)	(17,245)	305	867	72	134
Transition obligations	—	—	—	—	50	100
Total	$248,427	$169,995	$14,183	$12,637	$(2,833)	$(4,258)

Schedule of Net Benefit Costs

Puget Sound Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(10,434)	(11,056)	—	—	(109)	(125)
Amortization of prior service cost	(393)	(394)	74	141	9	16
Amortization of net loss (gain)	3,790	2,695	358	298	(63)	(109)
Amortization of transition obligation	—	—	—	—	12	13
Net periodic benefit cost	$3,743	$1,934	$1,238	$1,297	$69	$30

Puget Sound Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(20,767)	(22,112)	—	—	(217)	(250)
Amortization of prior service cost	(787)	(786)	146	281	18	31
Amortization of net loss (gain)	7,508	5,389	716	598	(123)	(217)
Amortization of transition obligation	—	—	—	—	25	25
Net periodic benefit cost	$7,410	$3,869	$2,475	$2,595	$148	$60

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$14,141	$1,241	$1,024	$1,068	$113	$106	$125
Interest cost	26,263	27,975	27,734	2,192	2,165	2,315	806	880	960
Expected return on plan assets	(44,128)	(43,892)	(43,453)	—	—	—	(502)	(509)	(455)
Amortization of prior service cost/(credit)	(1,573)	548	1,134	563	562	616	63	132	83
Amortization of net loss/(gain)	10,250	7,325	3,702	1,194	769	886	(481)	(553)	(460)
Amortization of transition obligation	—	—	—	—	—	—	50	50	50
Net periodic benefit cost	$6,634	$8,045	$3,258	$5,190	$4,520	$4,885	$49	$106	$303

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$87,108	$20,743	$3,302	$3,663	$1,056	$236
Amortization of net (loss)/gain	(10,250)	(7,325)	(1,194)	(769)	481	553
Prior service cost/(credit)	—	(21,867)	—	—	—	—
Amortization of prior service cost/(credit)	1,573	(546)	(562)	(562)	(62)	(132)
Amortization of transition obligation	—	—	—	—	(50)	(50)
Total change in other comprehensive income for year	$78,431	$(8,995)	$1,546	$2,332	$1,425	$607

Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Performance Award Activity
Performance shares activity from December 31, 2008 to February 5, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Total at December 31, 2008:	244,390	$25.65
Granted	—	—
Vested	(244,390)	25.65
Forfeited	—	—
Performance Shares Outstanding at February 5, 2009:	—	$—

Schedule of Restricted Stock Activity
Restricted stock activity for the year ended December 31, 2009 was as follows:

Predecessor	Number of Shares	Weighted-Average Fair Value Per Share
Restricted Stock Outstanding at December 31, 2008:	227,643	$24.64
Granted	—	—
Vested	(227,643)	24.64
Forfeited	—	—
Restricted Stock Outstanding at February 5, 2009:	—	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Charged to operating expenses:
Current:
Federal	$785	$42,061	$(161,087)	$10,185
State	(50)	385	(988)	87
Deferred:
Federal	32,706	(38,717)	244,116	(1,275)
State	319	(1,248)	—	—
Total income tax expense	$33,760	$2,481	$82,041	$8,997

Schedule of Effective Income Tax Rate Reconciliation

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Income taxes at the statutory rate	$54,968	$11,477	$89,620	$7,613
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(13,871)	(5,870)
AFUDC excluded from taxable income	(22,861)	(9,970)	(5,326)	(1,771)
Capitalized interest	17,592	8,244	5,028	914
Utility plant differences	5,849	6,162	4,323	1,472
Tenaska gas contract	7,094	5,889	3,049	1,429
Transaction costs	—	—	201	5,544
Other - net	(5,572)	651	(983)	(334)
Total income tax expense	$33,760	$2,481	$82,041	$8,997
Effective tax rate	21.5%	7.6%	32.0%	41.4%

Schedule of Deferred Tax Assets and Liabilities

Puget Energy	At December 31,
(Dollars in Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	$1,051,822	$1,044,525

Schedule of Deferred Income Taxes by Balance Sheet Location

Puget Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(101,934)	$(83,086)
Non-current deferred taxes	1,153,756	1,127,611
Total	$1,051,822	$1,044,525

PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Schedule of Components of Income Tax Expense (Benefit)

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Charged to operating expenses:
Current:
Federal	$653	$32,331	$(126,156)
State	—	385	(901)
Deferred:
Federal	76,369	(31,346)	194,701
State	1,095	(1,248)	—
Total income tax expense	$78,117	$122	$67,644

Schedule of Effective Income Tax Rate Reconciliation

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Income taxes at the statutory rate	$98,783	$9,176	$79,414
Increase (decrease):
Production tax credit	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income	(22,861)	(9,970)	(7,097)
Capitalized interest	17,592	8,244	5,942
Utility plant differences	5,849	6,162	5,795
Tenaska gas contract	7,094	5,889	4,478
Other - net	(5,030)	593	(1,147)
Total income tax expense	$78,117	$122	$67,644
Effective tax rate	27.7%	0.5%	29.8%

Schedule of Deferred Tax Assets and Liabilities

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2011	2010
Utility plant and equipment	$1,200,796	$1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Net operating loss carryforward	(50,281)	(105,140)
Pensions and other compensation	(63,234)	(31,312)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$1,003,435	$954,302

Schedule of Deferred Income Taxes by Balance Sheet Location

Puget Sound Energy	At December 31
(Dollars in Thousands)	2011	2010
Current deferred taxes	$(112,204)	$(80,215)
Non-current deferred taxes	1,115,639	1,034,517
Total	$1,003,435	$954,302

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Long-term Purchase Commitments
The quantified obligations are based on the FERC authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Firm transportation service	$142,586	$138,528	$134,357	$126,484	$122,375	$595,779	$1,260,109
Firm storage service	8,822	4,134	1,574	1,574	1,574	6,225	23,903
Total	$151,408	$142,662	$135,931	$128,058	$123,949	$602,004	$1,284,012
The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Energy production service contracts [1]	$28,815	$24,968	$25,873	$31,843	$10,437	$53,669	$175,605
Information technology service contracts	22,374	13,951	—	—	—	—	36,325
Automated meter reading system 2	19,340	20,513	21,161	21,897	14,198	109,069	206,178
Total	$70,529	$59,432	$47,034	$53,740	$24,635	$162,738	$418,108
_______________

1.
Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.

2.	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.
These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Columbia River projects	$72,634	$71,336	$73,039	$74,888	$74,407	$683,436	$1,049,740
Other utilities	135,481	75,994	52,432	47,982	40,544	264,981	617,414
Non-utility generators	2,814	3,555	4,277	5,227	2,981	—	18,854
Total	$210,929	$150,885	$129,748	$128,097	$117,932	$948,417	$1,686,008

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

	Year Ended December 31, 2010
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,934	$283	$3,122,217
Depreciation and amortization	364,205	1	364,206
Income tax (benefit) expense	35,905	(33,424)	2,481
Operating income	310,130	(1,896)	308,234
Interest charges, net of AFUDC	220,922	86,088	307,010
Net income	92,927	(62,616)	30,311
Total assets	10,180,532	1,748,804	11,929,336
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

	Year Ended December 31, 2011
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,105	$(340)	$3,318,765
Depreciation and amortization	371,977	1	371,978
Income tax (benefit) expense	91,464	(57,704)	33,760
Operating income	477,730	(2,790)	474,940
Interest charges, net of AFUDC	210,463	131,498	341,961
Net income	228,908	(105,618)	123,290
Total assets	10,648,493	1,736,217	12,384,710
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Successor February 6, 2009 - December 31, 2009		Predecessor January 1, 2009 - February 5, 2009		Year Ended December 31, 2009
Puget Energy (Dollars in Thousands)	Regulated Utility	Other	Regulated Utility	Other	Total
Revenue	$2,921,550	$3,598	$403,713	$—	$3,328,861
Depreciation and amortization	305,904	39	26,742	—	332,685
Income tax (benefit) expense	113,241	(31,200)	10,537	(1,540)	91,038
Operating income	477,082	(2,219)	55,830	(20,420)	510,273
Interest charges, net of AFUDC	176,858	79,953	16,966	(25)	273,752
Net income	229,973	(55,958)	31,611	(18,855)	186,771
Total assets	10,117,563	1,782,577	8,507,548	87,288	11,900,140
Construction expenditures - excluding equity AFUDC	726,157	—	49,531	—	775,688

PUGET SOUND ENERGY, INC.
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

	Year Ended December 31, 2009
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,325,263	$3,238	$3,328,501
Depreciation and amortization	332,646	206	332,852
Income tax (benefit) expense	69,890	(2,246)	67,644
Operating income	387,652	(4,517)	383,135
Interest charges, net of AFUDC	202,527	—	202,527
Net income	161,508	(2,256)	159,252
Total assets	8,765,189	51,382	8,816,571
Construction expenditures - excluding equity AFUDC	775,688	—	775,688

	Year Ended December 31, 2011
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,319,106	$697	$3,319,803
Depreciation and amortization	371,977	1	371,978
Income tax expense	78,451	(334)	78,117
Operating income	431,553	(510)	431,043
Interest charges, net of AFUDC	201,467	—	201,467
Net income	204,740	(620)	204,120
Total assets	10,042,263	43,284	10,085,547
Construction expenditures - excluding equity AFUDC	976,513	—	976,513

	Year Ended December 31, 2010
Puget Sound Energy (Dollars in Thousands)	Regulated Utility	Other	Total
Revenue	$3,121,935	$282	$3,122,217
Depreciation and amortization	364,204	2	364,206
Income tax (benefit) expense	60	62	122
Operating income	207,647	(56)	207,591
Interest charges, net of AFUDC	220,854	—	220,854
Net income	26,358	(263)	26,095
Total assets	9,260,675	50,109	9,310,784
Construction expenditures - excluding equity AFUDC	859,091	—	859,091

Other (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other [Abstract]
Schedule of AFUDC
The following table presents the Company’s AFUDC amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Equity AFUDC	$5,179	$8,299	$14,485	$12,033
Washington Commission AFUDC	178	365	319	4,271
Total in other income	5,357	8,664	14,804	16,304
Debt AFUDC	4,687	7,597	11,982	12,001
Total AFUDC	$10,044	$16,261	$26,786	$28,305

The following table presents the AFUDC amounts:

	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Equity AFUDC	$32,431	$12,677	$4,177
Washington Commission AFUDC	5,108	3,715	10,693
Total in other income	37,539	16,392	14,870
Debt AFUDC	29,949	14,157	9,214
Total AFUDC	$67,488	$30,549	$24,084

SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following unaudited amounts, in the opinion of the Company, include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of the results of operations for the interim periods.  Quarterly amounts vary during the year due to the seasonal nature of the utility business.

Puget Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$732,675	$597,776	$968,721
Operating income	218,145	114,693	20,663	121,439
Net income (loss)	107,431	5,035	(36,470)	47,294

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	45,403	71,726	(2,184)	193,289
Net income	(19,191)	3,663	(37,899)	83,738

Puget Sound Energy	2011 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$1,019,593	$733,364	$597,776	$969,070
Operating income	190,436	107,380	17,198	116,029
Net income (loss)	103,439	50,913	(9,107)	58,875

	2010 Quarter
(Unaudited; Dollars in Thousands)	First	Second	Third	Fourth
Operating revenue	$878,206	$673,287	$622,829	$947,895
Operating income	(4,984)	48,794	(16,593)	180,374
Net income	(38,274)	507	(29,559)	93,421

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended								12 Months Ended						0 Months Ended			12 Months Ended			3 Months Ended									6 Months Ended		12 Months Ended			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 unit	Dec. 31, 2010	Dec. 31, 2009	Feb. 06, 2009	Dec. 31, 2011 Funds held by Puget Western Inc.	Dec. 31, 2010 Funds held by Puget Western Inc.	Dec. 31, 2011 Benefit Protection Trust	Dec. 31, 2011 Other restricted cash	Dec. 31, 2011 Electric Transmission	Dec. 31, 2010 Electric Transmission	Dec. 31, 2009 Electric Transmission	Dec. 31, 2011 Gas Transmission Equipment	Dec. 31, 2010 Gas Transmission Equipment	Dec. 31, 2009 Gas Transmission Equipment	Feb. 06, 2009 Merger and Related Costs	Feb. 06, 2009 Merger Loan, Used to Pay Short-term Debt	Feb. 06, 2009 Merger Loan, Used to Pay Previous Shareholders	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Dec. 31, 2009 PUGET ENERGY	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Change in Accounting Estimate, Unbilled Revenues [Member]
Accounting Policies
Area of service territory (sqmi)																																6,000	6,000								6,000		6,000
Annual depreciation provision												11.30%	11.80%	9.60%						2.70%	2.70%	2.60%	3.50%	3.60%	3.60%
Recognition of goodwill due to merger															$ 1,700,000,000
Number of reportable segments												1
Cash and Cash Equivalents
Cash and cash equivalents	16,133,000	37,235,000		22,872,000		36,557,000				16,133,000	22,872,000	37,235,000	36,557,000																6,224,000	237,000	119,000
Cash equivalents		16,800,000				20,600,000						16,800,000	20,600,000
Restricted cash		4,200,000				5,500,000						4,200,000	5,500,000			700,000	700,000	2,000,000	1,500,000
Revenue Recognition
Revenues	678,617,000	968,721,000	597,776,000	732,675,000	1,019,593,000	947,895,000	622,829,000	673,287,000	878,206,000	1,727,129,000	1,752,268,000	3,318,765,000	3,122,217,000	3,328,861,000																			969,070,000	597,776,000	733,364,000	1,019,593,000	947,895,000	622,829,000	673,287,000	878,206,000			3,319,803,000	3,122,217,000	3,328,501,000	4,400,000
Operating income	159,876,000	121,439,000	20,663,000	114,693,000	218,145,000	193,289,000	(2,184,000)	71,726,000	45,403,000	368,897,000	332,837,000	474,940,000	308,234,000	510,273,000																			116,029,000	17,198,000	107,380,000	190,436,000	180,374,000	(16,593,000)	48,794,000	(4,984,000)			431,043,000	207,591,000	383,135,000	2,900,000
Excise taxes collected																																53,700,000			57,100,000						134,700,000	137,400,000	252,500,000	231,100,000	247,800,000
Allowance for Doubtful Accounts
Allowance for doubtful accounts	7,689,000	8,495,000				9,784,000				7,689,000		8,495,000	9,784,000
Self Insurance [Abstract]
Certain Uninsured Qualifying Storm Damage Costs		8,000,000										8,000,000
Stock-based Compensation
Allocated Share-based Compensation Expense																										14,500,000
Statements of Cash Flows
Incurred capital lease obligations																																											37,900,000	0	15,900,000
Assumed long-term debt										$ 1,314,000,000	$ 1,087,000,000																$ 779,300,000	$ 587,800,000	$ 787,000,000	$ 450,000,000

Summary of Significant Accounting Policies - Regulated Utilities, Net Assets and Liabilities (Details) (USD $)	0 Months Ended	21 Months Ended																		12 Months Ended
	Nov. 01, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Regulatory liabilities related to power contracts	Dec. 31, 2010 Regulatory liabilities related to power contracts	Dec. 31, 2011 Regulatory liabilities related to power contracts Minimum	Dec. 31, 2011 Regulatory liabilities related to power contracts Maximum	Dec. 31, 2011 Various other regulatory liabilities	Dec. 31, 2010 Various other regulatory liabilities	Dec. 31, 2011 Requlatory assets related to power contracts	Dec. 31, 2010 Requlatory assets related to power contracts	Dec. 31, 2011 Requlatory assets related to power contracts Minimum	Dec. 31, 2011 Requlatory assets related to power contracts Maximum	Dec. 31, 2011 Service provider contracts	Dec. 31, 2010 Service provider contracts	Dec. 31, 2011 Service provider contracts Minimum	Dec. 31, 2011 Service provider contracts Maximum	Dec. 31, 2011 Various other regulatory assets	Dec. 31, 2010 Various other regulatory assets	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Cost of removal		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Cost of removal		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA payable	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA payable	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Summit purchase option buy-out	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Summit purchase option buy-out	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred credit on gas pipeline capacity Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Jun. 30, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Mar. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory liabilities	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Various other regulatory liabilities	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory liabilities Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA deferral of unrealized losses on derivative instruments		Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA deferral of unrealized losses on derivative instruments		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Chelan PUD contract initiation	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Chelan PUD contract initiation	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Storm damage costs electric	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Storm damage costs electric Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Environmental remediation	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Environmental remediation	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Production tax credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Deferred Washington Commission AFUDC Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Energy conservation costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy conservation costs Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt Minimum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Unamortized loss on reacquired debt Maximum	Dec. 31, 2011 PUGET SOUND ENERGY, INC. White River relicensing and other costs		Dec. 31, 2010 PUGET SOUND ENERGY, INC. White River relicensing and other costs		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Mint Farm ownership and operating costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Mint Farm ownership and operating costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Investment in Bonneville Exchange power contract	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Investment in Bonneville Exchange power contract	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PCA mechanism		Dec. 31, 2010 PUGET SOUND ENERGY, INC. PCA mechanism		Dec. 31, 2011 PUGET SOUND ENERGY, INC. PURPA electric energy supply contract buyout costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PURPA electric energy supply contract buyout costs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PGA receivable	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PGA receivable	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Various other regulatory assets	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Various other regulatory assets
Regulatory Assets and Liabiliaties
Rate of Return	8.25%	8.10%
After-Tax Return	7.00%	6.90%
Net regulatory assets and liabilities
Net Regulatory Assets, Remaining Amortization Period						1 year	41 years					1 year	26 years			1 year	2 years															1 year		9 years				6 years 10 months											4 years 6 months					20 years				2 years	7 years			47 years								26 years			1 year	2 years			1 year	40 years					13 years 4 months		5 years 6 months
Regulatory Assets		$ 901,545,000	$ 1,048,589,000							$ 46,202,000	$ 116,116,000			$ 5,751,000	$ 15,933,000			$ 1,449,000	$ 28,926,000	$ 848,143,000	[1]	$ 887,614,000	[1]																											$ 200,893,000	[2]	$ 149,681,000	[2]	$ 140,580,000	$ 133,888,000	$ 87,303,000	$ 103,630,000			$ 65,167,000	$ 62,240,000	$ 63,272,000	$ 63,459,000	$ 61,344,000	[2]	$ 73,337,000	[2]	$ 56,315,000	$ 53,378,000		$ 35,111,000	$ 48,367,000			$ 33,023,000	$ 18,304,000			$ 30,993,000	[2]	$ 32,260,000	[2]	$ 26,582,000	$ 29,364,000	$ 19,396,000	$ 22,923,000	$ 6,818,000	[2]	$ 15,618,000	[2]	$ 0	$ 40,629,000	$ 0	$ 5,992,000	$ 21,346,000	$ 34,544,000
Regulatory Liabilities		(955,001,000)	(1,065,156,000)	(582,836,000)	(759,220,000)			(5,318,000)	(9,052,000)											(366,847,000)	[1]	(296,884,000)	[1]	(219,087,000)	[3]	(193,765,000)	[3]	(93,618,000)	[4]	(20,186,000)	[4]	(25,940,000)	0	(13,913,000)	(15,488,000)	(7,987,000)	(13,310,000)		(2,780,000)	[2]	(48,493,000)	[2]	(3,300,000)	[2]	(21,100,000)	[2]	(3,522,000)	(5,642,000)
Net Regulatory Assets		(53,456,000)	(16,567,000)																	481,296,000		590,730,000
Accumulated depreciation reclassified to a regulatory liability																				$ 219,100,000		$ 193,800,000

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.
[3]	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
[4]	Amortization will begin once PTCs are utilized by PSE on its tax return.

Summary of Significant Accounting Policies - AFUDC (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2008	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Regulatory Assets [Line Items]
Equity AFUDC									$ 5,179	$ 8,299	$ 14,485	$ 12,033	$ 32,431	$ 12,677	$ 4,177
Washington Commission AFUDC									178	365	319	4,271	5,108	3,715	10,693
Total in other income									5,357	8,664	14,804	16,304	37,539	16,392	14,870
Debt AFUDC		4,687	7,597	11,982	12,001	29,949	14,157		4,687	7,597	11,982	12,001	29,949	14,157
Total AFUDC									$ 10,044	$ 16,261	$ 26,786	$ 28,305	$ 67,488	$ 30,549	$ 24,084
Washington Commission AFUDC Rates	8.25%							8.10%			7.80%

Summary of Significant Accounting Policies - Power Cost Adjustment Mechanism (Details) (USD $)	Jan. 10, 2007 Customers' Share [Member] Range 1 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 2 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 3 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 4 [Member]	Jan. 10, 2007 Company's Share [Member] Range 1 [Member]	Jan. 10, 2007 Company's Share [Member] Range 2 [Member]	Jan. 10, 2007 Company's Share [Member] Range 3 [Member]	Jan. 10, 2007 Company's Share [Member] Range 4 [Member]	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Minimum Range 1 [Member]	Dec. 31, 2011 Minimum Range 2 [Member]	Dec. 31, 2011 Minimum Range 3 [Member]	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Dec. 31, 2011 Maximum Range 2 [Member]	Dec. 31, 2011 Maximum Range 3 [Member]	Dec. 31, 2011 Maximum Range 4 [Member]
Regulatory Assets [Line Items]
Annual Power Cost Variability									$ 20,000,000	$ 20,000,000	$ 20,000,000				$ 40,000,000	$ 40,000,000	$ 40,000,000
Annual Power Cost Variability, Pecentage	0.00%	50.00%	90.00%	95.00%	100.00%	50.00%	10.00%	5.00%
Annual Power Cost Variability, Graduated Scale, Range												$ 20,000,000	$ 20,000,000	$ 40,000,000				$ 40,000,000	$ 120,000,000	$ 120,000,000

Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax		$ (1,113)	$ (2,658)
Net unrealized loss on interest rate swaps		(14,599)	(40,041)
Net unrealized loss and prior service cost on pension plans		(15,195)	39,630
Accumulated other comprehensive income (loss), net of tax	(21,593)	(30,907)	(3,069)
PUGET SOUND ENERGY, INC.
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax	(8,143)	(12,934)	(34,612)
Net unrealized loss on interest rate swaps	(6,782)	(6,941)	(7,257)
Net unrealized loss and prior service cost on pension plans	(165,061)	(168,704)	(115,778)
Accumulated other comprehensive income (loss), net of tax	(179,986)	(188,579)	(157,647)
PUGET ENERGY
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Derivatives Qualifying Hedges, Effect Net of Tax	(1,186)	(1,113)
Net unrealized loss on interest rate swaps	(5,003)	(14,599)
Net unrealized loss and prior service cost on pension plans	(15,404)	(15,195)
Accumulated other comprehensive income (loss), net of tax	$ (21,593)	$ (30,907)

Business Combinations (Puget Energy Only) Narrative (Details) (USD $)	6 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Dec. 31, 2009 PUGET ENERGY	Feb. 06, 2009 PUGET ENERGY Puget Holdings	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Feb. 05, 2009 PUGET SOUND ENERGY, INC.	Feb. 06, 2009 PUGET SOUND ENERGY, INC. PUGET ENERGY
Business Acquisition
Common stock, shares authorized (in shares)	1,000		1,000
Common stock, shares outstanding (in shares)	200		200
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, conversion rate due to cancelation (dollars per share)							$ 30
Fair value of consideration transferred							$ 3,900,000,000
Fair value of consideration transferred, funding by Puget Holdings							3,000,000,000
Fair value of consideration transferred, debt issued by Puget Energy							600,000,000
Fair value of consideration transferred, resulting from the step-up basis of the investors' previously owned shares							300,000,000
Acquisition related costs						47,100,000
Preferred stock defeased amount									1,900,000
Contributed Capital from Puget Energy										805,300,000
Contributed capital used to pay off long-term debt	1,273,000,000	744,000,000		484,000,000	443,000,000			779,300,000
Contributed capital used to pay off short-term debt								188,000,000
Contributed capital used to pay merger related costs								$ 26,000,000

Business Combinations (Puget Energy Only) Fair Value of Assets Acquired and Liabilities Assumed (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 06, 2009 Puget Holdings
Business Acquisition
Net utility plant				$ 6,346,032
Other property and investments				151,913
Goodwill	1,656,513,000	1,656,513,000	1,656,513,000	1,656,513
Current assets				1,259,505
Long-term and regulatory assets				2,497,355
Long-term debt				2,490,544
Current liabilities				2,173,079
Long-term liabilities				$ 3,358,000

Business Combinations (Puget Energy Only) Fair Value Adjustments (Details) (PUGET ENERGY, Puget Holdings, USD $)	0 Months Ended
Feb. 06, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities and Equity, Fair Value Adjustment	$ 3,316,483
Total assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,316,483
Net ultilty plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	45,046
Electric plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(2,367,756)
Gas plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(666,278)
Common plant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(302,015)
Accumulated depreciation and amortization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,381,095
Total other property and investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,660,763
Goodwill
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,656,513
Non-utility property
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	4,250
Total current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	146,651
Materials and supplies, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	13,700
Fuel and gas inventory, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(27,561)
Unrealized gain on derivative instruments, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	3,765
Power contract acquisition adjustment gain, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	123,975
Deferred income taxes, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	32,772
Total other long-term and regulatory assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,464,023
Other regulatory assets, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	145,711
Unrealized gain on derivative instruments, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,359
Requlatory assets related to power contracts, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	317,800
Power contract acquisition adjustment gain, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	1,016,225
Other, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Adjustment	(17,072)
Total capitalization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	1,379,845
Common shareholders' equity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	1,660,160
Long-term debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity, Fair Value Adjustment	(280,315)
Total current liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	245,620
Unrealized loss on derivative instruments, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	84,603
Deferred income taxes, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	171
Power contract acquisition adjustment loss, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	118,167
Other, current
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	42,679
Total long-term liabilities and regulatory liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	1,691,018
Deferred income taxes, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	161,094
Unrealized loss on derivative instruments, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	50,979
Regulatory liabilities, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	17,417
Regulatory liabilities related to power contracts, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	1,140,200
Power contract acquisition adjustment loss, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	199,633
Other deferred credits, long-term
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, Fair Value Adjustment	$ 121,695

Regulation and Rates (Details) (USD $)	3 Months Ended								5 Months Ended	12 Months Ended								1 Months Ended										12 Months Ended					12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Jun. 13, 2011	Dec. 31, 2010	Nov. 09, 2009 MW	Nov. 08, 2009 MW	Sep. 30, 2009	Jan. 17, 2012 Subsequent Event	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		May 14, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Apr. 02, 2010 PUGET SOUND ENERGY, INC.	Dec. 22, 2009 PUGET SOUND ENERGY, INC.	Jan. 31, 2012 PUGET SOUND ENERGY, INC. Subsequent Event	Jan. 06, 2012 PUGET SOUND ENERGY, INC. Subsequent Event	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Jun. 30, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Mar. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Mint Farm Electric Generating Station	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Deferrel of Settlement Payment	May 21, 2008 PUGET SOUND ENERGY, INC. Deferrel of Settlement Payment	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Recovery of Interest Due to the Internal Revenue Service	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Accounting Treatment and Amortization Related to Payments Received for Taking Assignment of Westcoast Pipeline Capacity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable Energy Credit Proceeds to Offset Wholesale Energy Sales	May 14, 2012 PUGET SOUND ENERGY, INC. Electric	Sep. 01, 2011 PUGET SOUND ENERGY, INC. Electric	Jun. 13, 2011 PUGET SOUND ENERGY, INC. Electric	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Electric	Jan. 17, 2012 PUGET SOUND ENERGY, INC. Electric Subsequent Event	Jun. 28, 2012 PUGET SOUND ENERGY, INC. Natural Gas	May 14, 2012 PUGET SOUND ENERGY, INC. Natural Gas	Jun. 13, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Apr. 26, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Mar. 14, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Natural Gas	Jan. 17, 2012 PUGET SOUND ENERGY, INC. Natural Gas Subsequent Event
Regulatory Assets [Line Items]
American Recovery and Reinvestment Tax Act of 2009, Grant, Approved Pass Back Rate										0.1
Public Utilities, Rate Case, Requested Weighted Cost of Capital, Before Tax			8.42%					8.26%																													8.42%		8.26%
Public Utilities, Rate Case, Requested Weighted Cost of Capital, After Tax			7.29%					7.17%																													7.29%		7.17%
Public Utilities, Rate Case, Requested Rate Increase																			$ 3,800,000																	$ 152,300,000			$ 126,000,000			$ 31,900,000	$ 1,900,000			$ 28,600,000
Public Utilities, Rate Case, Requested Rate Increase, Percentage																																										3.00%	0.20%
Public Utilities, Rate Case, Deferred Storm Costs Threshold		8,000,000
Rate Case, Approved Effective Return on Equity			10.80%					10.75%						9.80%		10.10%																					10.80%
Public Utilities, Rate Case, Increase (Decrease) in Requested Rate Increase								3,300,000																															26,300,000
Storm Damage Costs Incurred During Period										4,600,000		23,500,000						65,000,000
Storm Damage Costs Deferred During Period										0		14,000,000						55,600,000
Rate Case, Approved Effective Annual Rate Increase																																			63,300,000		160,700,000	74,100,000			13,400,000			19,000,000	10,100,000
Public Utilities, Rate Case, Approved Effective Weighted Cost of Capital														7.80%		8.10%																						8.10%
Public Utilities, Rate Case, Approved Effective Annual Rate Percentage Increase																																			3.20%	7.70%	8.10%	3.70%			1.30%			1.80%	0.80%
Public Utilities, Rate Case, Requested Common Equity in Capital Structure			48.00%																																				10.75%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure, Before Tax														48.00%		46.00%																					48.00%	46.00%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure, After Tax																																						10.10%
Accounting Petition, Requested Amount							28,700,000																							10,700,000				21,100,000
Accounting Petition, Condition of Approval, Minimum Incremental Costs																																	5,000,000
Accounting Petition, Increase (Decrease) in Regulatory Liabilities Due to Regulatory Order	(17,800,000)
Regulatory Liabilities		955,001,000		1,065,156,000						366,847,000	[1]	296,884,000	[1]							2,780,000	[2]	48,493,000	[2]	3,300,000	[2]	21,100,000	[2]
Production Tax Credit, Suspension, Increase in Rates															1.70%
Accounting Petition, Joint Proposal, Rate Increase (Decrease) During Period									27,700,000
Accounting Petition, Joint Proposal, Rate Increase (Decrease) During Period, Percentage									2.90%
Facility Power Capacity					273	229
American Recovery and Reinvestment Tax Act of 2009, Grant Requested Amount																	28,700,000
American Recovery and Reinvestment Tax Act of 2009, Grant, Amortization Period Included in Customer Pass Through										23 months
American Recovery and Reinvestment Tax Act of 2009, Grant, Overall Average Rate Reduction										0.30%
American Recovery and Reinvestment Tax Act of 2009, Grant Pass Through Amount										5,500,000
Accounting Petition, Approved Amount																													8,400,000			7,500,000
Regulatory Noncurrent Asset, Amortization Period																												P15Y
Regulatory Assets		901,545,000		1,048,589,000						848,143,000	[1]	887,614,000	[1]															26,300,000
Accounting Petition, Requested Amortization Period							10 years
Accounting Petition, Denied Amount																															6,900,000
Accounting Petition, Approved Effective Increase (Decrease) to Revenue																																								6,900,000
Accounting Petition, Approved Effective Increase (Decrease) to Conservation Amortization Expense																																								$ 6,600,000

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.

Regulation and Rates Purchased Gas Adjustment (Details) (PUGET SOUND ENERGY, INC., USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			13 Months Ended
	Nov. 01, 2011	Oct. 31, 2011	May 31, 2010	Sep. 30, 2009	Oct. 31, 2010
PUGET SOUND ENERGY, INC.
Regulation and Rates
Percentage Increase (Decrease) in Rates	(4.30%)	1.90%	(1.80%)	11.10%	(17.10%)
Annual Increase (Decrease) in Revenue	$ (43.5)	$ 18.3	$ (21.2)	$ 108.8	$ (198.1)

Dividend Payment Restrictions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Parent [Line Items]
Retained Earnings, Unappropriated	$ 448.6
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	2
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	2.7
Dividends, Payment Period	8 days
Dividends, Duration of Time After Delivery to the Facility Agent Before Payment Period	7 days
Dividends, Interest Coverage Ratio, Minimum Threshold For Dividend Payment	1.5
Dividends, Cash Flow to Net Debt Outstanding Ratie, Minimum Threshold for Dividend Payment	82.50%
PUGET SOUND ENERGY, INC.
Parent [Line Items]
Dividends, Common Equity Ratio, Threshold For Dividend Payment	44.00%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	3
Dividends, Common Equity Ratio at Period End	48.20%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	4.4

Utility Plant (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Minimum		Dec. 31, 2011 Maximum		Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.
Public Utility, Property, Plant and Equipment
Distribution plant, Estimated Useful Life						10 years		50 years
Production plant, Estimated Useful Life						25 years		125 years
Transmission plant, Estimated Useful Life						45 years		65 years
General plant, Estimated Useful Life						5 years		35 years
Intangible plant (including capitalized software), Estimated Useful Life						3 years		50 years
Plant acquisition adjustment, Estimated Useful Life						7 years		30 years
Underground storage, Estimated Useful Life						25 years		60 years
Liquefied natural gas storage, Estimated Useful Life						25 years		45 years
Capital leases, net of accumulated amortization, Estimated Useful Life						1 year	[1]	5 years	[1]
Utility Plant
Distribution plant		$ 4,552,087,000		$ 4,313,447,000						$ 6,279,340,000		$ 6,054,961,000
Production plant		1,618,196,000		1,575,694,000						2,616,855,000		2,585,864,000
Transmission plant		391,080,000		337,163,000						516,461,000		463,546,000
General plant		442,216,000		390,732,000						499,559,000		449,980,000
Intangible plant (including capitalized software)		112,118,000		97,458,000						187,948,000		184,706,000
Plant acquisition adjustment		188,628,000		183,142,000						228,593,000		223,108,000
Underground storage		27,139,000		26,869,000						40,815,000		40,558,000
Liquefied natural gas storage		12,622,000		12,440,000						14,492,000		14,310,000
Plant held for future use		18,381,000		53,945,000						18,534,000		54,098,000
Recoverable cushion gas		8,514,000		8,058,000						8,514,000		8,057,000
Plant not classified		38,998,000		58,822,000						38,998,000		58,822,000
Capital leases, net of accumulated amortization		32,207,000	[1]	15,444,000	[1]					32,207,000	[1]	0	[1]
Less: Accumulated depreciation and amortization	(828,083,000)	(674,782,000)		(429,038,000)						(3,714,912,000)		(3,509,277,000)
Subtotal		6,767,404,000		6,644,176,000						6,767,404,000		6,628,733,000
Construction work in progress	707,257,000	1,282,463,000		628,387,000						1,282,463,000		628,387,000
Net utility plant	8,263,193,000	8,049,867,000		7,272,563,000						8,049,867,000		7,257,120,000
Accumulated amortization of capital leases		$ 5,700,000		$ 29,600,000						$ 5,700,000		$ 0

[1]	Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010. Accumulated amortization of capital leases at PSE was $5.7 million in 2011. PSE did not have any capital leases in 2010.

Utility Plant - Jointly Owned Utility Plant (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Company's Ownership Share	50.00%
Plant in Service at Cost	$ 135,623
Accumulated Depreciation	(5,153)
Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Company's Ownership Share	25.00%
Plant in Service at Cost	217,813
Accumulated Depreciation	(16,246)
Colstrip Units 1 – 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost	83	[1]
Accumulated Depreciation	(10)	[1]
Frederickson 1
Jointly Owned Utility Plant Interests
Company's Ownership Share	49.85%
Plant in Service at Cost	62,146
Accumulated Depreciation	570
PUGET SOUND ENERGY, INC. | Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Plant in Service at Cost	279,391
Accumulated Depreciation	(148,922)
PUGET SOUND ENERGY, INC. | Colstrip Units 3 & 4
Jointly Owned Utility Plant Interests
Plant in Service at Cost	501,837
Accumulated Depreciation	(300,269)
PUGET SOUND ENERGY, INC. | Colstrip Units 1 – 4 Common Facilities
Jointly Owned Utility Plant Interests
Plant in Service at Cost	252	[1]
Accumulated Depreciation	(179)	[1]
PUGET SOUND ENERGY, INC. | Frederickson 1
Jointly Owned Utility Plant Interests
Plant in Service at Cost	71,095
Accumulated Depreciation	$ (8,379)

[1]	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.

Utility Plant - Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation at beginning of period	$ 25,416	$ 24,095
New asset retirement obligation recognized in the period	350	0
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$ 26,540	$ 25,416

Long-Term Debt (Schedule of Long-Term Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Senior Secured Note	Dec. 31, 2010 Senior Secured Note	Dec. 31, 2011 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 06, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2011 Term Loan And Capital Expenditure Facility	Dec. 31, 2010 Term Loan And Capital Expenditure Facility	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.830% Series Due 2013	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.830% Series Due 2013	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.900% Series Due 2013	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.900% Series Due 2013	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.483% Series Due 2035	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.483% Series Due 2035	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.197% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.197% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.724% Series Due 2036	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.724% Series Due 2036	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.350% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.350% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.274% Series Due 2037	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.274% Series Due 2037	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.360% Series Due 2015	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.360% Series Due 2015	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.757% Series Due 2039	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.757% Series Due 2039	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.750% Series Due 2016	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.750% Series Due 2016	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.740% Series Due 2018	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 6.740% Series Due 2018	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Nov. 16, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.150% Series Due 2025	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.150% Series Due 2025	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.200% Series Due 2025	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.200% Series Due 2025	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.020% Series Due 2027	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.020% Series Due 2027	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.000% Series Due 2029	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.000% Series Due 2029	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.000% Series Due 2031		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.000% Series Due 2031		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.100% Series Due 2031		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Pollution Control Bonds 5.100% Series Due 2031		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Junior Subordinated Notes 6.974% Series Due 2067		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Junior Subordinated Notes 6.974% Series Due 2067
Debt Instrument [Line Items]
Stated interest rate percent							6.50%		6.50%	6.00%	6.00%										7.69%	7.69%		6.83%		6.90%		5.48%		5.20%		6.72%		7.35%		6.27%		7.36%		5.76%		6.75%		5.76%		5.76%	6.74%		5.80%		5.80%	9.57%	9.57%		4.43%	4.43%		7.15%		5.64%	5.64%		7.20%		4.70%	4.70%		7.02%		7.00%		5.00%	[1]			5.10%	[1]			6.97%	[2]
Total long-term debt	$ 5,566,860						$ 450,000	$ 450,000	$ 450,000	$ 500,000	$ 500,000	$ 0			$ 545,000	$ 258,000	$ 298,000	$ 782,000	$ 3,773,860	$ 3,463,860	$ 0		$ 260,000	$ 3,000	$ 3,000	$ 10,000	$ 10,000	$ 250,000	$ 250,000	$ 150,000	$ 150,000	$ 250,000	$ 250,000	$ 10,000	$ 10,000	$ 300,000	$ 300,000	$ 2,000	$ 2,000	$ 350,000	$ 350,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000	$ 325,000	$ 325,000	$ 325,000	$ 0		$ 25,000	$ 250,000	$ 250,000	$ 0	$ 15,000	$ 15,000	$ 300,000	$ 300,000	$ 0	$ 2,000	$ 2,000	$ 45,000	$ 45,000	$ 0	$ 300,000	$ 300,000	$ 100,000	$ 100,000	$ 138,460	[1]	$ 138,460	[1]	$ 23,400	[1]	$ 23,400	[1]	$ 250,000	[2]	$ 250,000	[2]
Fair value adjustment of PSE long-term debt	(276,322)	[3]	(284,187)	[3]
Unamortized discount					(12)	(13)							(13,144)	(26,947)					(15)	0
Net long-term debt	$ 5,277,367		$ 4,642,713																$ 3,773,845	$ 3,463,860

[1]	Pollution Control Bonds
[2]	Junior Subordinated Notes
[3]	For additional information regarding fair value adjustments, see Note 3

Long-Term Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended											0 Months Ended			0 Months Ended				0 Months Ended		0 Months Ended						0 Months Ended									0 Months Ended									0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 03, 2011 interest_rate_swap	Jun. 03, 2011 Contracts	Dec. 31, 2011 Term Loan	Dec. 31, 2010 Term Loan	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 06, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2011 Senior Secured Note 6.500% Senior Secured Note Due 2020	Dec. 31, 2010 Senior Secured Note 6.500% Senior Secured Note Due 2020	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Dec. 31, 2011 Term Loan	Feb. 06, 2009 Term Loan	Jun. 03, 2011 Interest Rate Swap	Feb. 06, 2009 Revolving Credit Facility	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.700% Series Due 2051	Nov. 22, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 9.570% Series Due 2020	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Nov. 16, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 4.434% Series Due 2041	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.638% Series Due 2041	Mar. 25, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 7.690% Series Due 2011	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.764% Series Due 2040	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Notes and First Mortgage Bonds 5.795% Series Due 2040	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Term Loan 7.12% Medium-term Notes Due 2010	Jun. 29, 2010 PUGET SOUND ENERGY, INC. Capital Expenditure Facility	Mar. 08, 2010 PUGET SOUND ENERGY, INC. Senior Meduim-term Notes 7.96% Senior Medium-term Notes Due 2010	Dec. 31, 2011 Prime Rate	Dec. 31, 2011 LIBOR Capital Expenditure Facility
Debt Instrument [Line Items]
Long-term debt			$ 5,566,860,000			$ 298,000,000	$ 782,000,000	$ 545,000,000	$ 258,000,000		$ 500,000,000	$ 500,000,000	$ 0	$ 450,000,000	$ 450,000,000	$ 450,000,000				$ 1,225,000,000				$ 3,773,860,000	$ 3,463,860,000	$ 45,000,000	$ 45,000,000	$ 0		$ 0	$ 25,000,000	$ 250,000,000	$ 250,000,000	$ 0	$ 300,000,000	$ 300,000,000	$ 0		$ 0	$ 260,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 325,000,000	$ 325,000,000	$ 325,000,000
Term of debt instrument (in years)						5 years								10 years			5 years	5 years	5 years	5 years							40 years						30 years			30 years							30 years			30 years
Stated interest rate percent											6.00%	6.00%		6.50%	6.50%											4.70%	4.70%		9.57%	9.57%		4.43%	4.43%		5.64%	5.64%		7.69%	7.69%		5.76%		5.76%	5.80%		5.80%	7.12%		7.96%
Repayments of long-term debt	1,273,000,000	744,000,000															484,000,000	1,225,000,000			9,900,000		779,300,000						25,000,000									260,000,000									7,000,000	400,000,000	225,000,000
Number of interest rate derivatives held				3	2
Redemption payment term, percentage of principal amount														101.00%
Current borrowing capacity of line of credit										1,000,000,000												1,000,000,000		1,150,000,000
Outstanding amount for line of credit								$ 545,000,000
Basis spread on variable rate (percent)																																																		1.00%	2.00%
Commitment fee percentage for line of credit			0.75%

Long-Term Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 0
2013	13,000
2014	843,000
2015	162,000
2016	250,000
Thereafter	4,298,860
Total long-term debt	5,566,860
PUGET SOUND ENERGY, INC.
Maturities of Long-term Debt [Abstract]
2012	0
2013	13,000
2014	0
2015	162,000
2016	250,000
Thereafter	3,348,860
Total long-term debt	3,773,860	3,463,860
PUGET ENERGY
Maturities of Long-term Debt [Abstract]
2012	0
2013	0
2014	843,000
2015	0
2016	0
Thereafter	950,000
Total long-term debt	$ 1,793,000

Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Carrying Amount
Financial assets:
Cash and cash equivalents		$ 37,235		$ 36,557
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Junior subordinated notes		250,000		250,000
Current maturities of long-term debt (fixed rate)		0		260,000
Long-term debt (fixed-rate), net of discount		4,197,511		3,119,660
Long-term debt (variable rate), net of discount		829,856		1,013,053
Carrying Amount | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
Carrying Amount | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
Carrying Amount | Interest Rate Contract
Financial liabilities:
Derivative liabilities		52,409		58,003
Fair Value
Financial assets:
Cash and cash equivalents		37,235		36,557
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Junior subordinated notes		248,583		246,864
Current maturities of long-term debt (fixed rate)		0		261,472
Long-term debt (fixed-rate), net of discount		5,503,571		3,718,303
Long-term debt (variable rate), net of discount		856,978		1,083,117
Fair Value | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
Fair Value | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
Fair Value | Interest Rate Contract
Financial liabilities:
Derivative liabilities		52,409		58,003
PUGET SOUND ENERGY, INC. | Carrying Amount
Financial assets:
Cash and cash equivalents	14,630	31,010		36,320
Restricted cash	3,544	4,183		5,470
Notes receivable and other	65,883	73,031		72,419
Financial liabilities:
Short-term debt	38,000	25,000		247,000
Short-term debt owed by PSE to Puget Energy	29,998	29,998	[1]	22,598	[1]
Junior subordinated notes		250,000		250,000
Current maturities of long-term debt (fixed rate)		0		260,000
Long-term debt (fixed-rate), net of discount		3,523,845		2,953,860
PUGET SOUND ENERGY, INC. | Carrying Amount | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
PUGET SOUND ENERGY, INC. | Carrying Amount | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		206,904		155,651
PUGET SOUND ENERGY, INC. | Fair Value
Financial assets:
Cash and cash equivalents		31,010		36,320
Restricted cash		4,183		5,470
Notes receivable and other		73,031		72,419
Financial liabilities:
Short-term debt		25,000		247,000
Short-term debt owed by PSE to Puget Energy		29,998	[1]	22,598	[1]
Junior subordinated notes		248,583		246,864
Current maturities of long-term debt (fixed rate)		0		261,472
Long-term debt (fixed-rate), net of discount		4,499,295		3,267,994
PUGET SOUND ENERGY, INC. | Fair Value | Commodity Contract | Electric Portfolio
Financial assets:
Derivative assets		10,720		9,762
Financial liabilities:
Derivative liabilities		264,334		242,581
PUGET SOUND ENERGY, INC. | Fair Value | Commodity Contract | Natural Gas Portfolio
Financial assets:
Derivative assets		6,011		5,971
Financial liabilities:
Derivative liabilities		$ 206,904		$ 155,651

[1]	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

Liquidity Facilities and Other Financing Arrangements (Details) (USD $)	12 Months Ended					12 Months Ended							12 Months Ended											0 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit	Dec. 31, 2011 PUGET SOUND ENERGY, INC. line_of_credit_facility	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Promissory Note with Puget Energy	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Promissory Note with Puget Energy	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Working Capital Needs	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Capital Expenditure Facility	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Energy Hedging Activities	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Line of Credit	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Line of Credit Promissory Note with Puget Energy	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Letter of Credit Working Capital Needs	Mar. 31, 2012 PUGET ENERGY	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2011 Term Loan	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Feb. 06, 2009 Term Loan	Feb. 10, 2012 Term Loan Subsequent Event	Feb. 06, 2009 Revolving Credit Facility	Feb. 10, 2012 Revolving Credit Facility Subsequent Event	Dec. 31, 2011 Medium-term Notes	Dec. 31, 2010 Medium-term Notes	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility
Short-term Debt [Line Items]
Short-term debt	$ 25,000,000	$ 38,000,000	$ 247,000,000	$ 0	$ 0	$ 25,000,000	$ 247,000,000
Weighted-average interest rate on short-term debt (percent)						4.39%	5.11%
Number of committed unsecured revolving credit facilities						3
Current borrowing capacity of line of credit						1,150,000,000		30,000,000		400,000,000	400,000,000	350,000,000		30,000,000	12,500,000								1,000,000,000	1,000,000,000					1,000,000,000
Current same-day borrowing capacity of line of credit						50,000,000
Debt instrument variable rate basis													LIBOR	one-month LIBOR
Basis spread on variable rate (percent)													0.85%	0.25%										2.00%
Commitment fee percentage on line of credit						0.26%
Outstanding amount for line of credit								30,000,000	22,600,000	25,000,000	0	0			0	859,000,000								864,000,000			545,000,000
Outstanding amount letters of credit						5,300,000
Long-term debt	$ 5,566,860,000					$ 3,773,860,000	$ 3,463,860,000										$ 1,793,000,000				$ 1,225,000,000				$ 298,000,000	$ 782,000,000	$ 545,000,000	$ 258,000,000
Term of debt instrument (in years)																		5 years	5 years	5 years	5 years	5 years
Commitment fee percentage for line of credit	0.75%																							0.38%

Leases (Schedule of Operating Lease Expense) (Details) (PUGET SOUND ENERGY, INC., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PUGET SOUND ENERGY, INC.
Operating Leases, Rent Expense, Net [Abstract]
Operating lease expense net of sublease receipts	$ 24,789,000	$ 22,493,000	$ 31,747,000
Payments received for the subleases of properties	$ 100,000	$ 100,000	$ 100,000

Leases (Schedule of Future Minimum Lease Payments for Non-cancellable Leases) (Details) (PUGET SOUND ENERGY, INC., USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
PUGET SOUND ENERGY, INC.
Operating
2012	$ 13,873
2013	14,131
2014	12,964
2015	13,008
2016	14,881
Thereafter	59,238
Total minimum lease payments	128,095
Capital
2012	8,160
2013	8,160
2014	8,160
2015	8,160
2016	2,718
Thereafter	0
Total minimum lease payments	$ 35,358

Accounting for Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended		6 Months Ended						3 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended
	Feb. 15, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 03, 2011 Contracts	Jun. 03, 2011 interest_rate_swap	Dec. 31, 2011 Cash Flow Hedging	Dec. 31, 2011 Interest Rate Swap interest_rate_swap	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Cash Flow Hedging	Feb. 10, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Mar. 31, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY Interest Rate Swap Contracts	Jun. 30, 2012 External Credit Rating, Investment Grade Electric Portfolio	Dec. 31, 2011 External Credit Rating, Investment Grade Electric Portfolio	Jun. 30, 2012 External Credit Rating, Non Investment Grade Electric Portfolio	Dec. 31, 2011 External Credit Rating, Non Investment Grade Electric Portfolio	Jun. 15, 2012 Senior Notes [Member] PUGET ENERGY	Jun. 30, 2012 Line of Credit PUGET ENERGY	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Jun. 30, 2012 Not Designated as Hedging Instrument Natural Gas Derivatives MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument Natural Gas Derivatives MMBTU		Jun. 30, 2012 Not Designated as Hedging Instrument Electric Generation Fuel MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument Electric Generation Fuel MMBTU	Jun. 30, 2012 Not Designated as Hedging Instrument Purchased Electricity MWh	Dec. 31, 2011 Not Designated as Hedging Instrument Purchased Electricity MWh	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap
Derivative [Line Items]
Line of Credit Facility, Term															5 years
Derivative, Notional Amount																																															$ 450,000,000
Amount of losses reclassified from accumulated OCI into income										18,400,000				2,200,000
Number of interest rate derivatives held								2	3		4							2
Notional amount of interest rate swaps						1,277,000,000
Variable rate debt balance						843,000,000
Notional amount of swap instrument settled	277,000,000														550,000,000
(Gain) loss related to interest rate swaps		(64,076,000)	(16,995,000)	(59,350,000)	(50,113,000)	11,494,000	54,095,000				21,200,000														3,987,000	27,168,000	262,869,000	230,591,000								(17,329,000)	18,318,000	61,212,000	67,820,000	219,199,000	304,353,000	126,022,000	(4,356,000)	61,802,000	79,762,000	96,844,000
Expected losses reclassified to OCI related to cash flow hedges within twelve months						14,000,000						8,300,000	12,900,000			6,100,000
Percentage of derivatives with credit risk exposure																			99.90%	99.90%	0.10%	0.10%
Debt Instrument, Face Amount																							450,000,000
Term of debt instrument (in years)																							10 years
Debt Instrument, Decrease, Repayments																								425,000,000
Outstanding amount for line of credit																	859,000,000							434,000,000
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion																7,900,000
Derivative Instruments, Gain (Loss) Recognized in Income, Net																		(20,200,000)
Notional amount of interest rate swaps						$ 1,280,000,000										$ 450,000,000
Nonmonetary notional amount of derivatives																													508,805,338	486,950,216	[1]	137,635,000	140,557,000	11,629,550	12,264,650

[1]	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.

Accounting for Derivative Instruments and Hedging Activities (Schedule of Derivative Assets and Liabilities) (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Regulatory Assets			$ 901,545,000		$ 1,048,589,000
Assets, Current	6,973,000		6,647,000		7,500,000
Assets, Long-term	15,981,000		10,084,000		8,233,000
Liabilities, Current	277,246,000		327,089,000		273,100,000
Liabilities, Long-term	113,209,000		196,558,000		183,135,000
PUGET ENERGY
Derivative [Line Items]
Liabilities, Current			25,210,000		30,047,000
Liabilities, Long-term			27,199,000		27,956,000
PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Regulatory Assets			848,143,000	[1]	887,614,000	[1]
Offsetting regulatory assets	150,800,000		200,900,000
Natural Gas Portfolio
Derivative [Line Items]
Regulatory Assets			200,900,000		149,700,000
Natural Gas Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Regulatory Assets			200,900,000		149,700,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Total derivative assets	22,954,000	[2]	16,731,000	[2]
Total derivative liabilities	370,308,000	[3]	471,238,000	[3]
Not Designated as Hedging Instrument | PUGET ENERGY
Derivative [Line Items]
Total derivative assets			16,731,000	[4]	15,733,000	[4]
Total derivative liabilities			523,647,000	[4]	456,235,000	[4]
Not Designated as Hedging Instrument | Interest Rate Swap | PUGET ENERGY
Derivative [Line Items]
Assets, Current	0	[2]	0	[2],[4]	0	[4]
Assets, Long-term	0	[2]	0	[2],[4]	0	[4]
Total derivative assets	0	[2]	0	[2]
Liabilities, Current	6,223,000	[3]	25,210,000	[3],[4]	30,047,000	[4]
Liabilities, Long-term	13,924,000	[3]	27,199,000	[3],[4]	27,956,000	[4]
Total derivative liabilities	20,147,000	[3]	52,409,000	[3]
Not Designated as Hedging Instrument | Electric Portfolio
Derivative [Line Items]
Assets, Current	4,031,000	[2]	5,212,000	[2]
Assets, Long-term	9,523,000	[2]	5,508,000	[2]
Liabilities, Current	160,033,000	[3]	173,582,000	[3]
Liabilities, Long-term	50,048,000	[3]	90,752,000	[3]
Not Designated as Hedging Instrument | Electric Portfolio | PUGET ENERGY
Derivative [Line Items]
Assets, Current			5,212,000	[4]	4,716,000	[4]
Assets, Long-term			5,508,000	[4]	5,046,000	[4]
Liabilities, Current			173,582,000	[4]	142,780,000	[4]
Liabilities, Long-term			90,752,000	[4]	99,801,000	[4]
Not Designated as Hedging Instrument | Electric Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Assets, Current			5,212,000	[4]	4,716,000	[4]
Assets, Long-term			5,508,000	[4]	5,046,000	[4]
Liabilities, Current			173,582,000	[4]	142,780,000	[4]
Liabilities, Long-term			90,752,000	[4]	99,801,000	[4]
Not Designated as Hedging Instrument | Natural Gas Portfolio
Derivative [Line Items]
Assets, Current	2,942,000	[2],[5]	1,435,000	[2],[5]
Assets, Long-term	6,458,000	[2],[5]	4,576,000	[2],[5]
Liabilities, Current	110,990,000	[3],[5]	128,297,000	[3],[5]
Liabilities, Long-term	49,237,000	[3],[5]	78,607,000	[3],[5]
Not Designated as Hedging Instrument | Natural Gas Portfolio | PUGET ENERGY
Derivative [Line Items]
Assets, Current			1,435,000	[4],[6]	2,784,000	[4],[6]
Assets, Long-term			4,576,000	[4],[6]	3,187,000	[4],[6]
Liabilities, Current			128,297,000	[4],[6]	100,273,000	[4],[6]
Liabilities, Long-term			78,607,000	[4],[6]	55,378,000	[4],[6]
Not Designated as Hedging Instrument | Natural Gas Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Assets, Current			1,435,000	[4],[7]	2,784,000	[4],[7]
Assets, Long-term			4,576,000	[4],[7]	3,187,000	[4],[7]
Total derivative assets			16,731,000	[4]	15,733,000	[4]
Liabilities, Current			128,297,000	[4],[7]	100,273,000	[4],[7]
Liabilities, Long-term			78,607,000	[4],[7]	55,378,000	[4],[7]
Total derivative liabilities			$ 471,238,000	[4]	$ 398,232,000	[4]

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Balance sheet location: Unrealized gain on derivative instruments.
[3]	Balance sheet location: Unrealized loss on derivative instruments.
[4]	Balance sheet location: Unrealized (gain) loss on derivative instruments.
[5]	PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.
[6]	Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.
[7]	PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

Accounting for Derivative Instruments and Hedging Activities (Schedule of Amounts Recognized in Statement of Income) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swap	Jun. 30, 2012 PUGET ENERGY	Jun. 30, 2011 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Jun. 30, 2011 PUGET ENERGY	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Feb. 05, 2009 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2009 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2011 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2010 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Feb. 05, 2009 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2009 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2011 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2010 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Feb. 05, 2009 Designated as Hedging Instrument	Dec. 31, 2009 Designated as Hedging Instrument	Dec. 31, 2011 Designated as Hedging Instrument	Dec. 31, 2010 Designated as Hedging Instrument	Feb. 05, 2009 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale	Dec. 31, 2009 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale	Dec. 31, 2011 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale		Dec. 31, 2010 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale		Feb. 05, 2009 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2009 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2011 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2010 Designated as Hedging Instrument Natural Gas for Power Generation	Feb. 05, 2009 Designated as Hedging Instrument Power Exchange	Dec. 31, 2009 Designated as Hedging Instrument Power Exchange	Dec. 31, 2011 Designated as Hedging Instrument Power Exchange	Dec. 31, 2010 Designated as Hedging Instrument Power Exchange	Feb. 05, 2009 Designated as Hedging Instrument Power	Dec. 31, 2009 Designated as Hedging Instrument Power	Dec. 31, 2011 Designated as Hedging Instrument Power	Dec. 31, 2010 Designated as Hedging Instrument Power	Feb. 05, 2009 Designated as Hedging Instrument Credit Reserve	Dec. 31, 2009 Designated as Hedging Instrument Credit Reserve	Dec. 31, 2011 Designated as Hedging Instrument Credit Reserve		Dec. 31, 2010 Designated as Hedging Instrument Credit Reserve		Feb. 05, 2009 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2009 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2011 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Feb. 05, 2009 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2009 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2011 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve		Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve		Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve
Derivative Instruments, (Loss) Gain [Line Items]
Derivative Instruments, Amount Not Designated as Normal Purchase, Normal Sale								$ 0	$ 2,700,000	$ 2,200,000	$ 10,800,000
Unrealized (gain) loss on derivative instruments	$ (64,076,000)	$ (16,995,000)	$ (59,350,000)	$ (50,113,000)	$ 11,494,000	$ 54,095,000	$ 21,200,000					$ 3,987,000	$ 27,168,000	$ 262,869,000	$ 230,591,000	$ 0	$ 0	$ 46,045,000	$ (9,423,000)	$ 0	$ 0	$ 28,601,000	$ 7,955,000	$ 2,881,000 [1]	$ (117,515,000) [2]	$ 23,170,000	[3]	$ 94,659,000	[4]	$ 863,000	$ 88,185,000	$ 98,208,000	$ 100,514,000	$ 243,000	$ 56,498,000	$ 66,845,000	$ 36,886,000	$ (4,356,000)	$ 61,802,000	$ 79,762,000	$ 96,844,000	$ 7,297,000	$ 25,412,000	$ 6,770,000	$ 25,460,000	$ 9,902,000	$ 22,699,000	$ 19,264,000	$ 27,276,000	$ (64,076,000)	[5]	$ (14,275,000)	[5]	$ (57,199,000)	[5]	$ (39,344,000)	[5]	$ 2,981,000	$ 8,808,000	$ 25,974,000	$ 49,622,000	$ 39,540,000	$ 19,158,000	$ 84,953,000	$ 33,830,000	$ (17,329,000)	$ 18,318,000	$ 61,212,000	$ 67,820,000	$ 219,199,000	$ 304,353,000	$ 126,022,000	$ (59,850,000)	$ (9,648,000)	$ (49,715,000)	$ (15,632,000)	$ 54,146,000	$ 166,953,000	$ (4,003,000)	[6]	$ 2,981,000	$ 8,808,000	$ 25,974,000	$ 49,622,000	$ 98,208,000	$ 100,514,000	$ 89,255,000	$ 39,540,000	$ 19,158,000	$ 84,953,000	$ 33,830,000	$ 66,845,000	$ 36,886,000	$ 40,770,000	$ 3,867,000	$ (156,601,000)	$ 11,494,000	$ 54,095,000	$ 0 [7]	$ (42,328,000) [7]	$ (11,677,000)	[7]	$ (40,564,000)	[7]	$ 3,696,000	$ (71,921,000)	$ (23,993,000)	$ 37,535,000	$ (588,000)	$ (2,247,000)	$ 0	$ (2,619,000)	$ 759,000	$ (51,698,000)	$ 47,164,000	$ 59,743,000	$ 0 [8]	$ 11,593,000 [8]	$ 0	[8]	$ 0	[8]	$ 0	$ 0	$ 21,159,000	$ (10,918,000)	$ 0	$ 0	$ 12,388,000	$ 7,319,000	$ (64,076,000)	$ (16,995,000)	$ (59,350,000)	$ (50,113,000)	$ 0	[9]	$ (2,720,000)	[9]	$ (2,151,000)	[9]	$ (10,769,000)	[9]	$ (13,647,000)	$ 1,261,000	$ (13,698,000)	$ (40,262,000)	$ (50,429,000)	$ (15,536,000)	$ (43,501,000)	$ 918,000	$ (8,563,000)	$ 14,171,000	$ (4,102,000)	$ 12,245,000	$ 925,000	$ 16,126,000	$ (13,398,000)	$ 14,326,000	$ 54,146,000	$ 166,953,000	$ (1,254,000)	$ (59,850,000)	$ (9,648,000)	$ (49,715,000)	$ (15,632,000)	$ (4,043,000)	$ 91,666,000	$ (2,835,000)	$ (13,647,000)	$ 1,476,000	$ (13,696,000)	$ (23,201,000)	$ 0	$ (2,620,000)	$ (2,822,000)	$ 58,189,000	$ 77,907,000	$ 4,321,000	$ (46,203,000)	$ (11,124,000)	$ (36,019,000)	$ 7,569,000	$ 0	[8]	$ 0	[8]	$ 82,000	[8]

[1]	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.
[2]	Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.
[3]	Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[4]	Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[5]	Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.
[6]	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness
[7]	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.
[8]	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.
[9]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.

Accounting for Derivative Instruments and Hedging Activities (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		Feb. 05, 2009 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Feb. 05, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2011 Cash Flow Hedging Interest Expense		Dec. 31, 2010 Cash Flow Hedging Interest Expense		Feb. 05, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2011 Cash Flow Hedging Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging Electric Generation Fuel		Feb. 05, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2011 Cash Flow Hedging Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging Purchased Electricity		Feb. 05, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging Interest rate contracts:		Feb. 05, 2009 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2009 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2010 Cash Flow Hedging Commodity contracts: Electric derivatives		Feb. 05, 2009 Cash Flow Hedging Electric derivatives		Dec. 31, 2009 Cash Flow Hedging Electric derivatives		Dec. 31, 2011 Cash Flow Hedging Electric derivatives		Dec. 31, 2010 Cash Flow Hedging Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)					$ (24,162)	[1],[2]	$ (48,999)	[1],[3]	$ 0	[1],[3]	$ (58,175)	[1],[3]																			$ 0	[1],[2]	$ (22,777)	[1],[3]	$ 0	[1],[3]	$ (58,175)	[1],[3]	$ (20,791)	[1],[2]	$ (19,933)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ (3,371)	[1],[2]	$ (6,289)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]																									$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (61,277)	[1],[3]																																											$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (49,848)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ (11,429)	[1],[3]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)					(6,978)	[4]	(58,505)	[4]	(41,521)	[4]	(40,687)	[4]	(41) [4]	(29,052) [4]	(39,143)	[4]	(33,887)	[4]	(5,003) [4]	(25,296) [4]	(679)	[4]	(3,347)	[4]	(1,934) [4]	(4,157) [4]	(1,699)	[4]	(3,453)	[4]																									(11,093)	[4]	(24,518)	[4]	(14,651)	[4]	(31,318)	[4]	(10,905)	[4]	(24,246)	[4]	(14,763)	[4]	(30,758)	[4]	0	[4]	(20)	[4]	100	[4]	(50)	[4]	(188)	[4]	(252)	[4]	12	[4]	(510)	[4]																	(4,536)	[4]	(5,023)	[4]	(7,615)	[4]	(24,514)	[4]	(33,839)	[4]	(75,174)	[4]	(138,698)	[4]	(122)	[4]	(123)	[4]	(244)	[4]	(246)	[4]	(488)	[4]	(488)	[4]	(488)	[4]	(4,414)	[4]	(237)	[4]	97	[4]	(17,109)	[4]	(20,625)	[4]	(57,479)	[4]	(117,524)	[4]	0	[4]	(4,663)	[4]	(7,468)	[4]	(7,159)	[4]	(12,726)	[4]	(17,207)	[4]	(20,686)	[4]
Net Unrealized Gain on Derivative Instruments	0	[4]	0	[4]	0	[4]	325	[4]	0	[4]	0	[4]																																																																																																							0	[4]
Net Unrealized Loss on Derivative Instruments	0	[4]	0	[4]	(986)	[4]	(2,897)	[4]	0	[4]	0	[4]																																																																																																							(2,749)	[4]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0	[4]	$ 0	[4]	$ (986)	[4]	$ (2,572)	[4]	$ 0	[4]	$ 0	[4]																																																																																																							$ (2,749)	[4]

[1]	Changes in OCI are reported in after-tax dollars.
[2]	The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.
[3]	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.
[4]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Accounting for Derivative Instruments and Hedging Activities (Schedule of Effects of Non-hedging Derivative Instuments on Income) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Feb. 05, 2009 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2011 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Dec. 31, 2010 Not Designated as Hedging Instrument Interest rate contracts: Other Deductions	Feb. 05, 2009 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2009 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2011 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Dec. 31, 2010 Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Interest rate contracts: Interest Expense	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET ENERGY Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Electric Generation Fuel	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Not Designated as Hedging Instrument Commodity contracts: Purchased Electricity	Feb. 05, 2009 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Feb. 05, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2011 Cash Flow Hedging Interest Expense		Dec. 31, 2010 Cash Flow Hedging Interest Expense		Feb. 05, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2011 Cash Flow Hedging Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging Electric Generation Fuel		Feb. 05, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2011 Cash Flow Hedging Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging Purchased Electricity		Feb. 05, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging Interest rate contracts:		Feb. 05, 2009 Cash Flow Hedging Commodity contracts:		Dec. 31, 2009 Cash Flow Hedging Commodity contracts:		Dec. 31, 2011 Cash Flow Hedging Commodity contracts:		Dec. 31, 2010 Cash Flow Hedging Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts:
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)																																																																																						$ (24,162,000)	[1],[2]	$ (48,999,000)	[1],[3]	$ 0	[1],[3]	$ (58,175,000)	[1],[3]																			$ 0	[1],[2]	$ (22,777,000)	[1],[3]	$ 0	[1],[3]	$ (58,175,000)	[1],[3]	$ (20,791,000)	[1],[2]	$ (19,933,000)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]																									$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (61,277,000)	[1],[3]																																											$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (49,848,000)	[1],[3]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)																																																																																						(6,978,000)	[4]	(58,505,000)	[4]	(41,521,000)	[4]	(40,687,000)	[4]	(41,000) [4]	(29,052,000) [4]	(39,143,000)	[4]	(33,887,000)	[4]	(5,003,000) [4]	(25,296,000) [4]	(679,000)	[4]	(3,347,000)	[4]	(1,934,000) [4]	(4,157,000) [4]	(1,699,000)	[4]	(3,453,000)	[4]																	(11,093,000)	[4]	(24,518,000)	[4]	(14,651,000)	[4]	(31,318,000)	[4]	(10,905,000)	[4]	(24,246,000)	[4]	(14,763,000)	[4]	(30,758,000)	[4]	0	[4]	(20,000)	[4]	100,000	[4]	(50,000)	[4]	(188,000)	[4]	(252,000)	[4]	12,000	[4]	(510,000)	[4]																	(4,536,000)	[4]	(5,023,000)	[4]	(7,615,000)	[4]	(24,514,000)	[4]	(33,839,000)	[4]	(75,174,000)	[4]	(138,698,000)	[4]	(122,000)	[4]	(123,000)	[4]	(244,000)	[4]	(246,000)	[4]	(488,000)	[4]	(488,000)	[4]	(488,000)	[4]	(4,414,000)	[4]	(237,000)	[4]	97,000	[4]	(17,109,000)	[4]	(20,625,000)	[4]	(57,479,000)	[4]	(117,524,000)	[4]	0	[4]	(4,663,000)	[4]	(7,468,000)	[4]	(7,159,000)	[4]	(12,726,000)	[4]	(17,207,000)	[4]	(20,686,000)	[4]
Total gain (loss) recognized in income on derivatives	64,076,000	16,995,000	59,350,000	50,113,000	(11,494,000)	(54,095,000)	(3,987,000)	(27,168,000)	(262,869,000)	(230,591,000)	0	0	(28,601,000)	(7,955,000)	0	0	(46,045,000)	9,423,000	(2,881,000) [5]	117,515,000 [6]	(23,170,000)	[7]	(94,659,000)	[8]	(863,000)	(88,185,000)	(98,208,000)	(100,514,000)	(243,000)	(56,498,000)	(66,845,000)	(36,886,000)	4,356,000	(61,802,000)	(79,762,000)	(96,844,000)	(9,902,000)	(22,699,000)	(19,264,000)	(27,276,000)	64,076,000	[9]	14,275,000	[9]	57,199,000	[9]	39,344,000	[9]	(2,981,000)	(8,808,000)	(25,974,000)	(49,622,000)	(39,540,000)	(19,158,000)	(84,953,000)	(33,830,000)	17,329,000	(18,318,000)	(61,212,000)	(67,820,000)	(219,199,000)	(304,353,000)	(126,022,000)	59,850,000	9,648,000	49,715,000	15,632,000	(54,146,000)	(166,953,000)	4,003,000	[10]	(2,981,000)	(8,808,000)	(25,974,000)	(49,622,000)	(98,208,000)	(100,514,000)	(89,255,000)	(39,540,000)	(19,158,000)	(84,953,000)	(33,830,000)	(66,845,000)	(36,886,000)	(40,770,000)
Amortization expense excluded from gain (loss) on derivative instruments																			(1,000,000)	41,700,000	11,700,000		40,600,000
Gain (loss) excluded on derivative instruments related to hedge ineffectiveness																				$ (2,600,000)																																																		$ (2,700,000)

[1]	Changes in OCI are reported in after-tax dollars.
[2]	The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.
[3]	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.
[4]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.
[5]	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.
[6]	Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.
[7]	Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[8]	Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[9]	Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.
[10]	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness

Accounting for Derivative Instruments and Hedging Activities (Schedule of Outstanding Contracts) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012 MMBTU	Dec. 31, 2011 MMBTU
Derivative [Line Items]
Notional amount of interest rate swaps		1,280
Natural Gas Derivatives | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	508,805,338	486,950,216	[1]
Electric Generation Fuel | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	137,635,000	140,557,000
Purchased Electricity | Not Designated as Hedging Instrument
Derivative [Line Items]
Nonmonetary notional amount of derivatives	11,629,550	12,264,650

[1]	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.

Accounting for Derivative Instruments and Hedging Activities (Schedule of Contractual Contingent Liability Positions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2011 Forward Value of Contract		Dec. 31, 2011 Requested Credit for Adequate Assurance		Dec. 31, 2011 Credit Rating		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2012 Electric Portfolio Forward Value of Contract		Jun. 30, 2012 Electric Portfolio Requested Credit for Adequate Assurance		Jun. 30, 2012 Electric Portfolio Credit Rating
Derivative [Line Items]
Fair Value Liability	$ (164,349)	[1]	$ (16,342)	[1],[2]	$ (95,959)	[1]	$ (52,048)	[1],[3]	$ (124,862)	[4]	$ (12,093)	[4],[5]	$ (74,936)	[4]	$ (37,833)	[4],[6]
Posted Collateral	0		0	[2]	0		0	[3]	0		0	[5]	0		0	[6]
Contingent Collateral	$ 52,048		$ 0	[2]	$ 0		$ 52,048	[3]	$ 37,833		$ 0	[5]	$ 0		$ 37,833	[6]

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011. Excludes NPNS, accounts payable and accounts receivable liability.
[2]	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.
[3]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.
[4]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at June 30, 2012. Excludes NPNS, accounts payable and accounts receivable.
[5]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.
[6]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.

Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			$ 14,809		$ 15,184
Restricted Cash			2,043		3,246
Total assets			16,852		18,430
Total liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			1,958		5,450
Restricted Cash			735		0
Total assets			5,033		8,811
Total liabilities			413,904		352,568
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			2,340		1,874
Derivative Liabilities			165,643		147,257
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		1,487
Derivative Liabilities			195,852		147,308
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			52,409		58,003
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0		0
Restricted Cash			0		0
Total assets			14,391		12,372
Total liabilities			109,743		103,667
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			8,380		7,888
Derivative Liabilities			98,691		95,324
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		4,484
Derivative Liabilities			11,052		8,343
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			0		0
Fair Value, Measurements, Recurring [Member] | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			16,767		20,634
Restricted Cash			2,778		3,246
Total assets			36,276		39,613
Total liabilities			523,647		456,235
Fair Value, Measurements, Recurring [Member] | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Fair Value, Measurements, Recurring [Member] | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Fair Value, Measurements, Recurring [Member] | Total | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			0		0
Derivative Liabilities			52,409		58,003
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 1 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	7,491		2,340
Derivative Liabilities	291,720		413,904
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,116		2,340
Derivative Liabilities	120,190		165,643
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	3,375		0
Derivative Liabilities	151,383		195,852
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 2 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	20,147		52,409
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	15,463		14,391
Derivative Liabilities	98,735		109,743
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,438	[1]	8,380
Derivative Liabilities	89,891	[1]	98,691
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	6,025	[1]	6,011
Derivative Liabilities	8,844	[1]	11,052
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Level 3 [Member] | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0		0
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	22,954		16,731
Derivative Liabilities	390,455		523,647
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	13,554		10,720
Derivative Liabilities	210,081		264,334
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,400		6,011
Derivative Liabilities	160,227		206,904
Fair Value, Measurements, Recurring [Member] | PUGET ENERGY | Total | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	20,147		52,409
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			9,200		15,184
Restricted Cash			2,043		3,246
Derivative Assets	0		0
Total assets			11,243		18,430
Derivative Liabilities	0		0
Total liabilities			0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0		0
Derivative Liabilities	0		0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 1 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	0		0		0
Derivative Liabilities	0		0		0
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			1,958		5,450
Restricted Cash			735		0
Derivative Assets	7,491		2,340
Total assets			5,033		8,811
Derivative Liabilities	271,573		361,495
Total liabilities			361,495		294,565
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	4,116		2,340		1,874
Derivative Liabilities	120,190		165,643		147,257
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 2 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	3,375		0		1,487
Derivative Liabilities	151,383		195,852		147,308
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0		0
Restricted Cash			0		0
Derivative Assets	15,463		14,391
Total assets			14,391		12,372
Derivative Liabilities	98,735		109,743
Total liabilities			109,743		103,667
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member] | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,438		8,380		7,888
Derivative Liabilities	89,891		98,691		95,324
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Level 3 [Member] | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	6,025		6,011		4,484
Derivative Liabilities	8,844		11,052		8,343
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			11,158		20,634
Restricted Cash			2,778		3,246
Derivative Assets	22,954		16,731
Total assets			30,667		39,613
Derivative Liabilities	370,308		471,238
Total liabilities			471,238		398,232
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	13,554		10,720		9,762
Derivative Liabilities	210,081		264,334		242,581
Fair Value, Measurements, Recurring [Member] | PUGET SOUND ENERGY, INC. | Total | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	9,400		6,011		5,971
Derivative Liabilities	160,227		206,904		155,651
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			37,235		36,557
Restricted Cash			4,183		5,470
Notes receivable and other			73,031		72,419
Short-term debt			25,000		247,000
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure			829,856		1,013,053
Carrying Amount | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Carrying Amount | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Carrying Amount | Interest Rate Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities			52,409		58,003
Carrying Amount | PUGET ENERGY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	16,133		37,235
Restricted Cash	3,544		4,183
Notes receivable and other	65,883		73,031
Total assets	85,560		114,449
Total liabilities	38,000		25,000
Short-term debt	38,000		25,000
Carrying Amount | PUGET ENERGY | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	1,314		14,809
Restricted Cash	1,174		2,043
Notes receivable and other	0		0
Total assets	2,488		16,852
Total liabilities	0		0
Short-term debt	0		0
Carrying Amount | PUGET ENERGY | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,819		22,426
Restricted Cash	2,370		2,140
Notes receivable and other	65,883		73,031
Total assets	83,072		97,597
Total liabilities	38,000		25,000
Short-term debt	38,000		25,000
Carrying Amount | PUGET ENERGY | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Restricted Cash	0		0
Notes receivable and other	0		0
Total assets	0		0
Total liabilities	0		0
Short-term debt	0		0
Carrying Amount | PUGET SOUND ENERGY, INC.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,630		31,010		36,320
Restricted Cash	3,544		4,183		5,470
Notes receivable and other	65,883		73,031		72,419
Total assets	84,057		108,224
Total liabilities	67,998		54,998
Short-term debt	38,000		25,000		247,000
Short-term debt owed by PSE to Puget Energy	29,998		29,998	[2]	22,598	[2]
Carrying Amount | PUGET SOUND ENERGY, INC. | Commodity Contract | Electric Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			10,720		9,762
Derivative Liabilities			264,334		242,581
Carrying Amount | PUGET SOUND ENERGY, INC. | Commodity Contract | Natural Gas Portfolio
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets			6,011		5,971
Derivative Liabilities			206,904		155,651
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	200		9,200
Restricted Cash	1,174		2,043
Notes receivable and other	0		0
Total assets	1,374		11,243
Total liabilities	0		0
Short-term debt	0		0
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	0
Short-term debt owed by PSE to Puget Energy			0
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	14,430		21,810
Restricted Cash	2,370		2,140
Notes receivable and other	65,883		73,031
Total assets	82,683		96,981
Total liabilities	67,998		54,998
Short-term debt	38,000		25,000
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	29,998
Short-term debt owed by PSE to Puget Energy			29,998
Carrying Amount | PUGET SOUND ENERGY, INC. | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Restricted Cash	0		0
Notes receivable and other	0
Total assets	0		0
Total liabilities	0		0
Short-term debt	0		0
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	0
Short-term debt owed by PSE to Puget Energy			$ 0

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.
[2]	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

Fair Value Measurements - Unobservable Input Reconciliation (Details) (USD $)	3 Months Ended				6 Months Ended				11 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Feb. 05, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Feb. 05, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Predecessor [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2011 Electric Portfolio		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2011 Electric Portfolio		Jun. 30, 2012 Natural Gas Portfolio [Member]		Jun. 30, 2011 Natural Gas Portfolio [Member]		Jun. 30, 2012 Natural Gas Portfolio [Member]		Jun. 30, 2011 Natural Gas Portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (110,531,000)		$ (91,543,000)		$ (95,352,000)		$ (91,295,000)			$ (91,295,000)		$ (100,333,000)		$ (185,813,000)	[1]	$ (132,256,000)	$ (91,295,000)		$ (100,333,000)		$ (132,256,000)		$ (107,364,000)		$ (89,758,000)		$ (90,311,000)		$ (87,436,000)		$ (3,167,000)		$ (1,785,000)		$ (5,041,000)		$ (3,859,000)
Included in earnings	5,077,000	[2]	(4,244,000)	[2]	(16,870,000)	[3]	(19,951,000)	[3]	(14,832,000)	(56,499,000)		(112,180,000)				(627,000)	(56,499,000)		(112,180,000)		(776,000)		5,077,000	[2]	(4,244,000)	[2]	(16,870,000)	[3]	(19,951,000)	[3]	0	[2]	0	[2]	0	[3]	0	[3]
Included in other comprehensive income									(17,429,000)	0		0				(14,821,000)	0		0		(38,047,000)
Included in regulatory assets / liabilities	(4,000)		1,860,000		(1,287,000)		2,979,000		(4,345,000)	(250,000)		(2,665,000)				(1,410,000)	(250,000)		(2,665,000)		(7,824,000)		0		0		0		0		(4,000)		1,860,000		(1,287,000)		2,979,000
Settlements	14,696,000	[4]	7,107,000	[4]	35,520,000	[4]	17,547,000	[4]	26,374,000 [5]	37,482,000	[5]	29,832,000	[5]			2,154,000 [5]	37,482,000	[5]	29,832,000	[5]	28,779,000	[5]	14,372,000	[4]	8,234,000	[4]	35,415,000	[4]	19,139,000	[4]	324,000	[4]	(1,127,000)	[4]	105,000	[4]	(1,592,000)	[4]
Transferred into Level 3	(38,971,000)		363,000		(55,845,000)		363,000		(8,611,000)	(306,000)		225,000				0	(306,000)		225,000		(6,778,000)		(38,674,000)		0		(55,548,000)		0		(297,000)		363,000		(297,000)		363,000
Transferred out of Level 3	46,461,000		4,920,000		50,562,000		8,820,000		104,323,000	15,516,000		93,826,000				8,560,000	15,516,000		93,826,000		56,569,000		46,136,000		4,475,000		46,861,000		6,955,000		325,000		445,000		3,701,000		1,865,000
Balance at end of period	(83,272,000)		(81,537,000)		(83,272,000)		(81,537,000)		(100,333,000)	(95,352,000)		(91,295,000)		(185,813,000)	[1]	(138,400,000)	(95,352,000)		(91,295,000)		(100,333,000)		(80,453,000)		(81,293,000)		(80,453,000)		(81,293,000)		(2,819,000)		(244,000)		(2,819,000)		(244,000)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts																							$ 6,200,000		$ (5,000,000)		$ (12,800,000)		$ 17,500,000

[1]	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.
[2]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.
[3]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.
[4]	The Company had no purchases, sales or issuances during the reported periods.
[5]	There were no purchases or issuances for 2011 or prior years.

Fair Value Measurements - Debt at Carrying Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Carrying Amount	Dec. 31, 2010 Carrying Amount	Dec. 31, 2011 Carrying Amount PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Carrying Amount PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Carrying Amount PUGET SOUND ENERGY, INC. Level 2 [Member]	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Carrying Amount Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Fair Value	Dec. 31, 2010 Fair Value	Dec. 31, 2011 Fair Value PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Fair Value PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET ENERGY Level 2 [Member]	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]	Dec. 31, 2011 Fair Value Income Approach Valuation Technique [Member] PUGET SOUND ENERGY, INC. Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Junior subordinated notes	$ 250,000	$ 250,000	$ 250,000	$ 250,000				$ 250,000	$ 250,000			$ 250,000	$ 250,000	$ 248,583	$ 246,864	$ 248,583	$ 246,864			$ 252,313	$ 248,583			$ 252,313	$ 248,583
Long-term Debt, Fixed Rate, Net of Discount, Fair Value Disclosure								4,653,633	4,197,511			3,523,846	3,523,845							6,077,979	5,503,571			4,606,220	4,499,295
Long-term Debt, Variable Rate, Net of Discount, Fair Value Disclosure	829,856	1,013,053			29,998			434,000	829,856					856,978	1,083,117					434,000	856,978
Long-term Debt, Excluding Current Maturities, Fair Value Disclosure						$ 5,337,633	$ 5,277,367			$ 3,773,846	$ 3,773,845							$ 6,764,292	$ 6,609,132			$ 4,858,533	$ 4,747,878

Fair Value Measurements - Valuation Technicques for Measurement with Unobservable Inputs (Details) (USD $)	6 Months Ended																				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Carrying Amount	Jun. 30, 2012 Portion at Fair Value, Fair Value Disclosure [Member]	Mar. 31, 2012 Portion at Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Natural Gas Portfolio Commodity Contract Carrying Amount	Dec. 31, 2010 Natural Gas Portfolio Commodity Contract Carrying Amount	Dec. 31, 2011 Electric Portfolio Commodity Contract Carrying Amount	Dec. 31, 2010 Electric Portfolio Commodity Contract Carrying Amount	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] PUGET ENERGY Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] PUGET ENERGY Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio Level 3 [Member] Commodity Contract	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio Level 3 [Member] Commodity Contract	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Natural Gas Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Electric Portfolio Level 3 [Member] Commodity Contract	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Electric Portfolio Level 3 [Member] Commodity Contract	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Electric Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Electric Portfolio PUGET ENERGY Level 3 [Member] Commodity Contract	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member]	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Minimum Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member]	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Maximum Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member]	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member] Electric Portfolio	Jun. 30, 2012 Weighted Average [Member] Income Approach Valuation Technique [Member] Natural Gas Portfolio [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements, Sensitivity Analysis, Hypothetical Increase or Decrease of Market Prices, Result on Fair Value	$ 18,700,000
Derivative assets					6,011,000	5,971,000	10,720,000	9,762,000	15,463,000	14,391,000	6,011,000	4,484,000	6,025,000	[1]	6,011,000	8,380,000	7,888,000	9,438,000	[1]	8,380,000
Derivative liabilities					206,904,000	155,651,000	264,334,000	242,581,000	98,735,000	109,743,000	11,052,000	8,343,000	8,844,000	[1]	11,052,000	98,691,000	95,324,000	89,891,000	[1]	98,691,000
Fair Value Inputs, Price Per Megawatt-Hour																					10.36	6.11		49.78	46.86		34.98	29.93
Fair Value Inputs, Price Per Millions of BTU																							1.77			4.79			3.88
Intangible asset fair value		113,300,000	96,700,000
Impairment of intangible assets	16,600,000
Long-term Purchase Contracts, Fair Value Disclosure				513,600,000
Fair Value Inputs, Power Contract Costs																					$ 3,185,000			$ 5,030,000			$ 4,663,000

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

Employee Investment Plans (Details) (PUGET SOUND ENERGY, INC., USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plan
Employer discretionary contribution amount	$ 13.5	$ 11.8	$ 11.4
Cash Balance Formula [Member]
Defined Contribution Plan
Maximum annual contribution per employee, percent	100.00%
Employer matching contribution, percent	6.00%
Employer additional contribution of base pay, percentage	1.00%
Final Average Earnings Formula
Defined Contribution Plan
Maximum annual contribution per employee, percent	55.00%
Employer matching contribution, percent	6.00%

Retirement Benefits - Change in Net Benefit Obligation and Fair Value (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of period	$ 498,700		$ 498,700			$ 479,800
Qualified Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			565,997		532,615	532,615		504,786
Service cost			8,463			15,822		16,089
Interest cost			12,993			26,263		27,975
Amendment						0		(21,866)
Actuarial loss/(gain)			2,030			18,485		32,163
Benefits paid			(20,950)			(27,188)		(26,532)
Medicare part D subsidiary received			0			0		0
Curtailment loss/(gain)			0	[1]		0	[1]	0
Benefit obligation at end of period	568,533		568,533			565,997		532,615
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			479,786		526,469	526,469		485,689
Actual return on plan assets						(24,495)		55,312
Employer contribution	5,700		11,400			5,000		12,000
Benefits paid			(20,950)			(27,188)		(26,532)
Fair value of plan assets at end of period						479,786		526,469
Funded status at end of period						(86,211)		(6,146)
SERP Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			48,370		44,322	44,322		39,152
Service cost			537			1,241		1,024
Interest cost			1,076			2,192		2,165
Amendment						0		0
Actuarial loss/(gain)			0			4,467		3,663
Benefits paid			(4,271)			(2,687)		(1,682)
Medicare part D subsidiary received			0			0		0
Curtailment loss/(gain)			0	[1]		(1,165)	[1]	0
Benefit obligation at end of period	45,712		45,712			48,370		44,322
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			0		0	0		0
Actual return on plan assets						0		0
Employer contribution	400		4,300			2,687		1,682
Benefits paid			(4,271)			(2,687)		(1,682)
Fair value of plan assets at end of period						0		0
Funded status at end of period						(48,370)		(44,322)
Other Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			16,436		16,579	16,579		15,953
Service cost			70			113		106
Interest cost			375			807		880
Amendment						0		0
Actuarial loss/(gain)			(132)			384		867
Benefits paid			(866)			(1,855)		(2,030)
Medicare part D subsidiary received			505			408		803
Curtailment loss/(gain)			0	[1]		0	[1]	0
Benefit obligation at end of period	16,388		16,388			16,436		16,579
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			7,206		8,288	8,288		8,790
Actual return on plan assets						(170)		1,140
Employer contribution	100		500			943		388
Benefits paid			(866)			(1,855)		(2,030)
Fair value of plan assets at end of period						7,206		8,288
Funded status at end of period						(9,230)		(8,291)
PUGET SOUND ENERGY, INC. | Qualified Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			565,997		532,615	532,615		504,786
Service cost	(4,229)	(4,059)	(8,463)		(8,119)	(15,822)		(16,089)	(14,141)
Interest cost	(6,551)	(6,630)	(12,993)		(13,259)	(26,263)		(27,975)	(27,734)
Amendment						0		(21,866)
Actuarial loss/(gain)						18,485		32,163
Benefits paid						(27,188)		(26,532)
Medicare part D subsidiary received						0		0
Curtailment loss/(gain)						0		0
Benefit obligation at end of period						565,997		532,615	504,786
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			479,786		526,469	526,469		485,689
Actual return on plan assets						(24,495)		55,312
Employer contribution						5,000		12,000
Benefits paid						(27,188)		(26,532)
Fair value of plan assets at end of period						479,786		526,469	485,689
Funded status at end of period						(86,211)		(6,146)
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			48,370		44,322	44,322		39,152
Service cost	(268)	(310)	(537)		(620)	(1,241)		(1,024)	(1,068)
Interest cost	(538)	(548)	(1,076)		(1,096)	(2,192)		(2,165)	(2,315)
Amendment						0		0
Actuarial loss/(gain)						4,467		3,663
Benefits paid						(2,687)		(1,682)
Medicare part D subsidiary received						0		0
Curtailment loss/(gain)						(1,165)	[1]	0
Benefit obligation at end of period						48,370		44,322	39,152
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			0		0	0		0
Actual return on plan assets						0		0
Employer contribution						2,687		1,682
Benefits paid						(2,687)		(1,682)
Fair value of plan assets at end of period						0		0	0
Funded status at end of period						(48,370)		(44,322)
PUGET SOUND ENERGY, INC. | Other Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			16,436		16,579	16,579		15,953
Service cost	(32)	(31)	(70)		(62)	(113)		(106)	(125)
Interest cost	(188)	(204)	(375)		(409)	(806)		(880)	(960)
Amendment						0		0
Actuarial loss/(gain)						384		867
Benefits paid						(1,855)		(2,030)
Medicare part D subsidiary received						408		803
Curtailment loss/(gain)						0		0
Benefit obligation at end of period						16,436		16,579	15,953
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			7,206		8,288	8,288		8,790
Actual return on plan assets						(170)		1,140
Employer contribution						943		388
Benefits paid						(1,855)		(2,030)
Fair value of plan assets at end of period						7,206		8,288	8,790
Funded status at end of period						$ (9,230)		$ (8,291)

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Retirement Benefits - Net Periodic Benefit Cost (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012 Qualified Pension Benefits [Member]	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Jun. 30, 2012 Other Benefit [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Jun. 30, 2012 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2011 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2012 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2011 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2010 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2009 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2010 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2009 Successor [Member] Other Benefit [Member]	Dec. 31, 2011 Successor [Member] Other Benefit [Member]	Dec. 31, 2010 Successor [Member] Other Benefit [Member]	Feb. 05, 2009 Predecessor [Member] Qualified Pension Benefits [Member]	Feb. 05, 2009 Predecessor [Member] SERP Pension Benefits [Member]	Feb. 05, 2009 Predecessor [Member] Other Benefit [Member]
Components of net periodic benefit cost:
Service cost	$ (8,463)	$ (15,822)	$ (16,089)	$ (537)	$ (1,241)	$ (1,024)	$ (70)	$ (113)	$ (106)	$ 4,229	$ 4,059	$ 8,463	$ 8,119	$ 268	$ 310	$ 537	$ 620	$ 32	$ 31	$ 70	$ 62	$ 4,229	$ 4,059	$ 8,463	$ 8,119	$ 15,822	$ 16,089	$ 14,141	$ 268	$ 310	$ 537	$ 620	$ 1,241	$ 1,024	$ 1,068	$ 32	$ 31	$ 70	$ 62	$ 113	$ 106	$ 125	$ 12,469	$ 15,822	$ 16,089	$ 951	$ 1,241	$ 1,024	$ 114	$ 113	$ 106	$ 1,090	$ 89	$ 11
Interest cost	(12,993)	(26,263)	(27,975)	(1,076)	(2,192)	(2,165)	(375)	(807)	(880)	6,551	6,630	12,993	13,259	538	548	1,076	1,096	188	204	375	409	6,551	6,630	12,993	13,259	26,263	27,975	27,734	538	548	1,076	1,096	2,192	2,165	2,315	188	204	375	409	806	880	960	25,912	26,263	27,975	2,178	2,192	2,165	894	806	880	2,302	193	89
Expected return on plan assets										(9,101)	(8,860)	(18,102)	(17,720)	0	0	0	0	(109)	(125)	(218)	(250)	(10,434)	(11,056)	(20,767)	(22,112)	(44,128)	(43,892)	(43,453)	0	0	0	0	0	0	0	(109)	(125)	(217)	(250)	(502)	(509)	(455)	(27,583)	(35,344)	(32,941)				(379)	(502)	(510)	(3,585)		(37)
Amortization of prior service cost/(credit)										(495)	(495)	(990)	(990)	0	0	0	0	0	0	0	0	(393)	(394)	(787)	(786)	(1,573)	548	1,134	74	141	146	281	563	562	616	9	16	18	31	63	132	83	0	(1,980)	(165)	0	0	0	0	0	0	95	51	7
Amortization of net loss/(gain)										234	0	384	0	176	90	351	180	17	1	27	1	3,790	2,695	7,508	5,389	10,250	7,325	3,702	358	298	716	598	1,194	769	886	(63)	(109)	(123)	(217)	(481)	(553)	(460)	0	0	70	0	360	0	0	(46)	(67)	269	74	(15)
Amortization of transition obligation																						0	0	0	0	0	0	0	0	0	0	0	0	0	0	12	13	25	25	50	50	50							0	0	0			4
Net periodic benefit cost										$ 1,418	$ 1,334	$ 2,748	$ 2,668	$ 982	$ 948	$ 1,964	$ 1,896	$ 128	$ 111	$ 254	$ 222	$ 3,743	$ 1,934	$ 7,410	$ 3,869	$ 6,634	$ 8,045	$ 3,258	$ 1,238	$ 1,297	$ 2,475	$ 2,595	$ 5,190	$ 4,520	$ 4,885	$ 69	$ 30	$ 148	$ 60	$ 49	$ 106	$ 303	$ 10,798	$ 4,761	$ 11,028	$ 3,129	$ 3,793	$ 3,189	$ 629	$ 371	$ 409	$ 171	$ 407	$ 59

Retirement Benefits - Amounts Recognized (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Qualified Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	$ 0	$ 0
Noncurrent liabilities	(86,211)	(6,146)
Total	(86,211)	(6,146)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	34,781	(43,544)
Prior service cost/(credit)	(19,721)	(21,701)
Total	15,060	(65,245)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	78,324	9,791
Amortization of net loss/(gain)	0	(70)
Prior service cost/(credit)	0	(21,866)
Amortization of prior service cost/(credit)	1,980	165
Total change in other comprehensive income for year	80,304	(11,980)
SERP Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(6,137)	(3,506)
Noncurrent liabilities	(42,233)	(40,816)
Total	(48,370)	(44,322)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	8,038	5,095
Prior service cost/(credit)	0	0
Total	8,038	5,095
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	3,302	3,663
Amortization of net loss/(gain)	(360)	0
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	0	0
Total change in other comprehensive income for year	2,942	3,663
Other Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(468)	(44)
Noncurrent liabilities	(8,762)	(8,247)
Total	(9,230)	(8,291)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	282	(820)
Prior service cost/(credit)	0	0
Total	282	(820)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	1,056	236
Amortization of net loss/(gain)	46	67
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	0	0
Total change in other comprehensive income for year	1,102	303
PUGET SOUND ENERGY, INC. | Qualified Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	0	0
Noncurrent liabilities	(86,211)	(6,146)
Total	(86,211)	(6,146)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	264,098	187,240
Prior service cost/(credit)	(15,671)	(17,245)
Transition obligations	0	0
Total	248,427	169,995
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	87,108	20,743
Amortization of net loss/(gain)	(10,250)	(7,325)
Prior service cost/(credit)	0	(21,867)
Amortization of prior service cost/(credit)	1,573	(546)
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	78,431	(8,995)
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(6,137)	(3,506)
Noncurrent liabilities	(42,233)	(40,816)
Total	(48,370)	(44,322)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	13,878	11,770
Prior service cost/(credit)	305	867
Transition obligations	0	0
Total	14,183	12,637
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	3,302	3,663
Amortization of net loss/(gain)	(1,194)	(769)
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	(562)	(562)
Amortization of transition obligation	0	0
Total change in other comprehensive income for year	1,546	2,332
PUGET SOUND ENERGY, INC. | Other Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Statement of Financial Position Consist of: [Abstract]
Current liabilities	(468)	(44)
Noncurrent liabilities	(8,762)	(8,247)
Total	(9,230)	(8,291)
Defined Benefit Plan, Amounts Recognized in Accumulated Other Comprehensive Income Consist of: [Abstract]
Net loss (gain)	(2,955)	(4,492)
Prior service cost/(credit)	72	134
Transition obligations	50	100
Total	(2,833)	(4,258)
Defined Benefit Plan, Other Changes (Pre-Tax) In Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Abstract]
Net loss/(gain)	1,056	236
Amortization of net loss/(gain)	481	553
Prior service cost/(credit)	0	0
Amortization of prior service cost/(credit)	(62)	(132)
Amortization of transition obligation	(50)	(50)
Total change in other comprehensive income for year	$ 1,425	$ 607

Retirement Benefits - Assumptions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%
Assumed Health Care Cost Trend Rates [Abstract]
Medical inflation rate assumed for next fiscal year	7.50%
Ultimate health care cost trend rate	4.90%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
1% Increase, Effect on post-retirement benefit obligation	97		97
1% Decrease, Effect on post-retirement benefit obligation	85		85
1% Increase, Effect on service and interest cost components	5		6
1% Decrease, Effect on service and interest cost components	4		5
Qualified Pension Benefits [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	7.75%		8.00%		8.25%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	0.00%		0.00%		0.00%
SERP Pension Benefits [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	0.00%		0.00%		0.00%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	0.00%		0.00%		0.00%
Other Benefit [Member]
Benefit Obligation Assumptions [Abstract]
Benefit Obligation Assumptions, Discount rate	4.75%	[1]	5.15%	[1]	5.75%	[1]
Benefit Obligation Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Obligation Assumptions, Medical trend rate	7.50%		8.00%		7.50%
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	5.15%		5.75%		6.50%	[2]
Benefit Cost Assumptions, Rate of plan assets	7.80%		7.80%		7.60%
Benefit Cost Assumptions, Rate of compensation increase	4.50%		4.50%		4.50%
Benefit Cost Assumptions, Medical trend rate	8.00%		8.50%		9.00%
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	6.20%
PUGET ENERGY | SERP Pension Benefits [Member]
Benefit Cost Assumptions [Abstract]
Benefit Cost Assumptions, Discount rate	6.50%

[1]	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.
[2]	6.50% is the benefit cost discount rate used by Puget Energy. 6.20% is the benefit cost discount rate use by PSE. The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.

Retirement Benefits - Future Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	$ 47,100
2013	37,300
2014	37,000
2015	38,000
2016	38,400
2017-2021	208,800
SERP Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	6,137
2013	1,889
2014	3,492
2015	3,284
2016	3,328
2017-2021	18,652
Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2012	1,354
2013	1,315
2014	1,259
2015	1,198
2016	1,231
2017-2021	6,453
2012, without Medicare Part D subsidy	1,778
2013, without Medicare Part D subsidy	1,770
2014, without Medicare Part D subsidy	1,739
2015, without Medicare Part D subsidy	1,700
2016, without Medicare Part D subsidy	1,652
2017-2021, without Medicare Part D subsidy	$ 7,476

Retirement Benefits - Plan Asset Allocation (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Dec. 31, 2009 SERP Pension Benefits [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Dec. 31, 2009 Other Benefit [Member]	Dec. 31, 2011 Domestic Large Cap Equity [Member]	Dec. 31, 2011 Domestic Small Cap Equity [Member]	Dec. 31, 2011 Non-U.S. Equity [Member]	Dec. 31, 2011 Tactical Asset Allocation [Member]	Dec. 31, 2011 Fixed Income [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2011 Absolute Return [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Other Benefit [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Net Receivables [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Net Receivables [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Accrued Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Accrued Income [Member] Qualified Pension Benefits [Member] Total
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum												25.00%	0.00%	10.00%	0.00%	15.00%	0.00%	5.00%	0.00%
Target Allocation												32.00%	10.00%	20.00%	5.00%	23.00%	0.00%	10.00%	0.00%
Target Allocation, Maximum												40.00%	15.00%	30.00%	10.00%	30.00%	10.00%	15.00%	5.00%
Fair value of plan assets	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 0	$ 0	$ 0	$ 7,206	$ 8,288	$ 8,790											$ 45,319	$ 48,100	$ 46,226	$ 479,786	$ 526,469	$ 7,137	$ 8,115	$ 130	$ 173	$ 7,267	$ 8,288	$ 324,908	$ 356,793	$ 108,196	$ 119,079	$ 45,319	$ 48,100	$ 478,423	$ 523,972	$ 218,335	$ 254,479	$ 71,679	$ 80,794	$ 0	$ 0	$ 290,014	$ 335,273	$ 124,303	[1]	$ 144,431	[1]	$ 29,547	[1]	$ 28,376	[1]	$ 0	[1]	$ 0	[1]	$ 153,850	[1]	$ 172,807	[1]	$ 45,650	[2]	$ 55,750	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 45,650	[2]	$ 55,750	[2]	$ 48,382	[3]	$ 54,298	[3]	$ 42,132	[3]	$ 52,418	[3]	$ 0	[3]	$ 0	[3]	$ 90,514	[3]	$ 106,716	[3]	$ 0	[4]	$ 0	[4]	$ 26,922	[4]	$ 29,566	[4]	$ 0	[4]	$ 0	[4]	$ 26,922	[4]	$ 29,566	[4]	$ 106,573	[5]	$ 102,314	[5]	$ 580	[5]	$ 1,982	[5]	$ 0	[5]	$ 0	[5]	$ 107,153	[5]	$ 104,296	[5]	$ 0	[6]	$ 0	[6]	$ 0	[6]	$ 0	[6]	$ 45,319	[6]	$ 48,100	[6]	$ 45,319	[6]	$ 48,100	[6]	$ 0	$ 12,619	$ 23,012	$ 7,137	[7]	$ 8,115	[7]	$ 0	[7]	$ 0	[7]	$ 7,137	[7]	$ 8,115	[7]	$ 0	[8]	$ 0	[8]	$ 9,015	[8]	$ 6,737	[8]	$ 0	[8]	$ 0	[8]	$ 9,015	[8]	$ 6,737	[8]	$ 0	[9]	$ 0	[9]	$ 130	[9]	$ 173	[9]	$ 130	[9]	$ 173	[9]	$ 1,088	$ 2,272	$ 275	$ 225
Fair Value of Assets, Period of Maturity of Underlying Investments																				13 months	13 months

[1]	Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund. Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.
[2]	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.
[3]	Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.
[4]	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.
[5]	Fixed income securities consist of a mutual fund and corporate bonds. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The corporate bonds are valued using various valuation techniques such as matrix pricing.
[6]	As of December 31, 2011 absolute return investments consist of two partnerships. The partnerships are valued using the financial reports as of December 31, 2011. These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.
[7]	This is a publicly traded balanced mutual fund. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.
[8]	The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.
[9]	This consists of a deposit fund and a money market fund. The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011. The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.

Retirement Benefits - Fair Value Level 3 Rollforward (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Partnership Investment [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Partnership Investment [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 48,100		$ 46,226		$ 35,481		$ 23,214		$ 12,619		$ 23,012
Additional investments						11,635		10,473		11,635		10,473		0		0
Distributions						(11,635)		(11,716)		0		0		(11,635)		(11,716)
Realized losses on distributions						(290)		(1,370)		0		0		(290)		(1,370)
Unrealized gains related to instruments still held at the reporting date						(1,198)		4,487		(1,797)		1,794		599		2,693
Transferred out of level 3						(1,293)	[1]	0	[1]	0	[1]	0	[1]	(1,293)	[1]	0	[1]
Fair value of plan assets at end of period	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 45,319		$ 48,100		$ 45,319		$ 35,481		$ 0		$ 12,619

[1]	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.

Retirement Benefits - Textuals (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Qualified Pension Benefits [Member]	Jun. 30, 2012 Qualified Pension Benefits [Member]	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Dec. 31, 2009 SERP Pension Benefits [Member]	Jun. 30, 2012 Other Benefit [Member]	Jun. 30, 2012 Other Benefit [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Dec. 31, 2009 Other Benefit [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2011 Cash Balance Formula [Member] PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Final Average Earnings Formula PUGET SOUND ENERGY, INC.	Mar. 31, 2010 Prescription Drug Subsidy Tax Legislation [Member] Internal Revenue Service (IRS) [Member] PUGET SOUND ENERGY, INC.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 498,700,000	$ 479,800,000			$ 479,786,000	$ 526,469,000	$ 485,689,000			$ 0	$ 0	$ 0			$ 7,206,000	$ 8,288,000	$ 8,790,000	$ 479,786,000	$ 526,469,000	$ 485,689,000	$ 0	$ 0	$ 0	$ 7,206,000	$ 8,288,000	$ 8,790,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Gain (Loss)					(600,000)					(700,000)								(14,900,000)			(1,400,000)			200,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year, Net Prior Service Cost or Credit					2,000,000					0								1,600,000			(300,000)
Estimated Future Employer Contributions in Current Fiscal Year			18,800,000	18,800,000	22,800,000			6,100,000	6,100,000	6,100,000			900,000	900,000	900,000
Income tax expense																													800,000
Percentage of employees covered by plan calculation formula																											88.00%	12.00%
Defined Benefit Plan, Contributions by Employer			$ 5,700,000	$ 11,400,000	$ 5,000,000	$ 12,000,000		$ 400,000	$ 4,300,000	$ 2,687,000	$ 1,682,000		$ 100,000	$ 500,000	$ 943,000	$ 388,000		$ 5,000,000	$ 12,000,000		$ 2,687,000	$ 1,682,000		$ 943,000	$ 388,000

Stock-based Compensation Plans Equity Award Activity (Details) (Predecessor [Member], USD $)	1 Months Ended
Feb. 05, 2009
Performance Shares
Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance	244,390
Granted	0
Vested	(244,390)
Forfeited	0
Outstanding, Ending Balance	0
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, Beginning Balance, Weighted Average Fair Value Per Share	$ 25.65
Granted, Weighted Average Fair Value Per Share	$ 0
Vested, Weighted Average Fair Value Per Share	$ 25.65
Forfeited, Weighted Average Fair Value Per Share	$ 0
Outstanding, Ending Balance, Weighted Average Fair Value Per Share	$ 0
Restricted Stock
Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance	227,643
Granted	0
Vested	(227,643)
Forfeited	0
Outstanding, Ending Balance	0
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, Beginning Balance, Weighted Average Fair Value Per Share	$ 24.64
Granted, Weighted Average Fair Value Per Share	$ 0
Vested, Weighted Average Fair Value Per Share	$ 24.64
Forfeited, Weighted Average Fair Value Per Share	$ 0
Outstanding, Ending Balance, Weighted Average Fair Value Per Share	$ 0

Stock-based Compensation Plans Additional Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended												0 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2002	Dec. 31, 2011 Performance Shares	Dec. 31, 2009 Performance Shares	Dec. 31, 2011 Performance Shares Maximum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2009 Restricted Stock	Dec. 31, 2002 President and Chief Executive Officer	Dec. 31, 2002 President and Chief Executive Officer Long Term Incentive Plan	Dec. 31, 2002 President and Chief Executive Officer Incentive Plan, Other	Feb. 06, 2009 Merger and Related Costs	Feb. 06, 2009 Merger and Related Costs Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Payment in Cash Election, Percentage						50.00%
Allocated Share-based Compensation Expense					$ 9.6				$ 2.2				$ 14.5	$ 9.6
Award vesting period				3 years			4 years	5 years
Options granted in period (in shares)										300,000	40,000	260,000
Options granted in period, grant date market price (dollars per share)	$ 22.51
Options granted in period, Weighted Average Grant Date Fair Value (dollars per share)	$ 3.33
Options cancelled due to merger, cash payment			2.3
Percentage of quarterly retainer fees paid in entity stock		100.00%
Period Amount of Held Shares of Quarterly Retainer Fees Threshold Required		2 years
Share-based Goods and Nonemployee Services Transaction, Expense		$ 0.4

Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Current Income Tax Expense (Benefit) [Abstract]
Current, Federal								$ (161,087)	$ 785	$ 42,061	$ 10,185	$ 653	$ 32,331	$ (126,156)
Current, State								(988)	(50)	385	87	0	385	(901)
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred, Federal								244,116	32,706	(38,717)	(1,275)	76,369	(31,346)	194,701
Deferred, State								0	319	(1,248)	0	1,095	(1,248)	0
Total income tax expense	$ 20,000	$ (2,717)	$ 52,346	$ 42,888	$ 33,760	$ 2,481	$ 91,038	$ 82,041	$ 33,760	$ 2,481	$ 8,997	$ 78,117	$ 122	$ 67,644

Income Taxes - Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Federal statutory rate					35.00%
Income Tax Reconciliation [Abstract]
Income taxes at the statutory rate								$ 89,620	$ 54,968	$ 11,477	$ 7,613	$ 98,783	$ 9,176	$ 79,414
Production tax credit								(13,871)	(23,310)	(19,972)	(5,870)	(23,310)	(19,972)	(19,741)
AFUDC excluded from taxable income								(5,326)	(22,861)	(9,970)	(1,771)	(22,861)	(9,970)	(7,097)
Capitalized interest								5,028	17,592	8,244	914	17,592	8,244	5,942
Utility plant differences								4,323	5,849	6,162	1,472	5,849	6,162	5,795
Tenaska gas contract								3,049	7,094	5,889	1,429	7,094	5,889	4,478
Transaction costs								201	0	0	5,544
Other - net								(983)	(5,572)	651	(334)	(5,030)	593	(1,147)
Total income tax expense	$ 20,000	$ (2,717)	$ 52,346	$ 42,888	$ 33,760	$ 2,481	$ 91,038	$ 82,041	$ 33,760	$ 2,481	$ 8,997	$ 78,117	$ 122	$ 67,644
Effective tax rate								32.00%	21.50%	7.60%	41.40%	27.70%	0.50%	29.80%

Income Taxes - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities, Gross [Abstract]
Utility plant and equipment	$ 1,200,796	$ 1,099,857
Fair value of debt instruments	90,535	92,661
Regulatory asset for income taxes	62,304	73,337
Pensions and other compensation	14,146	46,084
Storm damage	30,556	36,286
Other deferred tax liabilities	85,367	106,714
Subtotal deferred tax liabilities	1,483,704	1,454,939
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	(165,088)	(168,463)
Fair value of derivative instruments	(96,374)	(116,320)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(81,194)	(65,018)
Subtotal deferred tax assets	(431,882)	(410,414)
Total	1,051,822	1,044,525
PUGET SOUND ENERGY, INC.
Deferred Tax Liabilities, Gross [Abstract]
Utility plant and equipment	1,200,796	1,099,857
Regulatory asset for income taxes	61,344	73,337
Storm damage	30,556	36,286
Other deferred tax liabilities	81,928	85,206
Subtotal deferred tax liabilities	1,374,624	1,294,686
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	(50,281)	(105,140)
Pension and other compensation	(63,234)	(31,312)
Fair value of derivative instruments	(92,502)	(85,394)
Production tax credit carryforward	(89,226)	(60,613)
Other deferred tax assets	(75,946)	(57,925)
Subtotal deferred tax assets	(371,189)	(340,384)
Total	$ 1,003,435	$ 954,302

Income Taxes - Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosures [Line Items]
Current deferred taxes	$ (87,931)	$ (101,934)	$ (83,086)
Non-current deferred taxes	1,202,949	1,153,755	1,127,611
Total		1,051,822	1,044,525
PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Current deferred taxes		(112,204)	(80,215)
Non-current deferred taxes		1,115,639	1,034,517
Total		$ 1,003,435	$ 954,302

Litigation (Details) (Pending Litigation [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation claims accrual	$ 3.6	$ 3.8	$ 2.6	$ 3.1

Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]	Dec. 31, 2010 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]	Dec. 31, 2009 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Variable Interest Entity [Line Items]
Purchased electricity	$ 156,098	$ 180,022	$ 355,213	$ 407,918	$ 771,405	$ 773,429	$ 175,900	$ 190,300	$ 181,200

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Contracts MWh		Dec. 31, 2010 MWh	Dec. 31, 2009 MWh
Long-term Purchase Commitment [Line Items]
Percentage of Company's energy output (percent)	24.20%
Average cost of Company's energy output (US$ per kWh)	0.015
Number of Public Utility Districts with long term purchase agreements	3
Payment Obligations for Power Purchases
2012	$ 210,929,000
2013	150,885,000
2014	129,748,000
2015	128,097,000
2016	117,932,000
Thereafter	948,417,000
Total	1,686,008,000
Total energy obtained during period under purchased power contracts (MWh)	8,500,000		8,200,000	8,300,000
Cost incurred during period to provide energy under purchased power contracts	391,800,000		420,600,000	363,300,000
Daily take obligation under long-term service contract (percent)	100.00%
Daily delivery obligation under long-term service contract (percent)	100.00%
Energy Production Service Contracts [Member]
Payment Obligations for Power Purchases
2012	28,815,000	[1]
2013	24,968,000	[1]
2014	25,873,000	[1]
2015	31,843,000	[1]
2016	10,437,000	[1]
Thereafter	53,669,000	[1]
Total	175,605,000	[1]
Gas-Fired Generation Facility [Member]
Payment Obligations for Power Purchases
2012	33,300,000
Purchase obligation under longer term (2013 through 2029) agreements	340,400,000
Colombia River Projects [Member]
Payment Obligations for Power Purchases
2012	72,634,000
2013	71,336,000
2014	73,039,000
2015	74,888,000
2016	74,407,000
Thereafter	683,436,000
Total	1,049,740,000
Other Utilities [Member]
Payment Obligations for Power Purchases
2012	135,481,000
2013	75,994,000
2014	52,432,000
2015	47,982,000
2016	40,544,000
Thereafter	264,981,000
Total	617,414,000
Non-Utility Generators [Member]
Payment Obligations for Power Purchases
2012	2,814,000
2013	3,555,000
2014	4,277,000
2015	5,227,000
2016	2,981,000
Thereafter	0
Total	18,854,000
Short-Term Energy Supply Contracts [Member]
Payment Obligations for Power Purchases
2012	200,500,000
2013	92,500,000
2014	25,200,000
Firm Natural Gas Supply [Member]
Payment Obligations for Power Purchases
2012	151,408,000
2013	142,662,000
2014	135,931,000
2015	128,058,000
2016	123,949,000
Thereafter	602,004,000
Total	1,284,012,000
Deman charges incurred under firm supply and service contracts	100,000
Firm Transportation Service [Member]
Payment Obligations for Power Purchases
2012	142,586,000
2013	138,528,000
2014	134,357,000
2015	126,484,000
2016	122,375,000
Thereafter	595,779,000
Total	1,260,109,000
Deman charges incurred under firm supply and service contracts	142,800,000
Firm Storage and Peaking Service [Member]
Payment Obligations for Power Purchases
2012	8,822,000
2013	4,134,000
2014	1,574,000
2015	1,574,000
2016	1,574,000
Thereafter	6,225,000
Total	23,903,000
Deman charges incurred under firm supply and service contracts	6,500,000
Combustion Turbines [Member]
Payment Obligations for Power Purchases
Deman charges incurred under firm supply and service contracts	32,300,000
Information Technology Service Contracts [Member]
Payment Obligations for Power Purchases
2012	22,374,000
2013	13,951,000
2014	0
2015	0
2016	0
Thereafter	0
Total	36,325,000
Automated Meter Reading System [Member]
Payment Obligations for Power Purchases
2012	19,340,000	[2]
2013	20,513,000	[2]
2014	21,161,000	[2]
2015	21,897,000	[2]
2016	14,198,000	[2]
Thereafter	109,069,000	[2]
Total	206,178,000	[2]
Service Contract Obligations [Member]
Payment Obligations for Power Purchases
2012	70,529,000
2013	59,432,000
2014	47,034,000
2015	53,740,000
2016	24,635,000
Thereafter	162,738,000
Total	$ 418,108,000
Minimum | Combustion Turbines [Member]
Payment Obligations for Power Purchases
Remaining terms under contract	less than one year
Maximum | Combustion Turbines [Member]
Payment Obligations for Power Purchases
Remaining terms under contract	34 years

[1]	Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.
[2]	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.

Commitments and Contingencies - Surety Bond (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Bond
Commitments and Contingencies Disclosure [Abstract]
Self insurance surety bond	$ 3.7
Number of self insurer's pension bonds	8
Self insurer's pension bonds	$ 1.2

Commitments and Contingencies - Environmental Remediation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Gas plant
Loss Contingencies [Line Items]
Environmental remediation costs, low end estimate	$ 39.1
Environmental remediation costs, high end estimate	57.3
Accrual for environmental loss contingencies	39.1
Environmental expense and liabilities incurred	5.5
Electric
Loss Contingencies [Line Items]
Environmental remediation costs, low end estimate	8.2
Environmental remediation costs, high end estimate	27.9
Accrual for environmental loss contingencies	8.2
Environmental expense and liabilities incurred	$ 9.6

Related Party Transactions (Details) (USD $)	1 Months Ended	6 Months Ended					0 Months Ended		0 Months Ended					0 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended					0 Months Ended											0 Months Ended
	Feb. 15, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 03, 2011 interest_rate_swap	Jun. 03, 2011 Contracts	Jun. 03, 2011 Co-manager and Underwriter [Member]	Dec. 31, 2011 Co-manager and Underwriter [Member]	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. PUGET ENERGY	Dec. 31, 2010 PUGET SOUND ENERGY, INC. PUGET ENERGY	Feb. 10, 2012 PUGET ENERGY	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Mar. 31, 2012 PUGET ENERGY	Dec. 31, 2011 Line of Credit PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Line of Credit PUGET SOUND ENERGY, INC. PUGET ENERGY	Dec. 31, 2010 Line of Credit PUGET SOUND ENERGY, INC. PUGET ENERGY	Jun. 03, 2011 Senior Secured Note PUGET ENERGY Co-manager and Underwriter [Member]	Dec. 31, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021	Dec. 31, 2010 Senior Secured Note 6.000% Senior Secured Note Due 2021	Jun. 03, 2011 Senior Secured Note 6.000% Senior Secured Note Due 2021 PUGET ENERGY Co-manager and Underwriter [Member]	Jun. 03, 2011 Term Loan	Dec. 06, 2010 Term Loan	Feb. 06, 2009 Term Loan	Dec. 31, 2011 Term Loan Co-manager and Underwriter [Member]	Dec. 31, 2010 Term Loan PUGET ENERGY Co-manager and Underwriter [Member]	Dec. 31, 2011 Medium-term Notes [Member]	Dec. 31, 2010 Medium-term Notes [Member]	Dec. 31, 2011 Capital Expenditure Facility	Dec. 31, 2010 Capital Expenditure Facility	Feb. 06, 2009 Capital Expenditure Facility	Dec. 31, 2011 Capital Expenditure Facility Co-manager and Underwriter [Member]	Jun. 29, 2010 Capital Expenditure Facility PUGET SOUND ENERGY, INC.
Related Party Transaction [Line Items]
Current borrowing capacity of line of credit										$ 1,150,000,000		$ 30,000,000								$ 30,000,000																$ 1,000,000,000
Debt instrument variable rate basis																			LIBOR	one-month LIBOR
Basis spread on variable rate (percent)																			0.85%	0.25%
Outstanding amount for line of credit												30,000,000	22,600,000					859,000,000																545,000,000
Applicable interest rate on credift facility at period end																				1.60%	1.10%
Long-term debt				5,566,860,000						3,773,860,000	3,463,860,000				1,793,000,000								500,000,000	500,000,000	0	500,000,000			1,225,000,000		782,000,000	298,000,000	782,000,000	545,000,000	258,000,000
Repayments of long-term debt		1,273,000,000	744,000,000						779,300,000						484,000,000	443,000,000						484,000,000					484,000,000	1,225,000,000										400,000,000
Related party commitments under debt instrument																														6,900,000							50,600,000
Number of interest rate derivatives held					3	2
Notional amount of interest rate swaps				1,280,000,000			444,900,000	367,500,000									450,000,000
Notional amount of swap instrument settled	$ 277,000,000						$ 77,400,000							$ 550,000,000

Fair Value of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 power_purchase_contract	Dec. 31, 2010 Power Purchase Contracts [Member]	Dec. 31, 2011 WNP-3 BPA Exchange Power Contract [Member]	Dec. 31, 2011 WNP-3 BPA Exchange Power Contract [Member] Maximum	Dec. 31, 2011 Rock Island Power Contract [Member]	Dec. 31, 2010 SO2 Emission Allowance Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Number of purchased power contracts impaired		2
Intangible asset carrying value			$ 864.7	$ 1.9		$ 44.9	$ 7.9
Intangible asset fair value					0	9.8
Impairment of intangible assets	$ 16.6		$ 105.8	$ 1.9		$ 35.1	$ 7.9

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended							3 Months Ended								12 Months Ended				12 Months Ended						11 Months Ended	12 Months Ended		11 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Regulated Utility [Member]	Dec. 31, 2010 Regulated Utility [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. sqmi	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC. subsidiary sqmi	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. sqmi	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Regulated Utility [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other [Member]	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] Regulated Utility [Member]	Dec. 31, 2009 Successor [Member] Other [Member]	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] Regulated Utility [Member]	Feb. 05, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Number of operating segments												1
Area of service territory (sqmi)																			6,000								6,000			6,000
Number of subsidiaries																											2
Revenues	$ 678,617	$ 968,721	$ 597,776	$ 732,675	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 1,727,129	$ 1,752,268	$ 3,318,765	$ 3,122,217	$ 3,328,861	$ 3,319,105	$ 3,121,934	$ (340)	$ 283	$ 969,070	$ 597,776	$ 733,364	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 3,319,803	$ 3,122,217	$ 3,328,501		$ 3,319,106	$ 3,121,935	$ 3,325,263	$ 697	$ 282	$ 3,238	$ 2,925,148			$ 2,921,550	$ 3,598	$ 403,713	$ 403,713	$ 0
Depreciation and amortization												371,978	364,206	332,685	371,977	364,205	1	1									371,978	364,206	332,852		371,977	364,204	332,646	1	2	206				305,904	39		26,742	0
Income tax (benefit) expense	20,000			(2,717)						52,346	42,888	33,760	2,481	91,038	91,464	35,905	(57,704)	(33,424)									78,117	122	67,644		78,451	60	69,890	(334)	62	(2,246)	82,041	33,760	2,481	113,241	(31,200)	8,997	10,537	(1,540)
Operating income	159,876	121,439	20,663	114,693	218,145	193,289	(2,184)	71,726	45,403	368,897	332,837	474,940	308,234	510,273	477,730	310,130	(2,790)	(1,896)	116,029	17,198	107,380	190,436	180,374	(16,593)	48,794	(4,984)	431,043	207,591	383,135		431,553	207,647	387,652	(510)	(56)	(4,517)	474,863			477,082	(2,219)	35,410	55,830	(20,420)
Interest charges, net of AFUDC												341,961	307,010	273,752	210,463	220,922	131,498	86,088									201,467	220,854	202,527		201,467	220,854	202,527	0	0	0				176,858	79,953		16,966	(25)
Net income	57,692	47,294	(36,470)	5,035	107,431	83,738	(37,899)	3,663	(19,191)	146,171	112,466	123,290	30,311	186,771	228,908	92,927	(105,618)	(62,616)	58,875	(9,107)	50,913	103,439	93,421	(29,559)	507	(38,274)	204,120	26,095	159,252		204,740	26,358	161,508	(620)	(263)	(2,256)	174,015	123,290	30,311	229,973	(55,958)	12,756	31,611	(18,855)
Total assets	12,316,986	12,384,710				11,929,336				12,316,986		12,384,710	11,929,336	11,900,140	10,648,493	10,180,532	1,736,217	1,748,804	10,085,547				9,310,784				10,085,547	9,310,784	8,816,571		10,042,263	9,260,675	8,765,189	43,284	50,109	51,382				10,117,563	1,782,577		8,507,548	87,288
Construction expenditures - excluding equity AFUDC										$ 398,900	$ 567,837	$ 976,513	$ 859,091	$ 775,688	$ 976,513	$ 859,091	$ 0	$ 0									$ 976,513	$ 859,091	$ 775,688		$ 976,513	$ 859,091	$ 775,688	$ 0	$ 0	$ 0	$ 726,157	$ 976,513	$ 859,091	$ 726,157	$ 0	$ 49,531	$ 49,531	$ 0

Other Bond Issuances (Details) (PUGET ENERGY, USD $)	Mar. 31, 2012	Feb. 10, 2012	Jun. 15, 2012 Senior Notes [Member]	Jun. 30, 2012 Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 450,000,000
Stated interest rate percent			5.63%
Line of Credit Facility [Abstract]
Repayments of Debt				425,000,000
Outstanding amount for line of credit	859,000,000			434,000,000
Line of Credit Facility, Term		5 years
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000

SUPPLEMENTAL QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Operating revenues	$ 678,617	$ 968,721	$ 597,776	$ 732,675	$ 1,019,593	$ 947,895	$ 622,829	$ 673,287	$ 878,206	$ 1,727,129	$ 1,752,268	$ 3,318,765	$ 3,122,217	$ 3,328,861
Operating income	159,876	121,439	20,663	114,693	218,145	193,289	(2,184)	71,726	45,403	368,897	332,837	474,940	308,234	510,273
Net income (loss)	57,692	47,294	(36,470)	5,035	107,431	83,738	(37,899)	3,663	(19,191)	146,171	112,466	123,290	30,311	186,771
PUGET SOUND ENERGY, INC.
Quarterly Financial Information [Line Items]
Operating revenues		969,070	597,776	733,364	1,019,593	947,895	622,829	673,287	878,206			3,319,803	3,122,217	3,328,501
Operating income		116,029	17,198	107,380	190,436	180,374	(16,593)	48,794	(4,984)			431,043	207,591	383,135
Net income (loss)		$ 58,875	$ (9,107)	$ 50,913	$ 103,439	$ 93,421	$ (29,559)	$ 507	$ (38,274)			$ 204,120	$ 26,095	$ 159,252

Other Allowance for Funds Used During Construction (AFUDC) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended
	Nov. 01, 2008	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Feb. 10, 2012 PUGET ENERGY	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Non-Project Electric Utiliy Plant [Member]
Regulatory Assets [Line Items]
Line of Credit Facility, Term									5 years
Public Utilities, Allowance for Funds Used During Construction, Rate	8.25%							8.10%				7.80%
Useful Life																	30 years
Equity AFUDC										$ 5,179	$ 8,299	$ 14,485	$ 12,033	$ 32,431	$ 12,677	$ 4,177
Washington Commission AFUDC										178	365	319	4,271	5,108	3,715	10,693
Total in other income										5,357	8,664	14,804	16,304	37,539	16,392	14,870
Debt AFUDC		4,687	7,597	11,982	12,001	29,949	14,157			4,687	7,597	11,982	12,001	29,949	14,157
Total AFUDC										$ 10,044	$ 16,261	$ 26,786	$ 28,305	$ 67,488	$ 30,549	$ 24,084

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Income (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended							3 Months Ended								12 Months Ended			11 Months Ended	12 Months Ended		11 Months Ended	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PUGET ENERGY		Dec. 31, 2010 PUGET ENERGY		Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Sep. 30, 2011 PUGET SOUND ENERGY, INC.	Jun. 30, 2011 PUGET SOUND ENERGY, INC.	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Sep. 30, 2010 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Mar. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] PUGET ENERGY	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] PUGET ENERGY
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiary															$ 228,288,000	[1]	$ 92,700,000	[1]															$ 231,978,000 [1]		$ 31,611,000	[1]
Non-utility expense and other	74,000			(2,022,000)						(787,000)	(4,941,000)	(9,442,000)	(23,952,000)		(2,280,000)		(1,895,000)													(16,672,000)			(1,526,000)	(112,000)	(4,000)
Merger and related costs												0	0		0		0													(2,731,000)			(2,731,000)	(44,324,000)	(20,416,000)
Other income (deductions):
Charitable foundation contributions												0	0		0		0													(5,000,000)			(5,000,000)	0	0
Unhedged interest rate derivative expense	(7,297,000)			(25,412,000)						(6,770,000)	(25,460,000)	(28,601,000)	(7,955,000)		(28,601,000)		(7,955,000)													0			0	0	0
Interest income															215,000		260,000																240,000		25,000
Interest expense	(95,964,000)			(108,961,000)						(203,165,000)	(190,009,000)	(371,910,000)	(321,167,000)		(131,702,000)		(86,304,000)													(265,675,000)			(80,193,000)	(17,291,000)	0
Income taxes	(20,000,000)			2,717,000						(52,346,000)	(42,888,000)	(33,760,000)	(2,481,000)	(91,038,000)	57,370,000		33,505,000										(78,117,000)	(122,000)	(67,644,000)	(82,041,000)	(33,760,000)	(2,481,000)	31,247,000	(8,997,000)	1,540,000
Net income (loss)	57,692,000	47,294,000	(36,470,000)	5,035,000	107,431,000	83,738,000	(37,899,000)	3,663,000	(19,191,000)	146,171,000	112,466,000	123,290,000	30,311,000	186,771,000	123,290,000		30,311,000		58,875,000	(9,107,000)	50,913,000	103,439,000	93,421,000	(29,559,000)	507,000	(38,274,000)	204,120,000	26,095,000	159,252,000	174,015,000	123,290,000	30,311,000	174,015,000	12,756,000	12,756,000
Purchase accounting adjustments																											$ 24,200,000	$ 66,600,000

[1]	Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Balance Sheets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011		Jun. 30, 2011	Dec. 31, 2010		Dec. 31, 2009
Other property and investments:
Goodwill	$ 1,656,513,000	$ 1,656,513,000			$ 1,656,513,000
Current assets:
Cash	16,133,000	37,235,000		22,872,000	36,557,000
Income taxes	9,661,000	11,553,000			76,183,000
Deferred income taxes	87,931,000	101,934,000			83,086,000
Total current assets	701,682,000	944,856,000			1,067,925,000
Long-term assets:
Other	82,334,000	180,753,000			130,920,000
Total assets	12,316,986,000	12,384,710,000			11,929,336,000		11,900,140,000
CAPITALIZATION AND LIABILITIES
Common equity	3,367,964,000	3,300,923,000			3,322,912,000
Long-term debt	1,834,000,000	1,793,000,000			1,490,000,000
Total capitalization	8,705,597,000	8,578,290,000			7,705,625,000
Current liabilities:
Interest	69,480,000	69,329,000			59,182,000
Unrealized loss on derivative instruments	277,246,000	327,089,000			273,100,000
Total current liabilities	831,565,000	1,001,294,000			1,430,712,000
Long-term liabilities:
Unrealized loss on derivative instruments	113,209,000	196,558,000			183,135,000
Total capitalization and liabilities	12,316,986,000	12,384,710,000			11,929,336,000
PUGET ENERGY
ASSETS
Investments in subsidiaries		3,314,195,000	[1]		3,063,356,000	[1]
Other property and investments:
Goodwill		1,656,513,000			1,656,513,000
Current assets:
Cash		6,224,000			237,000		119,000
Receivables from affiliates		30,291,000	[2]		23,509,000	[2]
Income taxes		0			14,069,000
Deferred income taxes		8,824,000			10,516,000
Total current assets		45,339,000			48,331,000
Long-term assets:
Deferred income taxes		117,110,000			71,967,000
Other		13,544,000			8,267,000
Total long-term assets		130,654,000			80,234,000
Total assets		5,146,701,000			4,848,434,000
CAPITALIZATION AND LIABILITIES
Common equity		3,300,923,000			3,322,912,000
Long-term debt		1,779,844,000			1,463,039,000
Total capitalization		5,080,767,000			4,785,951,000
Current liabilities:
Interest		13,525,000			4,480,000
Unrealized loss on derivative instruments		25,210,000			30,047,000
Total current liabilities		38,735,000			34,527,000
Long-term liabilities:
Unrealized loss on derivative instruments		27,199,000			27,956,000
Total long-term liabilities		27,199,000			27,956,000
Total capitalization and liabilities		$ 5,146,701,000			$ 4,848,434,000

[1]	Investment in subsidiaries for successor include Puget Energy business combination accounting adjustments under ASC 805 that are recorded at Puget Energy
[2]	Eliminated in consolidation.

SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended							11 Months Ended	12 Months Ended		11 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PUGET ENERGY		Dec. 31, 2010 PUGET ENERGY		Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member] PUGET ENERGY	Feb. 05, 2009 Predecessor [Member]	Feb. 05, 2009 Predecessor [Member] PUGET ENERGY
Operating activities:
Net income	$ 146,171	$ 112,466	$ 123,290	$ 30,311	$ 186,771	$ 123,290		$ 30,311		$ 174,015	$ 123,290	$ 30,311	$ 174,015	$ 12,756	$ 12,756
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Unrealized gain on derivative instruments	(76,850)	(23,542)				33,549		(3,599)		(156,601)	45,043	50,495	0	3,867	0
Deferred income taxes and tax credits - net	52,657	43,278				(57,151)		(52,364)		244,216	33,318	(32,955)	(7,886)	(512)	0
Equity in earnings of subsidiary						(228,288)	[1]	(92,700)	[1]				(231,978) [1]		(31,611)	[1]
Other						12,837		18,169					3,153		(14)
Dividends received from subsidiaries						212,875		186,733					183,071		0
Accounts receivable						618		(891)					0		0
Income taxes	1,892	63,893				14,069		20,601		(133,773)	64,630	58,434	(21,951)	18,277	(1,539)
Accounts payable	(86,438)	(51,557)				0		(48)		(85,073)	1,098	(26,396)	(88,912)	(40,203)	0
Affiliated payables						0		0					0		20,015
Accrued interest						9,045		(926)					5,406		0
Net cash provided by operating activities	545,857	741,367				120,844		105,286		1,010,570	1,010,328	865,949	14,918	57,775	(393)
Investing activities:
Investment in subsidiaries						(287,000)		0					(25,960)		0
(Increase) decrease in loan to subsidiaries						(7,400)		300					2,828		346
Net cash used in investing activities	(474,903)	(603,052)				(294,400)		300		(783,076)	(1,076,815)	(905,767)	(23,132)	(53,500)	346
Financing activities:
Dividends paid	(88,444)	(116,691)				(117,441)		(104,311)		(121,179)	(117,441)	(104,311)	(121,178)	0	0
Long-term notes and bonds issued	1,314,000	1,087,000				787,000		450,000		400,211	1,382,000	1,025,000	50,211	250,000	0
Redemption of term-loan	(1,273,000)	(744,000)				(484,000)		(443,000)		(158,000)	(769,000)	(675,000)	0	0	0
Issue cost	(6,400)	(5,593)				(6,016)		(8,157)		(16,372)	(18,033)	(18,161)	(6,428)	7,133	0
Net cash provided by (used in) financing activities	(92,056)	(152,000)				179,543		(105,468)		(380,930)	67,165	(2,152)	(77,395)	103,444	0
Net increase (decrease) in cash and cash equivalents	(21,102)	(13,685)				5,987		118		(153,436)	678	(41,970)	(85,609)	107,719	(47)
Cash and cash equivalents at beginning of period	37,235	36,557	36,557			237		119			36,557	78,527		38,526	57
Cash and cash equivalents at end of period	$ 16,133	$ 22,872	$ 37,235	$ 36,557		$ 6,224		$ 237		$ 78,527	$ 37,235	$ 36,557	$ 119	$ 146,245	$ 10

[1]	Equity earnings of subsidiary included earnings from PSE of $204.1 million and $26.1 million for the years ended December 31, 2011 and 2010, respectively, and purchase accounting adjustments recorded at Puget Energy for PSE of $24.2 million and $66.6 million for the years ended December 31, 2011 and 2010, respectively.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for Doubtful Accounts Receivable [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 6,392	$ 0	$ 9,784	$ 8,094	$ 9,784	$ 8,094	$ 6,392
Additions Charged to Costs and Expenses	1,285	25,378	18,449	23,875	18,449	23,875	20,220
Deductions	7,677	17,284	19,738	22,185	19,738	22,185	18,518
Balance at End of Period	$ 0	$ 8,094	$ 8,495	$ 9,784	$ 8,495	$ 9,784	$ 8,094